                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04708
                                   ---------------------------------------------

                             SunAmerica Income Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                  John T. Genoy
                             Senior Vice President
                        SunAmerica Asset Management, LLC
                                 Harborside 5,
                         185 Hudson Street, Suite 3300,
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414
                                                   -----------------------------

Date of fiscal year end: March 31
                        --------------------------

Date of reporting period:  September 30, 2018
                         -------------------------

Item 1. Reports to Stockholders

                                                        SEMI-ANNUAL REPORT 2018

SUNAMERICA
Income Funds

[PHOTO]





[LOGO]

                                 aig.com/funds

                        Table of Contents


                   SHAREHOLDER LETTER...................   2
                   EXPENSE EXAMPLE......................   4
                   STATEMENTS OF ASSETS AND LIABILITIES.   6
                   STATEMENTS OF OPERATIONS.............   8
                   STATEMENTS OF CHANGES IN NET ASSETS..   9
                   FINANCIAL HIGHLIGHTS.................  10
                   PORTFOLIO OF INVESTMENTS.............  13
                   NOTES TO FINANCIAL STATEMENTS........  66
                   APPROVAL OF ADVISORY AGREEMENTS......  81
                   SUPPLEMENTS TO THE PROSPECTUS........  86

        Shareholder Letter -- (unaudited)

Dear Shareholders,

We are pleased to present this semi-annual report for the SunAmerica Income Funds for the six-month period ended September 30, 2018. From a broad perspective, it was a period wherein fixed income market performance was primarily influenced by economic data, central bank monetary policy and geopolitics. For the semi-annual period overall, the Bloomberg Barclays U.S. Aggregate Bond Index,/*/ a broad measure of the U.S. fixed income market, returned -0.14%.

In the second quarter of 2018, when the semi-annual period began, global fixed income sectors generated mixed results. Sovereign yields outside of Europe generally moved higher, driven by continued global economic growth momentum and rising inflation expectations. Government bonds, including U.S. Treasuries, enjoyed short-lived periods of strength, however, amid escalating tensions between the U.S. and its trade partners and bouts of elevated political uncertainty in Europe. Concerns about increased leverage and heavy supply from a pickup in mergers and acquisitions weighed on investment grade corporate bonds. Emerging markets debt also underperformed government bonds, while high yield corporate bonds outperformed - supported by continued demand for income and a scarcity of supply. Global monetary policies also diverged during the second quarter. The U.S. Federal Reserve (the "Fed") raised its target rate by 25 basis points+ in June 2018 as expected, and forecast two additional raises within the calendar year - one more than was projected at its March 2018 meeting. Meanwhile, the European Central Bank (ECB) announced its quantitative easing would end in December 2018 but pledged to keep its policy rates unchanged at least through the summer of 2019. The People's Bank of China unexpectedly cut its reserve-requirement ratio, the amount of cash banks must keep on reserve, by 100 basis points to free up lending for small businesses. The Bank of England maintained its policy rate and asset purchase program after U.K. economic growth fell shy of its forecasts.

Global fixed income sectors again generated mixed returns during the third quarter of 2018. Despite lingering trade war concerns, sovereign yields across most markets moved higher, driven by supportive global economic growth data and rising inflation expectations. Weighing on emerging markets debt were sharp declines in the Turkish lira and the Argentine peso, which sparked fears of emerging markets contagion before policymakers intervened with various stabilization measures. On the other hand, investment grade corporate bonds rebounded amid favorable earnings trends, positive economic data and light supply. High yield corporate bonds recorded their best quarterly performance since the first quarter of 2017. Global monetary policy turned more hawkish/**/ overall. The Fed upgraded its projection for U.S. economic growth, raised its target interest rate by 25 basis points in September 2018 and forecast four additional rate increases through the end of 2019. The Bank of England and Bank of Canada each raised their respective rates by 25 basis points as well. The Bank of Japan amended its yield curve targeting policy to allow longer-term bond yields to fluctuate more freely around its 0% target. The People's Bank of China announced a 20% reserve requirement for banks to help stabilize its currency. Meanwhile, the ECB remained dovish, leaving rates unchanged and reiterating its pledge to keep them low at least through next summer.

For the semi-annual period overall, U.S. Treasury securities posted negative returns, with the yield on the 10-year U.S. Treasury rising approximately 32 basis points to 3.06% by the end of September 2018. The U.S. Treasury yield curve, or spectrum of maturities, flattened++ during the six months ended September 30, 2018, as yields on shorter-term and intermediate-term maturities rose more than those on longer-term maturities. Non-U.S. Treasury sectors generally outperformed U.S. Treasuries. High yield corporate bonds performed best. Commercial mortgage-backed securities, investment grade corporate bonds, asset-backed securities, mortgage-backed securities and agency securities also outperformed U.S. Treasuries, albeit to a lesser extent. Sovereign emerging markets debt underperformed U.S. Treasury securities during the semi-annual period overall.

On the following pages, you will find financial statements and portfolio information for each of the SunAmerica Income Funds during the semi-annual period ended September 30, 2018.

Thank you for being a part of the SunAmerica Income Funds. We value your ongoing confidence in us and look forward to serving your investment needs in the future. As always, if you have any questions regarding your investments, please contact your financial advisor or get in touch with us directly at 800-858-8850 or via our website, www.aig.com/funds.

Sincerely,

The SunAmerica Income Funds Investment Professionals

 Tim Pettee                Robert Vanden Assem       David L. Albrycht
 Timothy Campion           Anders Faergemann         Frank Ossino
 Andrew Sheridan           Dana Burns                Jonathan Stanley
 Jane Bayar Algieri        John Yovanovic



--------
Past performance is no guarantee of future results.

* The Bloomberg Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are not managed and an investor cannot invest directly in an index.
+ A basis point is 1/100/th/ of a percentage point.
**Hawkish policy tends to suggest higher interest rates; opposite of dovish. ++A flattening yield curve is one wherein the differential in yields between longer-term and shorter-term maturities narrows.

        SunAmerica Income Funds
        EXPENSE EXAMPLE -- September 30, 2018 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a fund (each, a "Fund" and collectively the "Funds") in the SunAmerica Income Funds (the "Trust"), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and service fees and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at April 1, 2018 and held until September 30, 2018.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended September 30, 2018" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended September 30, 2018" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended September 30, 2018" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectuses, your retirement plan document and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended September 30, 2018" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended September 30, 2018" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended September 30, 2018" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds' prospectuses, your retirement plan document and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended September 30, 2018" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Funds' prospectus, your retirement plan document and/or material from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Income Funds
        EXPENSE EXAMPLE -- September 30, 2018 -- (unaudited) (continued)


                                                   Actual                                  Hypothetical
                                 ------------------------------------------ ------------------------------------------
                                                                                          Ending Account
                                               Ending Account Expenses Paid                Value using   Expenses Paid
                                                Value using    During the                 a Hypothetical  During the
                                   Beginning       Actual      Six Months     Beginning     5% Annual     Six Months
                                 Account Value   Return at        Ended     Account Value   Return at        Ended     Annualized
                                  at April 1,  September 30,  September 30,  at April 1,  September 30,  September 30,  Expense
Fund                                 2018           2018          2018*         2018           2018          2018*       Ratio*
----                             ------------- -------------- ------------- ------------- -------------- ------------- ----------
AIG U.S. Government Securities#
  Class A.......................   $1,000.00     $  994.70        $4.95       $1,000.00     $1,020.10        $5.01        0.99%
  Class C.......................   $1,000.00     $  991.47        $8.19       $1,000.00     $1,016.85        $8.29        1.64%
AIG Strategic Bond#
  Class A.......................   $1,000.00     $1,001.16        $5.77       $1,000.00     $1,019.30        $5.82        1.15%
  Class B.......................   $1,000.00     $1,000.54        $9.33       $1,000.00     $1,015.74        $9.40        1.86%
  Class C.......................   $1,000.00     $  997.88        $9.07       $1,000.00     $1,015.99        $9.15        1.81%
  Class W.......................   $1,000.00     $1,002.04        $4.82       $1,000.00     $1,020.26        $4.86        0.96%
AIG Flexible Credit#
  Class A.......................   $1,000.00     $1,022.58        $5.27       $1,000.00     $1,019.85        $5.27        1.04%
  Class C.......................   $1,000.00     $1,022.00        $8.72       $1,000.00     $1,016.44        $8.69        1.72%
  Class W.......................   $1,000.00     $1,026.51        $4.27       $1,000.00     $1,020.86        $4.26        0.84%

--------
* Expenses are equal to each Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 365 days (to reflect the one-half year period). These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your retirement plan documents and/or materials from your financial adviser for more information.
# During the stated period, the investment advisor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September, 2018" and the "Annualized Expense Ratio" would have been higher.

        SunAmerica Income Funds
        STATEMENTS OF ASSETS AND LIABILITIES -- September 30, 2018 --
        (unaudited)

                                                             AIG U.S. Government AIG Strategic AIG Flexible
                                                                 Securities          Bond         Credit
                                                                    Fund             Fund          Fund
                                                             ------------------- ------------- ------------
ASSETS:
Investments at value (unaffiliated)*........................    $133,126,810     $290,721,255  $362,674,364
Repurchase agreements (cost approximates value).............       2,636,000               --            --
Cash........................................................             437               --       388,555
Foreign cash*...............................................              --               --         7,412
Receivable for:
 Shares of beneficial interest sold.........................           7,551          313,188     2,639,245
 Dividends and interest.....................................         663,855        3,326,754     3,510,618
 Investments sold...........................................              --        3,168,662     1,192,212
 Investments sold on an extended settlement basis...........              --        3,016,197     2,966,870
Prepaid expenses and other assets...........................           5,607            6,572         6,214
Due from investment adviser for expense reimbursements/fee
 waivers....................................................          47,596           60,959       108,912
Unrealized appreciation on forward foreign currency
 contracts..................................................              --          180,727            --
                                                                ------------     ------------  ------------
TOTAL ASSETS................................................     136,487,856      300,794,314   373,494,402
                                                                ------------     ------------  ------------
LIABILITIES:
Payable for:
 Shares of beneficial interest redeemed.....................         109,279        1,001,734       415,598
 Investments purchased......................................              --        1,739,420     1,603,467
 Investments purchased on an extended settlement basis......              --        4,047,595    13,776,654
 Investment advisory and management fees....................          73,259          158,495       212,893
 Distribution and service maintenance fees..................          42,996          117,006       106,318
 Transfer agent fees and expenses...........................          27,815           58,700        69,412
 Other accrued expenses.....................................          69,070          104,609       100,973
Dividends Payable...........................................           4,106           65,745       364,281
Due to custodian............................................              --          427,300            --
Due to custodian for foreign cash*..........................              --              620            --
Unrealized depreciation on forward foreign currency
 contracts..................................................              --            6,980            --
                                                                ------------     ------------  ------------
TOTAL LIABILITIES...........................................         326,525        7,728,204    16,649,596
                                                                ------------     ------------  ------------
NET ASSETS..................................................    $136,161,331     $293,066,110  $356,844,806
                                                                ============     ============  ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01........................    $    154,146     $    883,116  $  1,049,552
Paid-in capital.............................................     156,012,443      327,174,295   366,953,900
                                                                ------------     ------------  ------------
                                                                 156,166,589      328,057,411   368,003,452
Accumulated undistributed net investment income (loss)......         (33,490)        (496,491)      445,696
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, options contracts,
 securities sold short, and foreign exchange transactions...     (20,473,023)     (26,143,448)   (8,334,517)
Unrealized appreciation (depreciation) on investments.......         501,255       (8,522,340)   (3,269,239)
Unrealized foreign exchange gain (loss) on other assets and
 liabilities................................................              --          170,978          (586)
                                                                ------------     ------------  ------------
NET ASSETS..................................................    $136,161,331     $293,066,110  $356,844,806
                                                                ============     ============  ============
*Cost
 Investments (unaffiliated).................................    $132,625,555     $299,243,595  $365,943,603
                                                                ============     ============  ============
 Foreign cash...............................................    $         --     $       (536) $      7,998
                                                                ============     ============  ============

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENTS OF ASSETS AND LIABILITIES -- September 30, 2018 -- (unaudited) (continued)

                                                             AIG U.S. Government AIG Strategic AIG Flexible
                                                                 Securities          Bond         Credit
                                                                    Fund             Fund          Fund
                                                             ------------------- ------------- ------------
Class A (unlimited shares authorized):
Net assets..................................................    $129,579,973     $164,072,505  $138,009,922
Shares of beneficial interest issued and outstanding........      14,669,212       49,460,922    40,656,042
Net asset value and redemption price per share (excluding
 any applicable contingent deferred sales charge) ..........    $       8.83     $       3.32  $       3.39
Maximum sales charge (4.75% of offering price)..............    $       0.44     $       0.17  $       0.17
                                                                ------------     ------------  ------------
Maximum offering price to public............................    $       9.27     $       3.49  $       3.56
                                                                ============     ============  ============
Class B (unlimited shares authorized):
Net assets..................................................    $         --     $ 17,270,439  $         --
Shares of beneficial interest issued and outstanding........              --        5,209,722            --
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge)    $         --     $       3.32  $         --
                                                                ============     ============  ============
Class C (unlimited shares authorized):
Net assets..................................................    $  6,581,358     $ 57,300,534  $ 57,549,134
Shares of beneficial interest issued and outstanding........         745,377       17,216,618    16,847,986
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales charge)    $       8.83     $       3.33  $       3.42
                                                                ============     ============  ============
Class W (unlimited shares authorized):
Net assets..................................................    $         --     $ 54,422,632  $161,285,750
Shares of beneficial interest issued and outstanding........              --       16,424,302    47,451,214
Net asset value, offering and redemption price per share....    $         --     $       3.31  $       3.40
                                                                ============     ============  ============

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENTS OF OPERATIONS -- For the Six Months Ended September 30, 2018 -- (unaudited)

                                                                                       AIG U.S. Government AIG Strategic
                                                                                           Securities          Bond
                                                                                              Fund             Fund
                                                                                       ------------------- -------------
INVESTMENT INCOME:
  Dividends (unaffiliated)............................................................     $        --      $     7,821
  Interest (unaffiliated).............................................................       1,696,595        8,090,916
                                                                                           -----------      -----------
   Total investment income*...........................................................       1,696,595        8,098,737
                                                                                           -----------      -----------
EXPENSES:
  Investment advisory and management fees.............................................         459,935        1,054,086
  Distribution and Service maintenance fees:
   Class A............................................................................         220,535          317,641
   Class B............................................................................              --          100,456
   Class C............................................................................          35,616          318,607
  Service fee -- Class W..............................................................              --           43,513
  Transfer agent fees:
   Class A............................................................................         158,028          212,220
   Class B............................................................................              --           23,781
   Class C............................................................................           9,818           74,550
   Class W............................................................................              --           64,376
  Registration fees:
   Class A............................................................................          11,494           14,733
   Class B............................................................................              --            7,812
   Class C............................................................................           7,918            8,992
   Class W............................................................................              --           11,300
  Custodian and accounting fees.......................................................          18,202           55,756
  Reports to shareholders.............................................................          24,429           36,558
  Audit and tax fees..................................................................          31,500           36,693
  Legal fees..........................................................................          11,599           16,989
  Trustees' fees and expenses.........................................................           3,653            8,833
  Interest expense....................................................................              --            1,826
  Other expenses......................................................................           8,924           13,611
                                                                                           -----------      -----------
   Total expenses before fee waivers, expense reimbursements and expense recoupments..       1,001,651        2,422,333
                                                                                           -----------      -----------
   Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 3)..        (277,840)        (332,304)
                                                                                           -----------      -----------
   Net expenses.......................................................................         723,811        2,090,029
                                                                                           -----------      -----------
Net investment income (loss)..........................................................         972,784        6,008,708
                                                                                           -----------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
  Investments (unaffiliated)..........................................................        (244,535)      (5,212,044)
  Forward contracts...................................................................              --        1,161,074
Net realized foreign exchange gain (loss) on other assets and liabilities.............              --           (9,032)
                                                                                           -----------      -----------
Net realized gain (loss) on investments and foreign currencies........................        (244,535)      (4,060,002)
                                                                                           -----------      -----------
Change in unrealized appreciation (depreciation) on:
  Investments (unaffiliated)..........................................................      (1,431,420)      (2,175,466)
  Forward contracts...................................................................              --          140,823
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.....              --           (8,550)
                                                                                           -----------      -----------
Net unrealized gain (loss) on investments and foreign currencies......................      (1,431,420)      (2,043,193)
                                                                                           -----------      -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.........      (1,675,955)      (6,103,195)
                                                                                           -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......................        (703,171)         (94,487)
                                                                                           ===========      ===========
* Net of foreign withholding taxes on interest and dividends of.......................     $        --      $     (291)
                                                                                           ===========      ===========

                                                                                       AIG Flexible
                                                                                          Credit
                                                                                           Fund
                                                                                       ------------
INVESTMENT INCOME:
  Dividends (unaffiliated)............................................................ $    30,322
  Interest (unaffiliated).............................................................  10,125,116
                                                                                       -----------
   Total investment income*...........................................................  10,155,438
                                                                                       -----------
EXPENSES:
  Investment advisory and management fees.............................................   1,226,945
  Distribution and Service maintenance fees:
   Class A............................................................................     232,320
   Class B............................................................................          --
   Class C............................................................................     289,674
  Service fee -- Class W..............................................................     104,297
  Transfer agent fees:
   Class A............................................................................     154,978
   Class B............................................................................          --
   Class C............................................................................      65,718
   Class W............................................................................     154,215
  Registration fees:
   Class A............................................................................      14,895
   Class B............................................................................          --
   Class C............................................................................      11,721
   Class W............................................................................      14,741
  Custodian and accounting fees.......................................................      42,136
  Reports to shareholders.............................................................      33,722
  Audit and tax fees..................................................................      36,032
  Legal fees..........................................................................      16,378
  Trustees' fees and expenses.........................................................       8,608
  Interest expense....................................................................       1,205
  Other expenses......................................................................      13,293
                                                                                       -----------
   Total expenses before fee waivers, expense reimbursements and expense recoupments..   2,420,878
                                                                                       -----------
   Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 3)..    (628,514)
                                                                                       -----------
   Net expenses.......................................................................   1,792,364
                                                                                       -----------
Net investment income (loss)..........................................................   8,363,074
                                                                                       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
  Investments (unaffiliated)..........................................................  (1,219,640)
  Forward contracts...................................................................          --
Net realized foreign exchange gain (loss) on other assets and liabilities.............          --
                                                                                       -----------
Net realized gain (loss) on investments and foreign currencies........................  (1,219,640)
                                                                                       -----------
Change in unrealized appreciation (depreciation) on:
  Investments (unaffiliated)..........................................................     828,965
  Forward contracts...................................................................          --
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.....        (443)
                                                                                       -----------
Net unrealized gain (loss) on investments and foreign currencies......................     828,522
                                                                                       -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.........    (391,118)
                                                                                       -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......................   7,971,956
                                                                                       ===========
* Net of foreign withholding taxes on interest and dividends of....................... $        --
                                                                                       ===========

See Notes to Financial Statements

        SunAmerica Income Funds
        STATEMENTS OF CHANGES IN NET ASSETS

                                                                  AIG U.S. Government
                                                                    Securities Fund         AIG Strategic Bond Fund
                                                              --------------------------  --------------------------
                                                                 For the                     For the
                                                               six months                  six months
                                                                  ended     For the year      ended     For the year
                                                              September 30,    ended      September 30,    ended
                                                                  2018       March 31,        2018       March 31,
                                                               (unaudited)      2018       (unaudited)      2018
                                                              ------------- ------------  ------------- ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)............................... $    972,784  $  1,524,997  $  6,008,708  $ 10,794,518
  Net realized gain (loss) on investments and foreign
   currencies................................................     (244,535)     (638,420)   (4,060,002)    2,956,711
  Net unrealized gain (loss) on investments and foreign
   currencies................................................   (1,431,420)   (1,565,538)   (2,043,193)   (6,160,474)
                                                              ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from
 operations..................................................     (703,171)     (678,961)      (94,487)    7,590,755
                                                              ------------  ------------  ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A)............................   (1,096,582)   (2,487,089)   (3,455,621)   (5,155,583)
  Net investment income (Class B)............................           --            --      (309,125)     (637,563)
  Net investment income (Class C)............................      (35,114)     (174,406)     (995,066)   (2,616,763)
  Net investment income (Class W)............................           --            --    (1,149,280)   (1,770,057)
  Net realized gain on securities (Class A)..................           --            --            --            --
  Net realized gain on securities (Class B)..................           --            --            --            --
  Net realized gain on securities (Class C)..................           --            --            --            --
  Net realized gain on securities (Class W)..................           --            --            --            --
                                                              ------------  ------------  ------------  ------------
Total distributions to shareholders..........................   (1,131,696)   (2,661,495)   (5,909,092)  (10,179,966)
                                                              ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 6).................................   (8,239,931)  (18,398,158)  (60,858,688)      848,412
                                                              ------------  ------------  ------------  ------------
Total increase (decrease) in net assets......................  (10,074,798)  (21,738,614)  (66,862,267)   (1,740,799)

NET ASSETS:
Beginning of period..........................................  146,236,129   167,974,743   359,928,377   361,669,176
                                                              ------------  ------------  ------------  ------------
End of period+............................................... $136,161,331  $146,236,129  $293,066,110  $359,928,377
                                                              ============  ============  ============  ============
+Includes accumulated undistributed net investment income
 (loss) of................................................... $    (33,490) $    125,422  $   (496,491) $   (596,107)
                                                              ============  ============  ============  ============

                                                               AIG Flexible Credit Fund
                                                              --------------------------
                                                                 For the
                                                               six months
                                                                  ended     For the year
                                                              September 30,    ended
                                                                  2018       March 31,
                                                               (unaudited)      2018
                                                              ------------- ------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)............................... $  8,363,074  $ 16,611,951
  Net realized gain (loss) on investments and foreign
   currencies................................................   (1,219,640)    1,837,310
  Net unrealized gain (loss) on investments and foreign
   currencies................................................      828,522    (5,216,653)
                                                              ------------  ------------
Net increase (decrease) in net assets resulting from
 operations..................................................    7,971,956    13,232,608
                                                              ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A)............................   (3,418,231)   (6,747,881)
  Net investment income (Class B)............................           --            --
  Net investment income (Class C)............................   (1,259,780)   (2,890,712)
  Net investment income (Class W)............................   (3,632,016)   (7,204,700)
  Net realized gain on securities (Class A)..................           --            --
  Net realized gain on securities (Class B)..................           --            --
  Net realized gain on securities (Class C)..................           --            --
  Net realized gain on securities (Class W)..................           --            --
                                                              ------------  ------------
Total distributions to shareholders..........................   (8,310,027)  (16,843,293)
                                                              ------------  ------------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 6).................................   33,758,435   (49,463,029)
                                                              ------------  ------------
Total increase (decrease) in net assets......................   33,420,364   (53,073,714)

NET ASSETS:
Beginning of period..........................................  323,424,442   376,498,156
                                                              ------------  ------------
End of period+............................................... $356,844,806  $323,424,442
                                                              ============  ============
+Includes accumulated undistributed net investment income
 (loss) of................................................... $    445,696  $    392,649
                                                              ============  ============

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS

                                                           AIG U.S. GOVERNMENT SECURITIES FUND
                                                           -----------------------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distributions          Net               Net
               Asset                 (both               Dividends    from net            Asset            Assets,    Ratio of
              Value,      Net      realized   Total from  from net    realized     Total  Value,           end of     expenses
             beginning investment     and     investment investment   gains on    Distri- end of   Total   period    to average
Period Ended of period income(1)  unrealized) operations   income    investments  butions period Return(2) (000's)  net assets(3)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------- -------------
                                                                         Class A
                                                                         -------
03/31/14       $9.91     $0.14      $(0.45)     $(0.31)    $(0.17)       $--      $(0.17) $9.43    (3.11)% $106,747     0.99%
03/31/15        9.43      0.12        0.34        0.46      (0.16)        --       (0.16)  9.73     4.94    187,417     0.99
03/31/16        9.73      0.08       (0.05)       0.03      (0.17)        --       (0.17)  9.59     0.33    156,468     0.99
03/31/17        9.59      0.09       (0.37)      (0.28)     (0.16)        --       (0.16)  9.15    (2.93)   148,382     0.99
03/31/18        9.15      0.09       (0.13)      (0.04)     (0.16)        --       (0.16)  8.95    (0.46)   138,599     0.99
09/30/2018#     8.95      0.06       (0.11)      (0.05)     (0.07)        --       (0.07)  8.83    (0.53)   129,580     0.99(4)
                                                                         Class C
                                                                         -------
03/31/14       $9.91     $0.08      $(0.46)     $(0.38)    $(0.11)       $--      $(0.11) $9.42    (3.84)% $  7,295     1.64%
03/31/15        9.42      0.06        0.34        0.40      (0.10)        --       (0.10)  9.72     4.27     23,999     1.64
03/31/16        9.72      0.01       (0.03)      (0.02)     (0.11)        --       (0.11)  9.59    (0.22)    31,665     1.64
03/31/17        9.59      0.02       (0.37)      (0.35)     (0.10)        --       (0.10)  9.14    (3.66)    19,592     1.64
03/31/18        9.14      0.04       (0.13)      (0.09)     (0.10)        --       (0.10)  8.95    (1.00)     7,637     1.64
09/30/2018#     8.95      0.03       (0.11)      (0.08)     (0.04)        --       (0.04)  8.83    (0.85)     6,581     1.64(4)



    Ratio
   of net
 investment
  income to
   average    Portfolio
net assets(3) Turnover
------------- ---------


    1.42%        122%
    1.24          57
    0.81          36
    0.91          95
    1.03          29
    1.41(4)       18


    0.77%        122%
    0.61          57
    0.16          36
    0.26          95
    0.38          29
    0.76(4)       18

--------
#  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                            03/31/14 03/31/15 03/31/16 03/31/17 03/31/18 09/30/18#(4)
                                            -------- -------- -------- -------- -------- ------------
AIG U.S. Government Securities Fund Class A   0.40%    0.38%    0.37%    0.35%    0.37%      0.38%
AIG U.S. Government Securities Fund
 Class C...................................   0.57     0.50     0.39     0.40     0.46       0.64

(4)Annualized

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                      AIG STRATEGIC BOND FUND
                                                                      -----------------------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distributions          Net               Net
                       Asset                 (both               Dividends    from net            Asset            Assets,
                      Value,      Net      realized   Total from  from net    realized     Total  Value,           end of
                     beginning investment     and     investment investment   gains on    Distri- end of   Total   period
    Period Ended     of period income(1)  unrealized) operations   income    investments  butions period Return(2) (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- --------
                                                                              Class A
                                                                              -------
03/31/14               $3.60     $0.14      $(0.06)     $ 0.08     $(0.15)       $--      $(0.15) $3.53     2.34%  $255,821
03/31/15                3.53      0.13       (0.04)       0.09      (0.13)        --       (0.13)  3.49     2.70    235,093
03/31/16                3.49      0.12       (0.20)      (0.08)     (0.14)        --       (0.14)  3.27    (2.32)   175,386
03/31/17                3.27      0.10        0.14        0.24      (0.11)        --       (0.11)  3.40     7.38    163,163
03/31/18                3.40      0.11       (0.03)       0.08      (0.10)        --       (0.10)  3.38     2.41    196,712
09/30/2018#             3.38      0.06       (0.06)       0.00      (0.06)        --       (0.06)  3.32     0.12    164,073
                                                                              Class B
                                                                              -------
03/31/14               $3.59     $0.12      $(0.05)     $ 0.07     $(0.13)       $--      $(0.13) $3.53     1.95%  $ 46,462
03/31/15                3.53      0.10       (0.03)       0.07      (0.11)        --       (0.11)  3.49     2.01     39,733
03/31/16                3.49      0.10       (0.20)      (0.10)     (0.12)        --       (0.12)  3.27    (2.97)    31,038
03/31/17                3.27      0.08        0.14        0.22      (0.09)        --       (0.09)  3.40     6.66     29,762
03/31/18                3.40      0.09       (0.04)       0.05      (0.08)        --       (0.08)  3.37     1.41     21,875
09/30/2018#             3.37      0.05       (0.05)      (0.00)     (0.05)        --       (0.05)  3.32     0.05     17,270
                                                                              Class C
                                                                              -------
03/31/14               $3.61     $0.12      $(0.06)     $ 0.06     $(0.13)       $--      $(0.13) $3.54     1.69%  $197,904
03/31/15                3.54      0.11       (0.04)       0.07      (0.11)        --       (0.11)  3.50     2.05    184,282
03/31/16                3.50      0.10       (0.19)      (0.09)     (0.12)        --       (0.12)  3.29    (2.63)   151,197
03/31/17                3.29      0.08        0.13        0.21      (0.09)        --       (0.09)  3.41     6.35    128,332
03/31/18                3.41      0.09       (0.03)       0.06      (0.08)        --       (0.08)  3.39     1.75     71,103
09/30/2018#             3.39      0.05       (0.06)      (0.01)     (0.05)        --       (0.05)  3.33    (0.21)    57,301
                                                                              Class W
                                                                              -------
01/29/15(4)-03/31/15   $3.48     $0.01      $ 0.02      $ 0.03     $(0.02)       $--      $(0.02) $3.49     0.99%  $ 15,664
03/31/16                3.49      0.12       (0.20)      (0.08)     (0.14)        --       (0.14)  3.27    (2.14)    30,065
03/31/17                3.27      0.11        0.13        0.24      (0.12)        --       (0.12)  3.39     7.26     40,412
03/31/18                3.39      0.11       (0.02)       0.09      (0.11)        --       (0.11)  3.37     2.65     70,239
09/30/2018#             3.37      0.07       (0.06)       0.01      (0.07)        --       (0.07)  3.31     0.20     54,423



                 Ratio
                 of net
 Ratio of      investment
 expenses      income to
to average      average       Portfolio
net assets     net assets     Turnover
----------     ----------     ---------


   1.31%          4.01%          158%
   1.30           3.62           137
   1.34           3.54           108
   1.32           3.00           109
   1.33           3.15           149
   1.15(3)(5)     3.85(3)(5)      57


   1.97%          3.35%          158%
   1.97           2.95           137
   2.01           2.87           108
   1.99           2.33           109
   2.02           2.46           149
   1.86(3)(5)     3.13(3)(5)      57


   1.96%          3.37%          158%
   1.94           2.98           137
   1.98           2.90           108
   1.97           2.35           109
   1.98           2.50           149
   1.81(3)(5)     3.18(3)(5)      57


   1.20%(3)(5)    2.73%(3)(5)    137%
   1.15           3.71           108
   1.14           3.20           109
   1.14           3.34           149
   0.96(3)(5)     4.03(3)(5)      57

--------
#  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements and waivers, if applicable (based on average net assets):

                                         03/31/14 03/31/15   03/31/16 03/31/17 03/31/18 09/30/18#(5)
                                         -------- --------   -------- -------- -------- ------------
AIG Strategic Bond Fund Class A.........    --        --        --       --       --        0.25%
AIG Strategic Bond Fund Class B.........    --        --        --       --       --        0.25
AIG Strategic Bond Fund Class C.........    --        --        --       --       --        0.25
AIG Strategic Bond Fund Class W.........    --      0.69%(5)    --       --       --        0.25

(4)Inception date of class.
(5)Annualized.

See Notes to Financial Statements

        SunAmerica Income Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                       AIG FLEXIBLE CREDIT FUND
                                                                       ------------------------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distributions          Net
                       Asset                 (both               Dividends    from net            Asset            Net Assets,
                      Value,      Net      realized   Total from  from net    realized     Total  Value,             end of
                     beginning investment     and     investment investment   gains on    Distri- end of   Total     period
    Period Ended     of period income(1)  unrealized) operations   income    investment   butions period Return(2)   (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -----------
                                                                               Class A
                                                                               -------
03/31/14               $3.58     $0.19      $ 0.00      $ 0.19     $(0.18)       $--      $(0.18) $3.59     5.60%   $ 70,713
03/31/15                3.59      0.15       (0.11)       0.04      (0.17)        --       (0.17)  3.46     1.06     127,508
03/31/16                3.46      0.13       (0.16)      (0.03)     (0.14)        --       (0.14)  3.29    (0.93)    125,775
03/31/17                3.29      0.14        0.16        0.30      (0.15)        --       (0.15)  3.44     9.11     144,880
03/31/18                3.44      0.16       (0.04)       0.12      (0.16)        --       (0.16)  3.40     3.54     133,268
09/30/2018#             3.40      0.09       (0.01)       0.08      (0.09)        --       (0.09)  3.39     2.26     138,010
                                                                               Class C
                                                                               -------
03/31/14               $3.60     $0.17      $ 0.00      $ 0.17     $(0.16)       $--      $(0.16) $3.61     4.92%   $ 30,595
03/31/15                3.61      0.13       (0.11)       0.02      (0.15)        --       (0.15)  3.48     0.43      45,411
03/31/16                3.48      0.11       (0.16)      (0.05)     (0.12)        --       (0.12)  3.31    (1.54)     61,891
03/31/17                3.31      0.12        0.15        0.27      (0.12)        --       (0.12)  3.46     8.38      74,241
03/31/18                3.46      0.14       (0.04)       0.10      (0.14)        --       (0.14)  3.42     2.88      58,994
09/30/2018#             3.42      0.08       (0.01)       0.07      (0.07)        --       (0.07)  3.42     2.20      57,549
                                                                               Class W
                                                                               -------
10/01/14(4)-03/31/15   $3.50     $0.06      $(0.01)     $ 0.05     $(0.08)       $--      $(0.08) $3.47     1.57%   $ 13,632
03/31/16                3.47      0.13       (0.17)      (0.04)     (0.14)        --       (0.14)  3.29    (1.02)     90,441
03/31/17                3.29      0.15        0.15        0.30      (0.15)        --       (0.15)  3.44     9.34     157,377
03/31/18                3.44      0.17       (0.04)       0.13      (0.17)        --       (0.17)  3.40     3.76     131,163
09/30/2018#             3.40      0.09       (0.00)       0.09      (0.09)        --       (0.09)  3.40     2.65     161,286



                 Ratio
                 of net
 Ratio of      investment
 expenses      income to
to average      average       Portfolio
net assets     net assets     Turnover
----------     ----------     ---------


   1.36%(3)       5.41%(3)       49%
   1.41(3)        4.50(3)        74
   1.45(3)        3.92(3)        52
   1.43           4.21           69
   1.33(3)        4.60(3)        63
   1.04(3)(5)     5.07(3)(5)     24


   2.01%(3)       4.76%(3)       49%
   2.06(3)        3.88(3)        74
   2.10(3)        3.27(3)        52
   2.07           3.57           69
   1.99(3)        3.94(3)        63
   1.72(3)(5)     4.40(3)(5)     24


   1.25%(3)(5)    4.25%(3)(5)    74%
   1.25(3)        4.11(3)        52
   1.21           4.44           69
   1.12(3)        4.79(3)        63
   0.84(3)(5)     5.26(3)(5)     24

--------
#  Unaudited
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements and waivers, if applicable (based on average net assets):

                                         03/31/14 03/31/15  03/31/16 03/31/18 09/30/18#(5)
                                         -------- --------  -------- -------- ------------
AIG Flexible Credit Fund Class A........   0.17%    0.19%     0.03%    0.11%      0.38%
AIG Flexible Credit Fund Class C........   0.18     0.20      0.02     0.11       0.38
AIG Flexible Credit Fund Class W........     --     1.12(5)   0.04     0.11       0.38

(4)Inception date of class.
(5)Annualized.

See Notes to Financial Statements

        AIG U.S. Government Securities Fund
        PORTFOLIO PROFILE -- September 30, 2018 -- (unaudited)

Industry Allocation*

                     United States Treasury Notes.... 49.9%
                     Government National Mtg. Assoc.. 21.4
                     United States Treasury Bonds.... 14.1
                     Federal Home Loan Mtg. Corp.....  7.0
                     Federal Home Loan Bank..........  3.4
                     Federal National Mtg. Assoc.....  2.0
                     Repurchase Agreements...........  1.9
                                                      ----
                                                      99.7%
                                                      ====

Credit Quality+#

                               Aaa........  98.9%
                               Not Rated@.   1.1
                                           -----
                                           100.0%
                                           =====

--------
*Calculated as a percentage of net assets
+Source: Moody's
#Calculated as a percentage of total debt issues
@Represents debt issues that either have no rating, or the rating is unavailable from the data source.

        AIG U.S. Government Securities Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)

                                                  Principal    Value
                  Security Description             Amount     (Note 2)
        U.S. GOVERNMENT AGENCIES -- 33.8%
        Federal Home Loan Bank -- 3.4%
           1.69% due 02/26/2021.................. $  480,000 $  466,737
           2.00% due 08/15/2019(1)...............  2,250,000  2,246,596
           2.14% due 12/05/2022..................    372,093    356,799
           4.50% due 09/13/2019..................  1,490,000  1,515,196
                                                             ----------
                                                              4,585,328
                                                             ----------
        Federal Home Loan Mtg. Corp. -- 7.0%
           3.50% due 08/01/2030..................  2,620,443  2,637,896
           3.50% due 12/01/2044..................  4,141,736  4,108,373
           4.00% due 04/01/2034..................  1,319,624  1,342,908
          Federal Home Loan Mtg. Corp. REMIC
           Series 3747, Class WA
           3.50% due 10/15/2030(2)...............  1,467,838  1,466,160
                                                             ----------
                                                              9,555,337
                                                             ----------
        Federal National Mtg. Assoc. -- 2.0%
           2.50% due 11/01/2027..................  2,880,743  2,802,463
                                                             ----------
        Government National Mtg. Assoc. -- 21.4%
           3.50% due 03/15/2042..................    279,123    278,816
           3.50% due 06/15/2042..................  1,477,430  1,475,804
           3.50% due 07/15/2042..................    410,109    408,040
           3.50% due 02/20/2045..................    818,292    815,808
           4.00% due 03/15/2039..................    156,362    159,096
           4.00% due 06/15/2039..................    385,515    392,232
           4.00% due 12/15/2039..................    222,715    226,596
           4.00% due 08/15/2040..................    153,593    156,717
           4.00% due 11/15/2040..................    320,614    328,207
           4.00% due 09/15/2041..................    909,367    929,700
           4.00% due 10/15/2041..................    112,606    114,810
           4.00% due 11/15/2041..................    533,059    544,403
           4.00% due 12/15/2041..................    468,582    478,607
           4.00% due 01/15/2042..................  1,436,386  1,469,102
           4.00% due 02/15/2042..................    350,360    358,585
           4.00% due 03/15/2042..................    147,001    149,989
           4.50% due 04/20/2044..................    596,358    624,745
           4.50% due 09/15/2033..................    238,789    248,290
           4.50% due 04/15/2039..................     55,125     57,515
           4.50% due 05/15/2039..................    103,900    108,400
           4.50% due 06/15/2039..................  1,094,838  1,141,999
           4.50% due 07/15/2039..................    321,720    335,045
           4.50% due 09/15/2039..................    147,320    153,721
           4.50% due 11/15/2039..................     92,711     96,620
           4.50% due 12/15/2039..................    294,336    307,026
           4.50% due 02/15/2040..................    729,032    760,792
           4.50% due 03/15/2040..................    332,467    346,791
           4.50% due 04/15/2040..................    134,521    140,372
           4.50% due 07/15/2040..................    371,118    387,317
           4.50% due 03/15/2041..................  1,056,667  1,102,359
           4.50% due 04/15/2041..................    176,544    182,753
           4.50% due 06/15/2041..................    181,955    188,173
           4.50% due 08/15/2041..................    139,643    144,415
           5.00% due 08/15/2033..................    307,282    324,646
           5.00% due 10/15/2033..................    552,747    580,225
           5.00% due 05/15/2035..................     78,022     81,296
           5.00% due 08/15/2035..................    290,802    308,853
           5.00% due 05/15/2036..................     69,865     74,219
           5.00% due 09/15/2036..................    112,843    119,860
           5.00% due 01/15/2037..................    155,179    164,731

                                                    Principal    Value
                 Security Description                Amount     (Note 2)
      Government National Mtg. Assoc. (continued)
         5.00% due 03/15/2037..................... $    40,970 $    43,499
         5.00% due 04/15/2037.....................     273,529     285,564
         5.00% due 04/15/2038.....................     353,293     373,949
         5.00% due 05/15/2038.....................     178,771     189,811
         5.00% due 08/15/2038.....................     488,872     519,498
         5.00% due 02/15/2039.....................      79,994      84,483
         5.00% due 03/15/2039.....................     110,642     117,575
         5.00% due 04/15/2039.....................      78,605      83,530
         5.00% due 07/20/2039.....................     815,900     872,528
         5.00% due 08/15/2039.....................     230,312     244,593
         5.00% due 09/20/2039.....................   2,659,124   2,833,156
         5.00% due 10/15/2039.....................     549,448     583,471
         5.00% due 11/15/2039.....................     420,595     446,683
         5.00% due 12/15/2039.....................     401,248     426,272
         5.00% due 04/15/2040.....................     375,147     392,304
         5.00% due 05/15/2040.....................     804,739     849,599
         5.00% due 07/20/2045.....................     338,934     359,097
         5.50% due 06/15/2033.....................     493,217     535,395
         5.50% due 07/15/2033.....................      90,695      98,431
         5.50% due 10/15/2033.....................     132,387     143,771
         5.50% due 01/15/2034.....................     387,757     420,502
         5.50% due 02/15/2034.....................     238,549     256,980
         5.50% due 04/20/2035.....................     391,168     421,451
         5.50% due 09/15/2035.....................     350,978     387,889
         5.50% due 10/15/2035.....................     164,493     178,672
         5.50% due 02/15/2038.....................     126,328     136,902
         5.50% due 04/15/2038.....................      70,752      75,861
         5.50% due 09/15/2039.....................      64,074      68,828
         5.50% due 03/15/2040.....................         241         262
         6.00% due 04/15/2028.....................     118,653     129,548
         6.00% due 08/15/2033.....................     208,799     228,007
         6.00% due 12/15/2033.....................      68,399      73,900
         6.00% due 09/20/2038.....................     842,594     915,476
         6.50% due 10/15/2031.....................      51,714      56,735
                                                               -----------
                                                                29,100,897
                                                               -----------
      Total U.S. Government Agencies
         (cost $47,195,214).......................              46,044,025
                                                               -----------
      U.S. GOVERNMENT TREASURIES -- 64.0%
      United States Treasury Bonds -- 14.1%
         2.00% due 08/31/2021.....................   2,000,000   1,951,094
         2.38% due 12/31/2020.....................   2,000,000   1,979,453
         2.50% due 02/15/2045.....................   1,000,000     875,820
         4.25% due 11/15/2040.....................   8,000,000   9,361,875
         4.75% due 02/15/2041.....................   4,000,000   5,004,844
                                                               -----------
                                                                19,173,086
                                                               -----------
      United States Treasury Notes -- 49.9%
         1.38% due 12/15/2019.....................   3,000,000   2,952,891
         1.38% due 04/30/2020.....................   2,500,000   2,445,801
         1.38% due 05/31/2021.....................  21,000,000  20,196,094
         1.39% due 04/15/2019.....................   2,500,000   2,479,297
         1.50% due 06/15/2020.....................   3,000,000   2,935,781
         1.50% due 02/28/2023.....................   2,000,000   1,881,094
         1.63% due 08/31/2019.....................   2,000,000   1,981,797
         1.88% due 03/31/2022.....................   2,500,000   2,414,258
         2.00% due 01/31/2020.....................   3,000,000   2,971,406
         2.00% due 09/30/2020.....................   3,000,000   2,951,836
         2.00% due 02/15/2025.....................   5,000,000   4,708,984

        AIG U.S. Government Securities Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)

                                                 Principal     Value
                 Security Description             Amount      (Note 2)
       U.S. GOVERNMENT TREASURIES (continued)
       United States Treasury Notes (continued)
          2.00% due 08/15/2025.................. $3,000,000 $  2,811,328
          2.00% due 11/15/2026..................  2,700,000    2,497,922
          2.13% due 08/31/2020..................  2,500,000    2,467,480
          2.13% due 03/31/2024..................  2,000,000    1,914,531
          2.25% due 02/29/2020..................  2,000,000    1,986,094
          2.25% due 11/15/2027..................  2,000,000    1,872,031
          2.63% due 02/28/2023..................  3,000,000    2,961,562
          2.75% due 11/15/2023..................  2,500,000    2,475,684
          3.13% due 05/15/2019..................  1,000,000    1,003,828
                                                            ------------
                                                              67,909,699
                                                            ------------
       Total U.S. Government Treasuries
          (cost $85,430,341)....................              87,082,785
                                                            ------------
       Total Long-Term Investment Securities
          (cost $132,625,555)...................             133,126,810
                                                            ------------

                                                      Principal     Value
                Security Description                   Amount      (Note 2)
  REPURCHASE AGREEMENTS -- 1.9%
    Agreement with Fixed Income Clearing Corp.,
     bearing interest at 0.42%, dated
     09/28/2018, to be repurchased 10/01/2018
     in the amount of $2,636,092 and
     collateralized by $2,680,000 of United States
     Treasury Bonds, bearing interest at 3.13%,
     due 08/15/2044 and by $30,000 of United
     States Treasury Bonds, bearing interest at
     3.00%, due 11/15/2044 having an
     approximate combined value of $2,691,109.
     (cost $2,636,000).............................. $2,636,000     2,636,000
                                                                 ------------
  TOTAL INVESTMENTS
     (cost $135,261,555)(3).........................       99.7%  135,762,810
  Other assets less liabilities.....................        0.3       398,521
                                                     ----------  ------------
  NET ASSETS                                              100.0% $136,161,331
                                                     ==========  ============

--------
(1)"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2018.
(2)Collateralized Mortgage Obligation
(3)See Note 5 for cost of investments on a tax basis.
REMIC --Real Estate Investment Conduit

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2018 (see Note 2):

                             Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                 Quoted Prices     Observable Inputs  Unobservable Inputs      Total
                             --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
U.S. Government Agencies....          $--            $ 46,044,025             $--           $ 46,044,025
U.S. Government Treasuries..           --              87,082,785              --             87,082,785
Repurchase Agreements.......           --               2,636,000              --              2,636,000
                                      ---            ------------             ---           ------------
Total Investments at Value..          $--            $135,762,810             $--           $135,762,810
                                      ===            ============             ===           ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        AIG Strategic Bond Fund
        PORTFOLIO PROFILE -- September 30, 2018 -- (unaudited)

Industry Allocation*

                 Sovereign.............................. 17.0%
                 Federal National Mtg. Assoc............ 12.3
                 Federal Home Loan Mtg. Corp............  6.2
                 Oil Companies-Exploration & Production.  3.0
                 Oil Companies-Integrated...............  2.8
                 Diversified Banking Institutions.......  2.6
                 Cable/Satellite TV.....................  2.5
                 Banks-Commercial.......................  2.0
                 United States Treasury Notes...........  1.9
                 Pipelines..............................  1.8
                 Real Estate Investment Trusts..........  1.7
                 Telephone-Integrated...................  1.6
                 Registered Investment Companies........  1.4
                 Cellular Telecom.......................  1.3
                 Electric-Integrated....................  1.3
                 Transport-Rail.........................  1.2
                 Diversified Financial Services.........  1.1
                 Medical-Drugs..........................  1.0
                 Chemicals-Diversified..................  0.9
                 Government National Mtg. Assoc.........  0.9
                 Satellite Telecom......................  0.9
                 Oil-Field Services.....................  0.8
                 Finance-Consumer Loans.................  0.8
                 Gambling (Non-Hotel)...................  0.6
                 Oil & Gas Drilling.....................  0.6
                 Television.............................  0.6
                 Steel-Producers........................  0.6
                 Metal-Copper...........................  0.6
                 Auto-Cars/Light Trucks.................  0.5
                 Transport-Marine.......................  0.5
                 Metal Processors & Fabrication.........  0.5
                 Chemicals-Specialty....................  0.5
                 Real Estate Management/Services........  0.5
                 Central Bank...........................  0.5
                 Non-Ferrous Metals.....................  0.5
                 Electric-Distribution..................  0.4
                 Paper & Related Products...............  0.4
                 Computer Services......................  0.4
                 Building-Residential/Commercial........  0.4
                 Building & Construction-Misc...........  0.4
                 Insurance-Property/Casualty............  0.4
                 Broadcast Services/Program.............  0.4
                 Building & Construction Products-Misc..  0.4
                 Enterprise Software/Service............  0.4
                 Cosmetics & Toiletries.................  0.4
                 Metal-Diversified......................  0.4
                 Rental Auto/Equipment..................  0.4
                 Finance-Investment Banker/Broker.......  0.4
                 Finance-Other Services.................  0.4
                 Computer Software......................  0.4
                 Computers-Integrated Systems...........  0.3
                 Retail-Office Supplies.................  0.3
                 Agricultural Chemicals.................  0.3
                 Computers..............................  0.3
                 Auto-Heavy Duty Trucks.................  0.3
                 Batteries/Battery Systems..............  0.3
                 Medical-HMO............................  0.3
                 Containers-Metal/Glass.................  0.3
                 Auto/Truck Parts & Equipment-Original..  0.3
                 Commercial Services-Finance............  0.3
                 Hotels/Motels..........................  0.3

                   Aerospace/Defense-Equipment.......... 0.3%
                   Physicians Practice Management....... 0.3
                   Finance-Credit Card.................. 0.3
                   Computers-Memory Devices............. 0.3
                   Machinery-General Industrial......... 0.3
                   Marine Services...................... 0.3
                   E-Commerce/Services.................. 0.3
                   Building Societies................... 0.3
                   Insurance-Life/Health................ 0.2
                   Savings & Loans/Thrifts.............. 0.2
                   Food-Retail.......................... 0.2
                   Containers-Paper/Plastic............. 0.2
                   Building-Heavy Construction.......... 0.2
                   Quarrying............................ 0.2
                   Printing-Commercial.................. 0.2
                   Coal................................. 0.2
                   Insurance-Multi-line................. 0.2
                   Security Services.................... 0.2
                   Food-Meat Products................... 0.2
                   Electronic Parts Distribution........ 0.2
                   Machinery-Construction & Mining...... 0.2
                   Multimedia........................... 0.2
                   Food-Misc./Diversified............... 0.2
                   Finance-Mortgage Loan/Banker......... 0.2
                   Poultry.............................. 0.2
                   Internet Financial Services.......... 0.2
                   Energy-Alternate Sources............. 0.2
                   Transport-Equipment & Leasing........ 0.2
                   Real Estate Operations & Development. 0.2
                   Electric-Generation.................. 0.2
                   Medical-Nursing Homes................ 0.2
                   Metal-Iron........................... 0.2
                   Machinery-Pumps...................... 0.2
                   Insurance Brokers.................... 0.2
                   Retail-Appliances.................... 0.2
                   Transport-Services................... 0.2
                   Retail-Automobile.................... 0.2
                   Retail-Major Department Stores....... 0.2
                   Circuit Boards....................... 0.2
                   Medical-Generic Drugs................ 0.2
                   Internet Connectivity Services....... 0.2
                   Building Products-Cement............. 0.2
                   Radio................................ 0.2
                   Distribution/Wholesale............... 0.2
                   Internet Application Software........ 0.2
                   Retail-Pawn Shops.................... 0.2
                   Telecom Services..................... 0.2
                   Independent Power Producers.......... 0.2
                   Schools.............................. 0.2
                   Finance-Commercial................... 0.2
                   Consumer Products-Misc............... 0.2
                   Retail-Leisure Products.............. 0.2
                   Banks-Super Regional................. 0.2
                   Investment Companies................. 0.2
                   Publishing-Books..................... 0.2
                   Leisure Products..................... 0.2
                   Machinery-Farming.................... 0.2
                   Platinum............................. 0.1
                   Banks-Special Purpose................ 0.1
                   Airlines............................. 0.1
                   Commercial Services.................. 0.1

        AIG Strategic Bond Fund
        PORTFOLIO PROFILE -- September 30, 2018 -- (unaudited) (continued)

Industry Allocation* (continued)

                  Medical-Hospitals....................  0.1%
                  Brewery..............................  0.1
                  Machinery-Thermal Process............  0.1
                  Water................................  0.1
                  Food-Dairy Products..................  0.1
                  Applications Software................  0.1
                  Retail-Sporting Goods................  0.1
                  Retail-Petroleum Products............  0.1
                  Building Products-Doors & Windows....  0.1
                  Transport-Truck......................  0.1
                  Theaters.............................  0.1
                  Resorts/Theme Parks..................  0.1
                  Retail-Hypermarkets..................  0.1
                  Racetracks...........................  0.1
                  Soap & Cleaning Preparation..........  0.1
                  Diversified Manufacturing Operations.  0.1
                  Dialysis Centers.....................  0.1
                  Footwear & Related Apparel...........  0.1
                  Oil Field Machinery & Equipment......  0.1
                  Internet Content-Entertainment.......  0.1
                  Building Products-Air & Heating......  0.1
                  Diversified Minerals.................  0.1
                  Pharmacy Services....................  0.1
                  Beverages-Non-alcoholic..............  0.1
                  Tools-Hand Held......................  0.1
                  Gas-Distribution.....................  0.1
                  Diamonds/Precious Stones.............  0.1
                  Finance-Auto Loans...................  0.1
                  Retail-Restaurants...................  0.1
                  Electronic Components-Misc...........  0.1
                  Retail-Mail Order....................  0.1
                  Machinery-Electrical.................  0.1
                  Trucking/Leasing.....................  0.1
                  Banks-Money Center...................  0.1
                  Medical Labs & Testing Services......  0.1
                  Medical Instruments..................  0.1
                  Retail-Discount......................  0.1
                  United States Treasury Bonds.........  0.1
                                                        ----
                                                        99.2%
                                                        ====

Credit Quality+#

                               Aaa........  22.0%
                               Aa.........   1.9%
                               A..........   6.8%
                               Baa........  15.6%
                               Ba.........  14.1%
                               B..........  27.1%
                               Caa........   5.1%
                               Not Rated@.   7.4%
                                           -----
                                           100.0%
                                           =====

--------
*Calculated as a percentage of net assets
+Source: Moody's
#Calculated as a percentage of total debt issues
@Represents debt issues that either have no rating, or the rating is unavailable from the data source.

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)


                                                      Principal    Value
                  Security Description                Amount(17)  (Note 2)
     ASSET BACKED SECURITIES -- 1.0%
     Diversified Financial Services -- 1.0%
       American Express Credit Account Master Trust
        Series 2018-4, Class A
        2.99% due 12/15/2023.........................  $100,000  $   99,664
       American Express Credit Account Master Trust
        Series 2018-8, Class A
        3.18% due 04/15/2024.........................   167,000     166,759
       Avis Budget Rental Car Funding AESOP LLC
        Series 2015-1A, Class A
        2.50% due 07/20/2021*........................   100,000      98,677
       BA Credit Card Trust
        Series 2018-A2, Class A2
        3.00% due 09/15/2023.........................   104,000     103,726
       CarMax Auto Owner Trust
        Series 2016-3, Class A4
        1.60% due 01/18/2022.........................   150,000     146,159
       Chase Mtg. Finance Trust VRS
        Series 2016-2, Class M2
        3.75% due 12/25/2045*(1)(2)..................   353,589     345,976
       Citibank Credit Card Issuance Trust
        Series 2018-A6, Class A6
        3.21% due 12/07/2024.........................   100,000      99,685
       COMM Mtg. Trust VRS
        Series 2016-787S, Class B
        3.96% due 02/10/2036*(2)(3)..................   132,000     129,387
       DBGS Mtg. Trust FRS
        Series 2018-BIOD, Class A
        2.96% (3 ML+0.80%)
        due 05/15/2035*(3)...........................   946,651     946,641
       Discover Card Execution Note Trust
        Series 2015-A4, Class A4
        2.19% due 04/17/2023.........................   117,000     114,897
       Ford Credit Auto Owner Trust/Ford Credit
        Series 2018-2, Class A
        3.47% due 01/15/2030*........................   100,000      99,833
       Ford Credit Floorplan Master Owner Trust
        Series 2017-1, Class A1
        2.07% due 05/15/2022.........................    81,000      79,690
       GS Mtg. Securities Trust
        Series 2015-GC28, Class A2
        2.90% due 02/10/2048(3)......................   102,000     101,805
       Morgan Stanley Capital Barclays Bank Trust
        Series 2016-MART, Class A
        2.20% due 09/13/2031*(3).....................   185,000     178,733
       Synchrony Credit Card Master Note Trust
        Series 2016-2, Class A
        2.21% due 05/15/2024.........................   100,000      97,330
       Toyota Auto Receivables Owner Trust
        Series 2018-C, Class A4
        3.13% due 02/15/2024.........................   125,000     124,689
       World Financial Network Credit Card Master
        Trust
        Series 2017-C, Class A
        2.31% due 08/15/2024.........................   100,000      98,080
                                                                 ----------
     Total Asset Backed Securities
        (cost $3,068,657)............................             3,031,731
                                                                 ----------

                                                 Principal    Value
                  Security Description           Amount(17)  (Note 2)
          U.S. CORPORATE BONDS & NOTES -- 30.8%
          Advertising Agencies -- 0.0%
            Interpublic Group of Cos., Inc.
             Senior Notes
             4.20% due 04/15/2024...............   $  61,000 $ 61,081
            Interpublic Group of Cos., Inc.
             Senior Notes
             4.65% due 10/01/2028...............      50,000   50,075
                                                             --------
                                                              111,156
                                                             --------
          Aerospace/Defense -- 0.0%
            General Dynamics Corp.
             Company Guar. Notes
             2.88% due 05/11/2020...............      92,000   91,778
                                                             --------
          Aerospace/Defense-Equipment -- 0.3%
            Harris Corp.
             Senior Notes
             4.40% due 06/15/2028...............      77,000   77,277
            Triumph Group, Inc.
             Company Guar. Notes
             4.88% due 04/01/2021...............     439,000  423,635
            United Technologies Corp.
             Senior Notes
             1.15% due 05/18/2024............... EUR 100,000  116,695
            United Technologies Corp.
             Senior Notes
             1.90% due 05/04/2020...............     122,000  119,520
            United Technologies Corp.
             Senior Notes
             3.95% due 08/16/2025...............      60,000   59,716
                                                             --------
                                                              796,843
                                                             --------
          Airlines -- 0.0%
            Atlas Air, Inc.
             Pass-Through Certs.
             Series 1999-1, Class B
             7.63% due 01/02/2019(4)............      24,546   24,634
                                                             --------
          Applications Software -- 0.1%
            CDK Global, Inc.
             Senior Notes
             5.88% due 06/15/2026...............     346,000  356,511
                                                             --------
          Auto-Cars/Light Trucks -- 0.4%
            Daimler Finance North America LLC
             Company Guar. Notes
             2.00% due 07/06/2021*..............      78,000   74,878
            Daimler Finance North America LLC
             Company Guar. Notes
             3.10% due 05/04/2020*..............     274,000  273,168
            General Motors Co.
             Senior Notes
             5.00% due 10/01/2028...............     213,000  210,353
            Nissan Motor Acceptance Corp.
             Senior Notes
             2.15% due 09/28/2020*..............     271,000  264,223
            Nissan Motor Acceptance Corp.
             Senior Notes
             2.65% due 07/13/2022*..............     203,000  194,828

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)


                                                  Principal    Value
                  Security Description            Amount(17)  (Note 2)
        U.S. CORPORATE BONDS & NOTES (continued)
        Auto-Cars/Light Trucks (continued)
          Toyota Motor Credit Corp.
           Senior Notes
           2.95% due 04/13/2021..................  $189,000  $  188,134
                                                             ----------
                                                              1,205,584
                                                             ----------
        Auto-Heavy Duty Trucks -- 0.3%
          Allison Transmission, Inc.
           Senior Notes
           5.00% due 10/01/2024*.................   361,000     359,195
          JB Poindexter & Co., Inc.
           Senior Notes
           7.13% due 04/15/2026*.................   440,000     456,500
                                                             ----------
                                                                815,695
                                                             ----------
        Banks-Commercial -- 0.6%
          Associated Bank NA
           Senior Notes
           3.50% due 08/13/2021..................    80,000      79,599
          BankUnited, Inc.
           Senior Notes
           4.88% due 11/17/2025..................   313,000     317,933
          Citizens Financial Group, Inc.
           Sub. Notes
           4.15% due 09/28/2022*.................   375,000     373,121
          First Horizon National Corp.
           Senior Notes
           3.50% due 12/15/2020..................   212,000     212,312
          Regions Financial Corp.
           Senior Notes
           2.75% due 08/14/2022..................   155,000     149,470
          Regions Financial Corp.
           Sub. Notes
           7.38% due 12/10/2037..................   319,000     410,359
          Santander Holdings USA, Inc.
           Senior Notes
           3.40% due 01/18/2023..................   230,000     221,795
          SunTrust Bank
           Senior Notes
           3.50% due 08/02/2022..................   108,000     107,633
                                                             ----------
                                                              1,872,222
                                                             ----------
        Banks-Super Regional -- 0.1%
          Capital One Financial Corp.
           Sub. Notes
           3.75% due 07/28/2026..................    64,000      59,723
          Wells Fargo & Co.
           Senior Notes
           3.00% due 02/19/2025..................   233,000     220,556
                                                             ----------
                                                                280,279
                                                             ----------
        Batteries/Battery Systems -- 0.3%
          Energizer Gamma Acquisition, Inc.
           Senior Sec. Notes
           6.38% due 07/15/2026*.................   550,000     568,562
          EnerSys
           Company Guar. Notes
           5.00% due 04/30/2023*.................   331,000     334,310
                                                             ----------
                                                                902,872
                                                             ----------

                                                      Principal   Value
                   Security Description               Amount(17) (Note 2)
      Beverages-Non-alcoholic -- 0.1%
        Keurig Dr Pepper, Inc.
         Company Guar. Notes
         4.06% due 05/25/2023*.......................  $ 66,000  $ 66,115
        Keurig Dr Pepper, Inc.
         Company Guar. Notes
         4.42% due 05/25/2025*.......................   178,000   178,751
        Keurig Dr Pepper, Inc.
         Company Guar. Notes
         4.60% due 05/25/2028*.......................    31,000    31,151
                                                                 --------
                                                                  276,017
                                                                 --------
      Brewery -- 0.1%
        Anheuser-Busch InBev Finance, Inc.
         Company Guar. Notes
         3.65% due 02/01/2026........................    75,000    72,877
        Anheuser-Busch InBev Finance, Inc.
         Company Guar. Notes
         4.70% due 02/01/2036........................    57,000    57,076
        Anheuser-Busch InBev Finance, Inc.
         Company Guar. Notes
         4.90% due 02/01/2046........................   180,000   182,038
        Anheuser-Busch InBev Worldwide, Inc.
         Company Guar. Notes
         4.60% due 04/15/2048........................    58,000    56,184
                                                                 --------
                                                                  368,175
                                                                 --------
      Broadcast Services/Program -- 0.3%
        Discovery Communications LLC
         Company Guar. Notes
         3.50% due 06/15/2022*.......................    73,000    71,812
        Discovery Communications LLC
         Company Guar. Notes
         3.90% due 11/15/2024*.......................   129,000   126,330
        Discovery Communications LLC
         Company Guar. Notes
         5.00% due 09/20/2037........................    37,000    36,078
        Univision Communications, Inc.
         Senior Sec. Notes
         5.13% due 05/15/2023*.......................   695,000   663,725
                                                                 --------
                                                                  897,945
                                                                 --------
      Building & Construction Products-Misc. -- 0.3%
        Owens Corning
         Senior Notes
         4.30% due 07/15/2047........................   242,000   195,251
        Owens Corning
         Senior Notes
         4.40% due 01/30/2048........................    72,000    59,626
        Standard Industries, Inc.
         Senior Notes
         6.00% due 10/15/2025*.......................   575,000   587,937
                                                                 --------
                                                                  842,814
                                                                 --------
      Building & Construction-Misc. -- 0.3%
        Frontdoor, Inc.
         Senior Notes
         6.75% due 08/15/2026*.......................   419,000   431,570

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)


                                                       Principal   Value
                   Security Description                Amount(17) (Note 2)
      U.S. CORPORATE BONDS & NOTES (continued)
      Building & Construction-Misc. (continued)
        Weekley Homes LLC/Weekley Finance Corp.
         Senior Notes
         6.00% due 02/01/2023.........................  $456,000  $441,180
                                                                  --------
                                                                   872,750
                                                                  --------
      Building Products-Cement -- 0.1%
        Martin Marietta Materials, Inc.
         Senior Notes
         4.25% due 12/15/2047.........................    52,000    44,409
        Vulcan Materials Co.
         Senior Notes
         4.70% due 03/01/2048*........................   126,000   115,661
                                                                  --------
                                                                   160,070
                                                                  --------
      Building Products-Wood -- 0.0%
        Masco Corp.
         Senior Notes
         4.50% due 05/15/2047.........................    89,000    76,462
                                                                  --------
      Building-Heavy Construction -- 0.2%
        Tutor Perini Corp.
         Company Guar. Notes
         6.88% due 05/01/2025*........................   690,000   708,975
                                                                  --------
      Building-Residential/Commercial -- 0.2%
        Toll Brothers Finance Corp.
         Company Guar. Notes
         4.35% due 02/15/2028.........................   148,000   135,834
        William Lyon Homes, Inc.
         Company Guar. Notes
         6.00% due 09/01/2023.........................   456,000   440,040
                                                                  --------
                                                                   575,874
                                                                  --------
      Cable/Satellite TV -- 1.2%
        Block Communications, Inc.
         Senior Notes
         6.88% due 02/15/2025*........................   844,000   865,100
        CCO Holdings LLC/CCO Holdings Capital Corp.
         Senior Notes
         5.00% due 02/01/2028*........................   203,000   190,800
        CCO Holdings LLC/CCO Holdings Capital Corp.
         Senior Notes
         5.38% due 05/01/2025*........................   300,000   297,750
        CCO Holdings LLC/CCO Holdings Capital Corp.
         Senior Notes
         5.88% due 04/01/2024*........................   378,000   384,142
        Charter Communications Operating LLC/Charter
         Communications Operating Capital
         Senior Sec. Notes
         5.38% due 04/01/2038.........................    14,000    13,618
        Charter Communications Operating LLC/Charter
         Communications Operating Capital
         Senior Sec. Notes
         5.38% due 05/01/2047.........................    27,000    25,583
        Charter Communications Operating LLC/Charter
         Communications Operating Capital
         Senior Sec. Notes
         5.75% due 04/01/2048.........................    43,000    43,027

                                                       Principal    Value
                  Security Description                 Amount(17)  (Note 2)
    Cable/Satellite TV (continued)
      Charter Communications Operating LLC/Charter
       Communications Operating Capital
       Senior Sec. Notes
       6.38% due 10/23/2035........................... $   48,000 $   51,624
      Comcast Corp.
       Company Guar. Notes
       3.60% due 03/01/2024...........................    110,000    109,173
      Comcast Corp.
       Company Guar. Notes
       3.90% due 03/01/2038...........................     33,000     30,246
      CSC Holdings LLC
       Company Guar. Notes
       5.50% due 04/15/2027*..........................    630,000    611,100
      CSC Holdings LLC
       Senior Notes
       6.75% due 11/15/2021...........................    330,000    347,737
      DISH DBS Corp.
       Company Guar. Notes
       6.75% due 06/01/2021...........................    390,000    398,287
                                                                  ----------
                                                                   3,368,187
                                                                  ----------
    Cellular Telecom -- 1.0%
      Sprint Corp.
       Company Guar. Notes
       7.25% due 09/15/2021...........................    435,000    460,013
      Sprint Corp.
       Company Guar. Notes
       7.88% due 09/15/2023...........................  1,972,000  2,127,295
      Sprint Spectrum Co. LLC/Sprint Spectrum Co. II
       LLC/Sprint Spectrum Co. III LLC
       Senior Sec. Notes
       4.74% due 09/20/2029*..........................    213,000    212,904
                                                                  ----------
                                                                   2,800,212
                                                                  ----------
    Chemicals-Specialty -- 0.3%
      GCP Applied Technologies, Inc.
       Company Guar. Notes
       5.50% due 04/15/2026*..........................    375,000    368,906
      International Flavors & Fragrances, Inc.
       Senior Notes
       5.00% due 09/26/2048...........................     47,000     47,135
      Kraton Polymers LLC/Kraton Polymers Capital
       Corp.
       Company Guar. Notes
       7.00% due 04/15/2025*..........................    450,000    462,375
      Lubrizol Corp.
       Company Guar. Notes
       6.50% due 10/01/2034...........................    107,000    136,317
                                                                  ----------
                                                                   1,014,733
                                                                  ----------
    Circuit Boards -- 0.2%
      TTM Technologies, Inc.
       Company Guar. Notes
       5.63% due 10/01/2025*..........................    520,000    521,300
                                                                  ----------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)


                                                    Principal     Value
                 Security Description               Amount(17)   (Note 2)
      U.S. CORPORATE BONDS & NOTES (continued)
      Coal -- 0.2%
        SunCoke Energy Partners LP/SunCoke Energy
         Partners Finance Corp.
         Company Guar. Notes
         7.50% due 06/15/2025*.....................   $ 675,000 $  695,250
                                                                ----------
      Coatings/Paint -- 0.0%
        RPM International, Inc.
         Senior Notes
         4.25% due 01/15/2048......................      25,000     21,921
                                                                ----------
      Commercial Services -- 0.1%
        Ecolab, Inc.
         Senior Notes
         1.00% due 01/15/2024...................... EUR 250,000    293,398
        Ecolab, Inc.
         Senior Notes
         2.38% due 08/10/2022......................     103,000     98,740
                                                                ----------
                                                                   392,138
                                                                ----------
      Commercial Services-Finance -- 0.2%
        Refinitiv US Holdings, Inc.
         Senior Sec. Notes
         6.25% due 05/15/2026*.....................     137,000    137,506
        Refinitiv US Holdings, Inc.
         Company Guar. Notes
         8.25% due 11/15/2026*.....................     330,000    328,000
                                                                ----------
                                                                   465,506
                                                                ----------
      Computer Services -- 0.3%
        Harland Clarke Holdings Corp.
         Senior Sec. Notes
         8.38% due 08/15/2022*.....................     707,000    677,836
        IBM Credit LLC
         Senior Notes
         2.65% due 02/05/2021......................     330,000    326,282
                                                                ----------
                                                                 1,004,118
                                                                ----------
      Computer Software -- 0.2%
        Rackspace Hosting, Inc.
         Company Guar. Notes
         8.63% due 11/15/2024*.....................     450,000    437,670
                                                                ----------
      Computers -- 0.3%
        Apple, Inc.
         Senior Notes
         1.38% due 05/24/2029...................... EUR 185,000    217,216
        Apple, Inc.
         Senior Notes
         2.85% due 05/06/2021......................      88,000     87,560
        Diamond 1 Finance Corp./Diamond 2 Finance
         Corp.
         Senior Sec. Notes
         6.02% due 06/15/2026*.....................     370,000    395,468
        Diamond 1 Finance Corp./Diamond 2 Finance
         Corp.
         Senior Sec. Notes
         8.10% due 07/15/2036*.....................     181,000    217,216

                                                    Principal    Value
                 Security Description               Amount(17)  (Note 2)
      Computers (continued)
        Hewlett Packard Enterprise Co.
         Senior Notes
         6.20% due 10/15/2035......................  $ 32,000  $   32,898
                                                               ----------
                                                                  950,358
                                                               ----------
      Computers-Integrated Systems -- 0.3%
        Diebold Nixdorf, Inc.
         Company Guar. Notes
         8.50% due 04/15/2024......................   738,000     527,670
        Everi Payments, Inc.
         Company Guar. Notes
         7.50% due 12/15/2025*.....................   470,000     474,700
                                                               ----------
                                                                1,002,370
                                                               ----------
      Consumer Products-Misc. -- 0.2%
        Central Garden & Pet Co.
         Company Guar. Notes
         5.13% due 02/01/2028......................   475,000     451,250
                                                               ----------
      Containers-Metal/Glass -- 0.3%
        Crown Cork & Seal Co., Inc.
         Company Guar. Notes
         7.38% due 12/15/2026......................   374,000     406,725
        Owens-Brockway Glass Container, Inc.
         Company Guar. Notes
         5.38% due 01/15/2025*.....................   486,000     481,140
                                                               ----------
                                                                  887,865
                                                               ----------
      Containers-Paper/Plastic -- 0.2%
        Crown Americas LLC/Crown Americas Capital
         Corp. VI
         Company Guar. Notes
         4.75% due 02/01/2026*.....................   278,000     265,490
        Multi-Color Corp.
         Company Guar. Notes
         4.88% due 11/01/2025*.....................   475,000     444,125
                                                               ----------
                                                                  709,615
                                                               ----------
      Cosmetics & Toiletries -- 0.4%
        Coty, Inc.
         Company Guar. Notes
         6.50% due 04/15/2026*.....................   625,000     582,422
        First Quality Finance Co., Inc.
         Company Guar. Notes
         5.00% due 07/01/2025*.....................   548,000     512,380
                                                               ----------
                                                                1,094,802
                                                               ----------
      Data Processing/Management -- 0.0%
        Fiserv, Inc.
         Senior Notes
         4.20% due 10/01/2028......................    69,000      69,145
                                                               ----------
      Distribution/Wholesale -- 0.2%
        H&E Equipment Services, Inc.
         Company Guar. Notes
         5.63% due 09/01/2025......................   475,000     473,813
                                                               ----------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)


                                                    Principal     Value
                  Security Description              Amount(17)   (Note 2)
      U.S. CORPORATE BONDS & NOTES (continued)
      Diversified Banking Institutions -- 1.1%
        Bank of America Corp.
         Senior Notes
         0.75% due 07/26/2023...................... EUR 325,000 $  375,824
        Bank of America Corp.
         Senior Notes
         3.55% due 03/05/2024......................      72,000     71,173
        Bank of America Corp.
         Senior Notes
         3.86% due 07/23/2024......................      88,000     87,999
        Bank of America Corp.
         Sub. Notes
         4.18% due 11/25/2027......................     273,000    266,457
        Citigroup, Inc.
         Senior Notes
         2.88% due 07/24/2023......................     106,000    102,476
        Citigroup, Inc.
         Sub. Notes
         4.45% due 09/29/2027......................     301,000    297,522
        Citigroup, Inc.
         Senior Notes
         4.65% due 07/23/2048......................      59,000     59,669
        Citigroup, Inc.
         Sub. Notes
         4.75% due 05/18/2046......................      30,000     29,263
        Citigroup, Inc.
         Sub. Notes
         6.00% due 10/31/2033......................      50,000     55,931
        Goldman Sachs Group, Inc.
         Senior Notes
         1.25% due 05/01/2025...................... EUR 250,000    286,590
        Goldman Sachs Group, Inc.
         Senior Notes
         2.13% due 09/30/2024...................... EUR 215,000    261,258
        Goldman Sachs Group, Inc.
         Senior Notes
         4.02% due 10/31/2038......................     123,000    114,012
        Goldman Sachs Group, Inc.
         Sub. Notes
         6.75% due 10/01/2037......................     118,000    141,949
        JPMorgan Chase & Co.
         Senior Notes
         2.55% due 03/01/2021......................     171,000    167,931
        Morgan Stanley
         Senior Notes
         1.75% due 03/11/2024...................... EUR 140,000    167,781
        Morgan Stanley
         Sub. Notes
         5.00% due 11/24/2025......................     606,000    627,626
                                                                ----------
                                                                 3,113,461
                                                                ----------
      Diversified Manufacturing Operations -- 0.0%
        Carlisle Cos., Inc.
         Senior Notes
         3.75% due 12/01/2027......................      79,000     74,872
                                                                ----------
      Electric-Generation -- 0.1%
        Basin Electric Power Cooperative
         1st Mtg. Notes
         4.75% due 04/26/2047*.....................     259,000    262,216
                                                                ----------

                                                   Principal    Value
                  Security Description             Amount(17)  (Note 2)
       Electric-Integrated -- 0.6%
         Dominion Resources, Inc.
          Senior Notes
          5.25% due 08/01/2033....................  $187,000  $  197,420
         Duke Energy Progress LLC
          1st Mtg. Notes
          2.80% due 05/15/2022....................    72,000      70,621
         Exelon Corp.
          Junior Sub. Notes
          3.50% due 06/01/2022....................    90,000      88,429
         FirstEnergy Corp.
          Senior Notes
          7.38% due 11/15/2031....................   321,000     414,325
         Georgia Power Co.
          Senior Notes
          2.00% due 09/08/2020....................   109,000     106,271
         Pacific Gas & Electric Co.
          Senior Notes
          3.30% due 12/01/2027....................   200,000     182,846
         Public Service Co. of Colorado
          1st Mtg. Bonds
          3.70% due 06/15/2028....................   128,000     128,014
         Public Service Co. of Colorado
          1st Mtg. Bonds
          4.10% due 06/15/2048....................    88,000      87,247
         South Carolina Electric & Gas Co.
          1st Mtg. Notes
          4.35% due 02/01/2042....................    62,000      59,305
         South Carolina Electric & Gas Co.
          1st Mtg. Bonds
          5.10% due 06/01/2065....................   228,000     228,362
         Southern California Edison Co.
          1st Mtg. Notes
          4.13% due 03/01/2048....................    83,000      79,340
                                                              ----------
                                                               1,642,180
                                                              ----------
       Electronic Components-Misc. -- 0.0%
         Jabil, Inc.
          Senior Notes
          3.95% due 01/12/2028....................    20,000      18,738
                                                              ----------
       Electronic Measurement Instruments -- 0.0%
         Trimble, Inc.
          Senior Notes
          4.75% due 12/01/2024....................    10,000      10,126
         Trimble, Inc.
          Senior Notes
          4.90% due 06/15/2028....................   119,000     119,676
                                                              ----------
                                                                 129,802
                                                              ----------
       Electronic Parts Distribution -- 0.2%
         Ingram Micro, Inc.
          Senior Notes
          5.45% due 12/15/2024....................   666,000     656,091
                                                              ----------
       Electronic Security Devices -- 0.0%
         Allegion US Holding Co., Inc.
          Company Guar. Notes
          3.20% due 10/01/2024....................    31,000      28,968
                                                              ----------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)


                                                     Principal    Value
                 Security Description                Amount(17)  (Note 2)
     U.S. CORPORATE BONDS & NOTES (continued)
     Energy-Alternate Sources -- 0.2%
       Pattern Energy Group, Inc.
        Company Guar. Notes
        5.88% due 02/01/2024*.......................  $630,000  $  636,300
                                                                ----------
     Enterprise Software/Service -- 0.4%
       Donnelley Financial Solutions, Inc.
        Company Guar. Notes
        8.25% due 10/15/2024........................   660,000     696,712
       Infor US, Inc.
        Company Guar. Notes
        6.50% due 05/15/2022........................   255,000     258,455
       Oracle Corp.
        Senior Notes
        2.95% due 11/15/2024........................   177,000     170,948
                                                                ----------
                                                                 1,126,115
                                                                ----------
     Finance-Auto Loans -- 0.1%
       Credit Acceptance Corp.
        Company Guar. Notes
        7.38% due 03/15/2023........................   227,000     237,783
                                                                ----------
     Finance-Consumer Loans -- 0.8%
       Enova International, Inc.
        Company Guar. Notes
        8.50% due 09/01/2024*.......................   638,000     639,595
       Enova International, Inc.
        Company Guar. Notes
        8.50% due 09/15/2025*.......................   300,000     298,500
       SLM Corp.
        Senior Notes
        5.63% due 08/01/2033........................   836,000     700,150
       Springleaf Finance Corp.
        Company Guar. Notes
        6.88% due 03/15/2025........................   650,000     648,375
       Springleaf Finance Corp.
        Company Guar. Notes
        7.13% due 03/15/2026........................   183,000     182,085
                                                                ----------
                                                                 2,468,705
                                                                ----------
     Finance-Credit Card -- 0.3%
       Alliance Data Systems Corp.
        Company Guar. Notes
        5.88% due 11/01/2021*.......................   750,000     765,000
                                                                ----------
     Finance-Investment Banker/Broker -- 0.3%
       Jefferies Group LLC/Jefferies Group Capital
        Finance, Inc.
        Senior Notes
        4.15% due 01/23/2030........................   103,000      92,536
       Lehman Brothers Holdings, Inc.
        Escrow Notes
        6.75% due 12/28/2017+(4)(5).................   280,000          28
       Lehman Brothers Holdings, Inc.
        Escrow Notes
        7.50% due 05/11/2038+(4)(5).................   361,000          36
       LPL Holdings, Inc.
        Company Guar. Notes
        5.75% due 09/15/2025*.......................   740,000     722,425
                                                                ----------
                                                                   815,025
                                                                ----------

                                                          Principal   Value
                   Security Description                   Amount(17) (Note 2)
   Finance-Mortgage Loan/Banker -- 0.2%
     Quicken Loans, Inc.
      Company Guar. Notes
      5.75% due 05/01/2025*..............................  $650,000  $649,187
                                                                     --------
   Finance-Other Services -- 0.1%
     National Rural Utilities Cooperative Finance Corp.
      Senior Notes
      2.30% due 09/15/2022...............................   121,000   116,129
     National Rural Utilities Cooperative Finance Corp.
      Collateral Trust Notes
      2.40% due 04/25/2022...............................    73,000    70,543
                                                                     --------
                                                                      186,672
                                                                     --------
   Food-Meat Products -- 0.0%
     Smithfield Foods, Inc.
      Senior Notes
      2.65% due 10/03/2021*..............................    68,000    64,818
                                                                     --------
   Food-Misc./Diversified -- 0.2%
     Kraft Heinz Foods Co.
      Sec. Notes
      4.88% due 02/15/2025*..............................   174,000   176,848
     Nestle Holdings, Inc.
      Company Guar. Notes
      3.50% due 09/24/2025*..............................   152,000   150,896
     Nestle Holdings, Inc.
      Company Guar. Notes
      3.90% due 09/24/2038*..............................   178,000   175,101
     Nestle Holdings, Inc.
      Company Guar. Notes
      4.00% due 09/24/2048*..............................   150,000   146,639
                                                                     --------
                                                                      649,484
                                                                     --------
   Food-Retail -- 0.2%
     Albertsons Cos. LLC/Safeway, Inc./New
      Albertson's, Inc./Albertson's LLC
      Company Guar. Notes
      5.75% due 03/15/2025...............................   793,000   713,700
                                                                     --------
   Gambling (Non-Hotel) -- 0.3%
     Delta Merger Sub, Inc.
      Senior Notes
      6.00% due 09/15/2026*..............................   435,000   440,437
     Scientific Games International, Inc.
      Senior Sec. Notes
      5.00% due 10/15/2025*..............................   465,000   441,750
     Waterford Gaming LLC/Waterford Gaming
      Financial Corp.
      Escrow Notes
      8.63% due 09/15/2014*+(4)(5).......................   478,062     8,510
                                                                     --------
                                                                      890,697
                                                                     --------
   Hotels/Motels -- 0.3%
     Wyndham Worldwide Corp.
      Senior Sec. Notes
      4.15% due 04/01/2024...............................   355,000   344,350

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)


                                                    Principal    Value
                  Security Description              Amount(17)  (Note 2)
        U.S. CORPORATE BONDS & NOTES (continued)
        Hotels/Motels (continued)
          Wyndham Worldwide Corp.
           Senior Sec. Notes
           4.50% due 04/01/2027....................   $ 501,000 $472,192
                                                                --------
                                                                 816,542
                                                                --------
        Independent Power Producers -- 0.2%
          NRG Yield Operating LLC
           Company Guar. Notes
           5.38% due 08/15/2024....................     465,000  467,325
                                                                --------
        Insurance Brokers -- 0.0%
          Willis North America, Inc.
           Company Guar. Notes
           5.05% due 09/15/2048....................      60,000   59,905
                                                                --------
        Insurance-Life/Health -- 0.0%
          AXA Equitable Holdings, Inc.
           Senior Notes
           5.00% due 04/20/2048*...................      29,000   27,089
          Brighthouse Financial, Inc.
           Senior Notes
           4.70% due 06/22/2047....................      85,000   70,345
                                                                --------
                                                                  97,434
                                                                --------
        Insurance-Multi-line -- 0.0%
          Assurant, Inc.
           Senior Notes
           6.75% due 02/15/2034....................      77,000   88,276
                                                                --------
        Insurance-Mutual -- 0.0%
          Massachusetts Mutual Life Insurance Co.
           Sub. Notes
           4.50% due 04/15/2065*...................      64,000   59,821
                                                                --------
        Insurance-Property/Casualty -- 0.3%
          ACE INA Holdings, Inc.
           Company Guar. Notes
           2.88% due 11/03/2022....................      75,000   73,414
          AmWINS Group, Inc.
           Company Guar. Notes
           7.75% due 07/01/2026*...................     470,000  488,800
          Chubb INA Holdings, Inc.
           Company Guar. Notes
           2.50% due 03/15/2038.................... EUR 260,000  304,366
                                                                --------
                                                                 866,580
                                                                --------
        Internet Connectivity Services -- 0.2%
          Cogent Communications Group, Inc.
           Senior Sec. Notes
           5.38% due 03/01/2022*...................     507,000  514,605
                                                                --------
        Internet Content-Entertainment -- 0.1%
          Netflix, Inc.
           Senior Notes
           5.88% due 02/15/2025....................     322,000  332,868
                                                                --------
        Investment Companies -- 0.2%
          FS Energy & Power Fund
           Senior Sec. Notes
           7.50% due 08/15/2023*...................     437,000  445,740
                                                                --------

                                                   Principal   Value
                   Security Description            Amount(17) (Note 2)
          Machinery-Construction & Mining -- 0.2%
            Caterpillar Financial Services Corp.
             Senior Notes
             2.55% due 11/29/2022.................  $ 68,000  $ 65,990
            Caterpillar Financial Services Corp.
             Senior Notes
             3.15% due 09/07/2021.................    49,000    48,942
            Caterpillar Financial Services Corp.
             Senior Notes
             3.45% due 05/15/2023.................    85,000    85,006
            Terex Corp.
             Company Guar. Notes
             5.63% due 02/01/2025*................   454,000   451,163
                                                              --------
                                                               651,101
                                                              --------
          Machinery-Electrical -- 0.0%
            ABB Finance USA, Inc.
             Company Guar. Notes
             3.38% due 04/03/2023.................   108,000   107,593
                                                              --------
          Machinery-Farming -- 0.1%
            CNH Industrial Capital LLC
             Company Guar. Notes
             4.20% due 01/15/2024.................   180,000   179,384
                                                              --------
          Machinery-General Industrial -- 0.1%
            Roper Technologies, Inc.
             Senior Notes
             4.20% due 09/15/2028.................   182,000   180,550
            Stevens Holding Co, Inc.
             Company Guar. Notes
             6.13% due 10/01/2026*................   113,000   114,836
                                                              --------
                                                               295,386
                                                              --------
          Machinery-Thermal Process -- 0.1%
            Cleaver-Brooks, Inc.
             Senior Sec. Notes
             7.88% due 03/01/2023*................   359,000   367,078
                                                              --------
          Marine Services -- 0.2%
            Great Lakes Dredge & Dock Corp.
             Company Guar. Notes
             8.00% due 05/15/2022.................   430,000   441,825
                                                              --------
          Medical Instruments -- 0.1%
            Medtronic, Inc.
             Company Guar. Notes
             2.50% due 03/15/2020.................   152,000   150,988
                                                              --------
          Medical Labs & Testing Services -- 0.1%
            Laboratory Corp. of America Holdings
             Senior Notes
             3.25% due 09/01/2024.................   187,000   179,112
                                                              --------
          Medical-Biomedical/Gene -- 0.0%
            Celgene Corp.
             Senior Notes
             3.63% due 05/15/2024.................    71,000    70,008
            Celgene Corp.
             Senior Notes
             4.55% due 02/20/2048.................    68,000    63,270
                                                              --------
                                                               133,278
                                                              --------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)


                                                       Principal    Value
                  Security Description                 Amount(17)  (Note 2)
     U.S. CORPORATE BONDS & NOTES (continued)
     Medical-Drugs -- 0.3%
       AbbVie, Inc.
        Senior Notes
        4.88% due 11/14/2048..........................   $  74,000 $ 72,808
       Bayer US Finance II LLC
        Company Guar. Notes
        4.63% due 06/25/2038*.........................     208,000  199,137
       Endo Finance LLC/Endo Finco, Inc.
        Company Guar. Notes
        5.38% due 01/15/2023*.........................     260,000  228,800
       GlaxoSmithKline Capital, Inc.
        Company Guar. Notes
        3.38% due 05/15/2023..........................      64,000   63,736
       Johnson & Johnson
        Senior Notes
        1.65% due 05/20/2035.......................... EUR 125,000  147,812
       Pfizer, Inc.
        Senior Notes
        3.00% due 09/15/2021..........................      53,000   52,988
                                                                   --------
                                                                    765,281
                                                                   --------
     Medical-Generic Drugs -- 0.1%
       Actavis, Inc.
        Company Guar. Notes
        3.25% due 10/01/2022..........................      60,000   58,909
       Mylan, Inc.
        Company Guar. Notes
        5.20% due 04/15/2048*.........................     283,000  261,525
                                                                   --------
                                                                    320,434
                                                                   --------
     Medical-HMO -- 0.2%
       Halfmoon Parent, Inc.
        Senior Sec. Notes
        4.80% due 08/15/2038*.........................      87,000   87,244
       Halfmoon Parent, Inc.
        Senior Notes
        4.90% due 12/15/2048*.........................      85,000   84,386
       UnitedHealth Group, Inc.
        Senior Bonds
        2.38% due 10/15/2022..........................     302,000  289,624
       UnitedHealth Group, Inc.
        Senior Notes
        3.75% due 07/15/2025..........................     107,000  107,509
                                                                   --------
                                                                    568,763
                                                                   --------
     Medical-Hospitals -- 0.1%
       CHS/Community Health Systems, Inc.
        Senior Sec. Notes
        5.13% due 08/01/2021..........................     299,000  290,778
                                                                   --------
     Medical-Wholesale Drug Distribution -- 0.0%
       Allergan Sales LLC
        Company Guar. Notes
        4.88% due 02/15/2021*.........................      56,000   57,657
                                                                   --------
     Metal Processors & Fabrication -- 0.2%
       Grinding Media, Inc./Moly-Cop AltaSteel, Ltd.
        Senior Sec. Notes
        7.38% due 12/15/2023*.........................      42,000   43,711

                                                       Principal    Value
                  Security Description                 Amount(17)  (Note 2)
    Metal Processors & Fabrication (continued)
      Novelis Corp.
       Company Guar. Notes
       5.88% due 09/30/2026*..........................   $ 300,000 $293,100
      Novelis Corp.
       Company Guar. Notes
       6.25% due 08/15/2024*..........................     196,000  200,655
      Timken Co.
       Senior Notes
       4.50% due 12/15/2028...........................      50,000   49,105
                                                                   --------
                                                                    586,571
                                                                   --------
    Metal-Copper -- 0.2%
      Southern Copper Corp.
       Senior Notes
       6.75% due 04/16/2040...........................     440,000  520,848
                                                                   --------
    Metal-Iron -- 0.2%
      Cleveland-Cliffs, Inc.
       Company Guar. Notes
       5.75% due 03/01/2025...........................     625,000  607,812
                                                                   --------
    Multimedia -- 0.2%
      E.W. Scripps Co.
       Company Guar. Notes
       5.13% due 05/15/2025*..........................     444,000  426,795
      Time Warner, Inc.
       Company Guar. Notes
       4.85% due 07/15/2045...........................      33,000   30,776
      Warner Media LLC
       Company Guar. Notes
       1.95% due 09/15/2023........................... EUR 160,000  193,228
                                                                   --------
                                                                    650,799
                                                                   --------
    Networking Products -- 0.0%
      Cisco Systems, Inc.
       Senior Notes
       2.20% due 02/28/2021...........................      80,000   78,333
                                                                   --------
    Oil Companies-Exploration & Production -- 1.9%
      Anadarko Petroleum Corp.
       Senior Notes
       6.45% due 09/15/2036...........................      69,000   78,734
      Apache Corp.
       Senior Notes
       4.38% due 10/15/2028...........................      48,000   47,077
      Callon Petroleum Co.
       Company Guar. Notes
       6.38% due 07/01/2026...........................     575,000  585,063
      Chaparral Energy, Inc.
       Senior Notes
       8.75% due 07/15/2023*..........................     450,000  448,875
      Continental Resources, Inc.
       Company Guar. Notes
       4.50% due 04/15/2023...........................      81,000   82,426
      Endeavor Energy Resources LP/EER Finance, Inc.
       Senior Notes
       5.50% due 01/30/2026*..........................     475,000  475,000
      Extraction Oil & Gas, Inc.
       Company Guar. Notes
       5.63% due 02/01/2026*..........................     550,000  486,750

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)


                                                   Principal    Value
                 Security Description              Amount(17)  (Note 2)
       U.S. CORPORATE BONDS & NOTES (continued)
       Oil Companies-Exploration & Production
        (continued)
         Hess Corp.
          Senior Notes
          5.60% due 02/15/2041....................  $ 88,000  $   89,353
         Hilcorp Energy I LP/Hilcorp Finance Co.
          Senior Notes
          5.00% due 12/01/2024*...................   702,000     684,976
         Lonestar Resources America, Inc.
          Company Guar. Notes
          11.25% due 01/01/2023*..................   546,000     599,235
         QEP Resources, Inc.
          Senior Notes
          5.63% due 03/01/2026....................   625,000     597,656
         Sanchez Energy Corp.
          Company Guar. Notes
          6.13% due 01/15/2023....................   386,000     220,020
         Southwestern Energy Co.
          Company Guar. Notes
          7.50% due 04/01/2026....................   450,000     471,375
         WildHorse Resource Development Corp.
          Company Guar. Notes
          6.88% due 02/01/2025....................   565,000     583,363
                                                              ----------
                                                               5,449,903
                                                              ----------
       Oil Companies-Integrated -- 0.0%
         Chevron Corp.
          Senior Notes
          3.19% due 06/24/2023....................   104,000     103,246
                                                              ----------
       Oil Field Machinery & Equipment -- 0.1%
         Forum Energy Technologies, Inc.
          Company Guar. Notes
          6.25% due 10/01/2021....................   335,000     334,163
                                                              ----------
       Oil Refining & Marketing -- 0.0%
         PBF Holding Co. LLC/PBF Finance Corp.
          Company Guar. Notes
          7.25% due 06/15/2025....................   135,000     141,750
                                                              ----------
       Oil-Field Services -- 0.6%
         Apergy Corp.
          Company Guar. Notes
          6.38% due 05/01/2026*...................   298,000     306,195
         Calfrac Holdings LP
          Senior Notes
          8.50% due 06/15/2026*...................   605,000     564,163
         Halliburton Co.
          Senior Notes
          4.85% due 11/15/2035....................    26,000      27,197
         Pioneer Energy Services Corp.
          Company Guar. Notes
          6.13% due 03/15/2022....................   390,000     341,250
         USA Compression Partners LP/USA
          Compression Finance Corp.
          Senior Notes
          6.88% due 04/01/2026*...................   575,000     593,687
                                                              ----------
                                                               1,832,492
                                                              ----------

                                                        Principal   Value
                   Security Description                 Amount(17) (Note 2)
     Paper & Related Products -- 0.1%
       Domtar Corp.
        Company Guar. Notes
        6.75% due 02/15/2044...........................  $204,000  $213,078
       Georgia-Pacific LLC
        Senior Notes
        3.73% due 07/15/2023*..........................   110,000   110,540
       Georgia-Pacific LLC
        Company Guar. Notes
        5.40% due 11/01/2020*..........................    96,000    99,884
                                                                   --------
                                                                    423,502
                                                                   --------
     Petrochemicals -- 0.0%
       Chevron Phillips Chemical Co. LLC/Chevron
        Phillips Chemical Co. LP
        Senior Notes
        3.30% due 05/01/2023*..........................    67,000    66,115
                                                                   --------
     Pharmacy Services -- 0.1%
       CVS Health Corp.
        Senior Notes
        4.78% due 03/25/2038...........................    94,000    93,550
       CVS Pass-Through Trust
        Pass-Through Certs.
        4.70% due 01/10/2036*..........................    60,522    59,614
       CVS Pass-Through Trust
        Pass-Through Certs.
        5.77% due 01/10/2033*..........................    49,211    52,227
       CVS Pass-Through Trust
        Pass-Through Certs.
        5.93% due 01/10/2034*..........................    78,624    84,256
                                                                   --------
                                                                    289,647
                                                                   --------
     Physicians Practice Management -- 0.3%
       MEDNAX, Inc.
        Company Guar. Notes
        5.25% due 12/01/2023*..........................   770,000   770,962
                                                                   --------
     Pipelines -- 1.6%
       Andeavor Logistics LP/Tesoro Logistics Finance
        Corp.
        Company Guar. Notes
        5.20% due 12/01/2047...........................   132,000   131,816
       Cheniere Corpus Christi Holdings LLC
        Senior Sec. Notes
        7.00% due 06/30/2024...........................   640,000   700,800
       Energy Transfer Equity LP
        Senior Sec. Notes
        4.25% due 03/15/2023...........................   480,000   477,000
       Energy Transfer Partners LP
        Company Guar. Notes
        4.90% due 03/15/2035...........................    55,000    51,714
       EnLink Midstream Partners LP
        Senior Notes
        5.05% due 04/01/2045...........................    17,000    14,106
       Genesis Energy LP/Genesis Energy Finance Corp.
        Company Guar. Notes
        6.00% due 05/15/2023...........................   532,000   524,685

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)


                                                      Principal     Value
                 Security Description                 Amount(17)   (Note 2)
    U.S. CORPORATE BONDS & NOTES (continued)
    Pipelines (continued)
      Holly Energy Partners LP/Holly Energy Finance
       Corp.
       Company Guar. Notes
       6.00% due 08/01/2024*.........................   $ 448,000 $  458,080
      Kinder Morgan Energy Partners LP
       Company Guar. Notes
       4.30% due 05/01/2024..........................      94,000     94,909
      Kinder Morgan Energy Partners LP
       Company Guar. Notes
       6.95% due 01/15/2038..........................      95,000    115,157
      Kinder Morgan, Inc.
       Company Guar. Notes
       1.50% due 03/16/2022.......................... EUR 275,000    328,533
      MPLX LP
       Senior Notes
       4.00% due 03/15/2028..........................     150,000    144,273
      NGPL PipeCo LLC
       Senior Notes
       4.38% due 08/15/2022*.........................     140,000    141,050
      SemGroup Corp./Rose Rock Finance Corp.
       Company Guar. Notes
       5.63% due 07/15/2022..........................     706,000    700,705
      Summit Midstream Holdings LLC/Summit
       Midstream Finance Corp.
       Company Guar. Notes
       5.50% due 08/15/2022..........................     467,000    465,249
      Western Gas Partners LP
       Senior Notes
       4.65% due 07/01/2026..........................     123,000    120,563
      Williams Cos., Inc.
       Senior Notes
       3.70% due 01/15/2023..........................     251,000    248,387
      Williams Cos., Inc.
       Senior Notes
       5.75% due 06/24/2044..........................     104,000    111,297
                                                                  ----------
                                                                   4,828,324
                                                                  ----------
    Platinum -- 0.1%
      Stillwater Mining Co.
       Company Guar. Notes
       7.13% due 06/27/2025..........................     450,000    431,010
                                                                  ----------
    Poultry -- 0.2%
      Pilgrim's Pride Corp.
       Senior Notes
       5.88% due 09/30/2027*.........................     685,000    647,325
                                                                  ----------
    Publishing-Books -- 0.2%
      McGraw-Hill Global Education Holdings LLC/
       McGraw-Hill Global Education Finance
       Senior Notes
       7.88% due 05/15/2024*.........................     490,000    439,163
                                                                  ----------
    Quarrying -- 0.2%
      Hi-Crush Partners LP
       Senior Notes
       9.50% due 08/01/2026*.........................     675,000    627,750
                                                                  ----------

                                                    Principal     Value
                 Security Description               Amount(17)   (Note 2)
     Racetracks -- 0.1%
       GLP Capital LP/GLP Financing II, Inc.
        Company Guar. Notes
        5.38% due 04/15/2026.......................   $ 340,000 $  345,273
                                                                ----------
     Radio -- 0.2%
       Sirius XM Radio, Inc.
        Company Guar. Notes
        5.38% due 07/15/2026*......................     483,000    479,378
                                                                ----------
     Real Estate Investment Trusts -- 1.7%
       American Tower Corp.
        Senior Notes
        1.95% due 05/22/2026....................... EUR 130,000    151,562
       CTR Partnership LP/CareTrust Capital Corp.
        Company Guar. Notes
        5.25% due 06/01/2025.......................     624,000    608,400
       Duke Realty LP
        Senior Notes
        4.00% due 09/15/2028.......................      69,000     68,022
       EPR Properties
        Company Guar. Notes
        4.95% due 04/15/2028.......................      28,000     27,514
       ESH Hospitality, Inc.
        Company Guar. Notes
        5.25% due 05/01/2025*......................     710,000    686,925
       GEO Group, Inc.
        Company Guar. Notes
        5.13% due 04/01/2023.......................     350,000    335,125
       Iron Mountain, Inc.
        Company Guar. Notes
        4.88% due 09/15/2027*......................     635,000    582,613
       iStar, Inc.
        Senior Notes
        5.25% due 09/15/2022.......................     692,000    681,620
       Kimco Realty Corp.
        Senior Notes
        4.25% due 04/01/2045.......................      55,000     49,262
       MPT Operating Partnership LP/MPT Finance
        Corp.
        Company Guar. Notes
        5.00% due 10/15/2027.......................     506,000    487,658
       National Retail Properties, Inc.
        Senior Notes
        4.80% due 10/15/2048.......................      31,000     31,094
       Sabra Health Care LP
        Company Guar. Notes
        5.13% due 08/15/2026.......................     392,000    383,753
       Starwood Property Trust, Inc.
        Senior Notes
        4.75% due 03/15/2025.......................     625,000    598,506
       Washington Prime Group LP
        Senior Notes
        5.95% due 08/15/2024.......................      84,000     79,501
       Welltower, Inc.
        Senior Notes
        3.95% due 09/01/2023.......................      61,000     60,958
                                                                ----------
                                                                 4,832,513
                                                                ----------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)


                                                    Principal     Value
                Security Description                Amount(17)   (Note 2)
     U.S. CORPORATE BONDS & NOTES (continued)
     Real Estate Management/Services -- 0.5%
       Kennedy-Wilson, Inc.
        Company Guar. Notes
        5.88% due 04/01/2024......................   $  700,000 $  689,500
       Realogy Group LLC/Realogy Co-Issuer Corp.
        Company Guar. Notes
        4.88% due 06/01/2023*.....................      690,000    646,012
                                                                ----------
                                                                 1,335,512
                                                                ----------
     Real Estate Operations & Development -- 0.2%
       Greystar Real Estate Partners LLC
        Senior Sec. Notes
        5.75% due 12/01/2025*.....................      650,000    633,750
                                                                ----------
     Rental Auto/Equipment -- 0.4%
       Ahern Rentals, Inc.
        Sec. Notes
        7.38% due 05/15/2023*.....................      470,000    462,950
       Jurassic Holdings III, Inc.
        Sec. Notes
        6.88% due 02/15/2021*.....................      575,000    560,625
                                                                ----------
                                                                 1,023,575
                                                                ----------
     Retail-Appliances -- 0.2%
       Conn's, Inc.
        Company Guar. Notes
        7.25% due 07/15/2022......................      563,000    558,778
                                                                ----------
     Retail-Automobile -- 0.2%
       Asbury Automotive Group, Inc.
        Company Guar. Notes
        6.00% due 12/15/2024......................      177,000    178,770
       AutoNation, Inc.
        Company Guar. Notes
        3.50% due 11/15/2024......................      107,000    101,383
       Lithia Motors, Inc.
        Company Guar. Notes
        5.25% due 08/01/2025*.....................      275,000    263,312
                                                                ----------
                                                                   543,465
                                                                ----------
     Retail-Discount -- 0.1%
       Wal-Mart Stores, Inc.
        Senior Notes
        2.55% due 04/08/2026...................... EUR  110,000    141,920
                                                                ----------
     Retail-Leisure Products -- 0.2%
       Party City Holdings, Inc.
        Company Guar. Notes
        6.63% due 08/01/2026*.....................      445,000    450,563
                                                                ----------
     Retail-Mail Order -- 0.1%
       QVC, Inc.
        Senior Sec. Notes
        4.85% due 04/01/2024......................      205,000    202,885
                                                                ----------
     Retail-Office Supplies -- 0.3%
       Staples, Inc.
        Company Guar. Notes
        8.50% due 09/15/2025*.....................    1,051,000    990,567
                                                                ----------

                                                   Principal     Value
                 Security Description              Amount(17)   (Note 2)
         Retail-Pawn Shops -- 0.2%
           FirstCash, Inc.
            Company Guar. Notes
            5.38% due 06/01/2024*.................  $470,000   $  472,350
                                                               ----------
         Retail-Restaurants -- 0.1%
           Golden Nugget, Inc.
            Company Guar. Notes
            8.75% due 10/01/2025*.................   204,000      213,849
                                                               ----------
         Rubber/Plastic Products -- 0.0%
           Venture Holdings Co. LLC
            Company Guar. Notes
            11.00% due 06/01/2007+(4)(5)(6)(7)....   100,000            0
                                                               ----------
         Satellite Telecom -- 0.2%
           Hughes Satellite Systems Corp.
            Company Guar. Notes
            6.63% due 08/01/2026..................   481,000      465,368
                                                               ----------
         Savings & Loans/Thrifts -- 0.2%
           Astoria Financial Corp.
            Senior Notes
            3.50% due 06/08/2020..................   238,000      237,203
           First Niagara Financial Group, Inc.
            Sub. Notes
            7.25% due 12/15/2021..................   434,000      478,153
                                                               ----------
                                                                  715,356
                                                               ----------
         Schools -- 0.2%
           Graham Holdings Co.
            Company Guar. Notes
            5.75% due 06/01/2026*.................   445,000      455,569
                                                               ----------
         Security Services -- 0.2%
           ADT Corp.
            Senior Sec. Notes
            4.13% due 06/15/2023..................   600,000      573,738
           ADT Corp.
            Senior Sec. Notes
            6.25% due 10/15/2021..................   113,000      118,538
                                                               ----------
                                                                  692,276
                                                               ----------
         Semiconductor Components-Integrated Circuits -- 0.0%
           QUALCOMM, Inc.
            Senior Notes
            3.45% due 05/20/2025..................   126,000      122,235
                                                               ----------
         Steel-Producers -- 0.5%
           AK Steel Corp.
            Company Guar. Notes
            6.38% due 10/15/2025..................   250,000      237,812
           Commercial Metals Co.
            Senior Notes
            5.75% due 04/15/2026*.................   505,000      489,850
           United States Steel Corp.
            Senior Notes
            6.88% due 08/15/2025..................   600,000      612,750
                                                               ----------
                                                                1,340,412
                                                               ----------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)


                                                  Principal     Value
                  Security Description            Amount(17)   (Note 2)
        U.S. CORPORATE BONDS & NOTES (continued)
        Telephone-Integrated -- 0.9%
          AT&T, Inc.
           Senior Notes
           3.15% due 09/04/2036.................. EUR 265,000 $  308,619
          AT&T, Inc.
           Senior Notes
           4.50% due 05/15/2035..................     383,000    357,823
          AT&T, Inc.
           Senior Notes
           4.90% due 08/15/2037*.................      95,000     91,167
          CenturyLink, Inc.
           Senior Notes
           6.75% due 12/01/2023..................     630,000    654,412
          Citizens Communications Co.
           Senior Notes
           9.00% due 08/15/2031..................     996,000    632,460
          Verizon Communications, Inc.
           Senior Bonds
           2.88% due 01/15/2038.................. EUR 100,000    116,225
          Verizon Communications, Inc.
           Senior Notes
           4.40% due 11/01/2034..................      90,000     87,767
          Verizon Communications, Inc.
           Senior Notes
           5.25% due 03/16/2037..................     229,000    244,153
                                                              ----------
                                                               2,492,626
                                                              ----------
        Television -- 0.4%
          Belo Corp.
           Company Guar. Notes
           7.75% due 06/01/2027..................     652,000    699,270
          CBS Corp.
           Company Guar. Notes
           3.70% due 08/15/2024..................      75,000     72,917
          Gray Television, Inc.
           Company Guar. Notes
           5.13% due 10/15/2024*.................     307,000    296,639
          Gray Television, Inc.
           Company Guar. Notes
           5.88% due 07/15/2026*.................     111,000    110,029
                                                              ----------
                                                               1,178,855
                                                              ----------
        Transport-Marine -- 0.0%
          Kirby Corp.
           Senior Notes
           4.20% due 03/01/2028..................     123,000    120,235
                                                              ----------
        Transport-Rail -- 0.1%
          Kansas City Southern
           Company Guar. Notes
           4.70% due 05/01/2048..................     105,000    104,463
          Norfolk Southern Corp.
           Senior Notes
           5.10% due 08/01/2118..................     117,000    115,508
                                                              ----------
                                                                 219,971
                                                              ----------
        Transport-Services -- 0.0%
          CH Robinson Worldwide, Inc.
           Senior Notes
           4.20% due 04/15/2028..................      67,000     65,979

                                                  Principal     Value
                Security Description              Amount(17)   (Note 2)
      Transport-Services (continued)
        FedEx Corp.
         Company Guar. Notes
         4.05% due 02/15/2048....................   $  42,000 $    38,112
                                                              -----------
                                                                  104,091
                                                              -----------
      Trucking/Leasing -- 0.1%
        Penske Truck Leasing Co. LP/PTL Finance
         Corp.
         Senior Notes
         3.95% due 03/10/2025*...................     195,000     191,058
                                                              -----------
      Vitamins & Nutrition Products -- 0.0%
        HLF Financing SARL LLC/Herbalife
         International, Inc.
         Company Guar. Notes
         7.25% due 08/15/2026*...................      68,000      69,105
                                                              -----------
      Total U.S. Corporate Bonds & Notes
         (cost $91,835,508)......................              90,205,727
                                                              -----------
      FOREIGN CORPORATE BONDS & NOTES -- 19.0%
      Agricultural Chemicals -- 0.3%
        Consolidated Energy Finance SA
         Senior Notes
         6.88% due 06/15/2025*...................     480,000     498,600
        OCI NV
         Senior Sec. Notes
         6.63% due 04/15/2023*...................     470,000     486,450
                                                              -----------
                                                                  985,050
                                                              -----------
      Airlines -- 0.1%
        Gol Finance, Inc.
         Company Guar. Notes
         7.00% due 01/31/2025*...................     480,000     387,605
                                                              -----------
      Auto-Cars/Light Trucks -- 0.1%
        Hyundai Capital Services, Inc.
         Senior Notes
         3.00% due 08/29/2022*...................     201,000     193,453
        Volkswagen International Finance NV
         Company Guar. Notes
         1.88% due 03/30/2027.................... EUR 200,000     229,099
                                                              -----------
                                                                  422,552
                                                              -----------
      Auto/Truck Parts & Equipment-Original -- 0.3%
        Delphi Jersey Holdings PLC
         Company Guar. Notes
         5.00% due 10/01/2025*...................     595,000     560,044
        Toyota Industries Corp.
         Senior Notes
         3.24% due 03/16/2023*...................     329,000     323,798
                                                              -----------
                                                                  883,842
                                                              -----------
      Banks-Commercial -- 1.3%
        Banco Bilbao Vizcaya Argentaria SA
         Senior Notes
         1.38% due 05/14/2025.................... EUR 300,000     340,358
        Banco de Credito e Inversiones SA
         Senior Notes
         3.50% due 10/12/2027....................     490,000     447,125

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)


                                                 Principal     Value
                 Security Description            Amount(17)   (Note 2)
        FOREIGN CORPORATE BONDS & NOTES (continued)
        Banks-Commercial (continued)
          Barclays Bank PLC
           Sub. Notes
           6.63% due 03/30/2022................. EUR 200,000 $  270,610
          BPCE SA
           Sub. Notes
           4.63% due 07/18/2023................. EUR 200,000    267,070
          Credit Suisse AG
           Senior Notes
           3.00% due 10/29/2021.................     254,000    250,436
          Credit Suisse AG
           Sub. Notes
           5.75% due 09/18/2025................. EUR 430,000    546,681
          Danske Bank A/S
           Senior Notes
           3.88% due 09/12/2023*................     200,000    195,887
          HSBC France SA
           Senior Notes
           0.60% due 03/20/2023................. EUR 200,000    232,455
          Intesa Sanpaolo SpA
           Senior Notes
           4.00% due 10/30/2023................. EUR 100,000    126,497
          Intesa Sanpaolo SpA
           Sub. Notes
           5.71% due 01/15/2026*................     255,000    231,971
          National Australia Bank, Ltd.
           Senior Notes
           3.63% due 06/20/2023.................     250,000    248,620
          Standard Chartered PLC
           Senior Notes
           1.63% due 10/03/2027................. EUR 175,000    199,435
          Westpac Banking Corp.
           Senior Notes
           3.05% due 05/15/2020.................     105,000    104,713
          Yapi ve Kredi Bankasi AS
           Senior Notes
           5.75% due 02/24/2022.................     480,000    434,400
                                                             ----------
                                                              3,896,258
                                                             ----------
        Building Products-Cement -- 0.1%
          CIMPOR Financial Operations BV
           Company Guar. Notes
           5.75% due 07/17/2024.................     480,000    338,405
                                                             ----------
        Building Societies -- 0.2%
          Nationwide Building Society
           Sub. Notes
           2.00% due 07/25/2029................. EUR 200,000    226,591
          Nationwide Building Society
           Sub. Notes
           4.13% due 10/18/2032*................     250,000    229,279
                                                             ----------
                                                                455,870
                                                             ----------
        Building-Residential/Commercial -- 0.2%
          Mattamy Group Corp.
           Senior Notes
           6.50% due 10/01/2025*................     706,000    684,820
                                                             ----------

                                                     Principal     Value
                 Security Description                Amount(17)   (Note 2)
    Cable/Satellite TV -- 1.0%
      Altice Financing SA
       Senior Sec. Notes
       7.50% due 05/15/2026*........................   $ 675,000 $  658,125
      Altice France SA
       Senior Sec. Notes
       8.13% due 02/01/2027*........................     213,000    219,390
      Altice Luxembourg SA
       Company Guar. Notes
       7.63% due 02/15/2025*........................     965,000    879,501
      SFR Group SA
       Senior Sec. Notes
       7.38% due 05/01/2026*........................     550,000    550,000
      UPCB Finance IV, Ltd.
       Senior Sec. Notes
       5.38% due 01/15/2025*........................     475,000    474,406
                                                                 ----------
                                                                  2,781,422
                                                                 ----------
    Cellular Telecom -- 0.3%
      C&W Senior Financing Designated Activity Co.
       Senior Notes
       6.88% due 09/15/2027*........................     467,000    465,833
      Millicom International Cellular SA
       Senior Notes
       6.00% due 03/15/2025.........................     440,000    442,473
      Vodafone Group PLC
       Senior Notes
       4.13% due 05/30/2025.........................      39,000     38,698
                                                                 ----------
                                                                    947,004
                                                                 ----------
    Chemicals-Diversified -- 0.9%
      Braskem Netherlands Finance BV
       Company Guar. Notes
       4.50% due 01/10/2028*........................     209,000    199,324
      Cydsa SAB de CV
       Company Guar. Notes
       6.25% due 10/04/2027.........................     490,000    466,725
      NOVA Chemicals Corp.
       Senior Notes
       5.00% due 05/01/2025*........................     695,000    660,250
      Petkim Petrokimya Holding AS
       Senior Notes
       5.88% due 01/26/2023*........................     470,000    432,400
      Solvay SA
       Senior Notes
       1.63% due 12/02/2022......................... EUR 300,000    364,210
      Trinseo Materials Operating SCA/Trinseo
       Materials Finance, Inc.
       Company Guar. Notes
       5.38% due 09/01/2025*........................     465,000    448,283
                                                                 ----------
                                                                  2,571,192
                                                                 ----------
    Chemicals-Specialty -- 0.1%
      Starfruit Finco BV/Starfruit US Holdco LLC
       Senior Notes
       8.00% due 10/01/2026*........................     309,000    313,635
                                                                 ----------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)


                                                    Principal     Value
                  Security Description              Amount(17)   (Note 2)
      FOREIGN CORPORATE BONDS & NOTES (continued)
      Computers-Memory Devices -- 0.3%
        Seagate HDD Cayman
         Company Guar. Notes
         4.75% due 01/01/2025......................   $ 780,000 $  747,886
                                                                ----------
      Diamonds/Precious Stones -- 0.1%
        Petra Diamonds US Treasury PLC
         Sec. Notes
         7.25% due 05/01/2022......................     260,000    253,500
                                                                ----------
      Diversified Banking Institutions -- 1.1%
        Credit Agricole SA
         Senior Notes
         1.88% due 12/20/2026...................... EUR 200,000    234,086
        HSBC Holdings PLC
         Senior Notes
         4.29% due 09/12/2026......................     200,000    198,035
        Mitsubishi UFJ Financial Group, Inc.
         Senior Notes
         2.67% due 07/25/2022......................     148,000    142,739
        Mizuho Financial Group, Inc.
         Senior Notes
         2.27% due 09/13/2021......................     206,000    198,203
        Mizuho Financial Group, Inc.
         Senior Notes
         3.55% due 03/05/2023......................     304,000    300,279
        Natwest Markets PLC
         Senior Notes
         0.63% due 03/02/2022...................... EUR 150,000    171,702
        Royal Bank of Scotland Group PLC
         Senior Notes
         1.75% due 03/02/2026...................... EUR 175,000    197,807
        Royal Bank of Scotland Group PLC
         Senior Notes
         2.50% due 03/22/2023...................... EUR 185,000    224,897
        Royal Bank of Scotland Group PLC
         Senior Notes
         4.52% due 06/25/2024......................     200,000    199,432
        UBS AG
         Sub. Notes
         4.75% due 02/12/2026...................... EUR 400,000    503,260
        UBS Group Funding Switzerland AG
         Company Guar. Notes
         3.49% due 05/23/2023*.....................     210,000    205,770
        UniCredit SpA
         Sub. Notes
         5.86% due 06/19/2032*.....................     548,000    488,585
        Woori Bank
         Sub. Notes
         5.13% due 08/06/2028......................     200,000    200,997
                                                                ----------
                                                                 3,265,792
                                                                ----------
      Diversified Financial Services -- 0.1%
        GE Capital International Funding Co. ULC
         Company Guar. Notes
         2.34% due 11/15/2020......................     260,000    254,050
                                                                ----------
      Diversified Manufacturing Operations -- 0.1%
        Siemens Financieringsmaatschappij NV
         Company Guar. Notes
         2.88% due 03/10/2028...................... EUR 200,000    268,693
                                                                ----------

                                                  Principal     Value
                 Security Description             Amount(17)   (Note 2)
        Diversified Minerals -- 0.1%
          Anglo American Capital PLC
           Company Guar. Notes
           3.25% due 04/03/2023................. EUR  245,000 $  305,529
                                                              ----------
        Electric-Distribution -- 0.4%
          State Grid Overseas Investment, Ltd.
           Company Guar. Notes
           3.13% due 05/22/2023*................    1,100,000  1,072,157
          State Grid Overseas Investment, Ltd.
           Company Guar. Notes
           4.13% due 05/07/2024*................      200,000    202,377
                                                              ----------
                                                               1,274,534
                                                              ----------
        Electric-Generation -- 0.1%
          Electricite de France SA
           Senior Notes
           1.00% due 10/13/2026................. EUR  200,000    225,914
                                                              ----------
        Electric-Integrated -- 0.6%
          Capex SA
           Senior Notes
           6.88% due 05/15/2024.................      450,000    381,375
          EDP Finance BV
           Senior Notes
           2.00% due 04/22/2025................. EUR  335,000    399,567
          Enel Finance International NV
           Company Guar. Notes
           3.50% due 04/06/2028*................      200,000    176,047
          Enel Finance International NV
           Company Guar. Notes
           3.63% due 05/25/2027*................      225,000    203,786
          Gas Natural Fenosa Finance BV
           Company Guar. Notes
           1.38% due 01/21/2025................. EUR  200,000    235,366
          Iberdrola Finanzas SA
           Company Guar. Notes
           1.00% due 03/07/2025................. EUR  300,000    348,438
                                                              ----------
                                                               1,744,579
                                                              ----------
        Finance-Commercial -- 0.2%
          Unifin Financiera SAB de CV SOFOM
           Company Guar. Notes
           7.25% due 09/27/2023.................      460,000    454,255
                                                              ----------
        Finance-Leasing Companies -- 0.0%
          Aircastle, Ltd.
           Senior Notes
           4.40% due 09/25/2023.................       39,000     39,005
                                                              ----------
        Finance-Other Services -- 0.2%
          Travelport Corporate Finance PLC
           Senior Sec. Notes
           6.00% due 03/15/2026*................      431,000    437,754
                                                              ----------
        Food-Meat Products -- 0.2%
          JBS USA LUX SA/JBS USA Finance, Inc.
           Company Guar. Notes
           5.88% due 07/15/2024*................      632,000    622,520
                                                              ----------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)


                                                 Principal    Value
                  Security Description           Amount(17)  (Note 2)
          FOREIGN CORPORATE BONDS & NOTES (continued)
          Gambling (Non-Hotel) -- 0.3%
            International Game Technology PLC
             Senior Sec. Notes
             6.50% due 02/15/2025*..............   $ 378,000 $392,175
            LHMC Finco SARL
             Senior Sec. Notes
             7.88% due 12/20/2023*..............     590,000  599,735
                                                             --------
                                                              991,910
                                                             --------
          Gold Mining -- 0.0%
            Kinross Gold Corp.
             Company Guar. Notes
             4.50% due 07/15/2027...............      95,000   84,911
                                                             --------
          Insurance-Life/Health -- 0.1%
            Athene Holding, Ltd.
             Senior Notes
             4.13% due 01/12/2028...............     193,000  180,320
                                                             --------
          Insurance-Multi-line -- 0.0%
            XLIT, Ltd.
             Company Guar. Notes
             5.50% due 03/31/2045...............     111,000  116,817
                                                             --------
          Insurance-Property/Casualty -- 0.0%
            Enstar Group, Ltd.
             Senior Notes
             4.50% due 03/10/2022...............      34,000   34,149
                                                             --------
          Internet Application Software -- 0.2%
            Tencent Holdings, Ltd.
             Senior Notes
             3.60% due 01/19/2028*..............     500,000  473,256
                                                             --------
          Machinery-Farming -- 0.1%
            CNH Industrial NV
             Senior Notes
             3.85% due 11/15/2027...............     150,000  141,925
            CNH Industrial NV
             Senior Notes
             4.50% due 08/15/2023...............      77,000   78,186
                                                             --------
                                                              220,111
                                                             --------
          Machinery-Pumps -- 0.0%
            Nvent Finance SARL
             Company Guar. Notes
             4.55% due 04/15/2028*..............      76,000   73,991
                                                             --------
          Medical-Drugs -- 0.5%
            Bausch Health Cos., Inc.
             Company Guar. Notes
             5.88% due 05/15/2023*..............     800,000  780,000
            Bayer Capital Corp BV
             Company Guar. Notes
             1.50% due 06/26/2026............... EUR 100,000  115,647
            Novartis Finance SA
             Company Guar. Notes
             1.63% due 11/09/2026............... EUR 250,000  304,427

                                                     Principal     Value
                 Security Description                Amount(17)   (Note 2)
     Medical-Drugs (continued)
       Shire Acquisitions Investments Ireland DAC
        Company Guar. Notes
        2.88% due 09/23/2023.......................   $  118,000 $  112,376
                                                                 ----------
                                                                  1,312,450
                                                                 ----------
     Metal-Copper -- 0.4%
       First Quantum Minerals, Ltd.
        Company Guar. Notes
        6.50% due 03/01/2024*......................      331,000    302,865
       First Quantum Minerals, Ltd.
        Company Guar. Notes
        7.25% due 04/01/2023*......................      257,000    245,595
       Hudbay Minerals, Inc.
        Company Guar. Notes
        7.25% due 01/15/2023*......................      575,000    590,876
                                                                 ----------
                                                                  1,139,336
                                                                 ----------
     Metal-Diversified -- 0.3%
       Glencore Canada Financial Corp.
        Company Guar. Notes
        7.38% due 05/27/2020....................... GBP  100,000    141,771
       Glencore Finance Europe, Ltd.
        Company Guar. Notes
        1.75% due 03/17/2025....................... EUR  280,000    318,539
       Vedanta Resources PLC
        Senior Notes
        6.13% due 08/09/2024.......................      470,000    436,663
                                                                 ----------
                                                                    896,973
                                                                 ----------
     Non-Ferrous Metals -- 0.5%
       Codelco, Inc.
        Senior Notes
        3.00% due 07/17/2022.......................      200,000    194,557
       Codelco, Inc.
        Senior Notes
        4.50% due 09/16/2025.......................    1,100,000  1,116,665
                                                                 ----------
                                                                  1,311,222
                                                                 ----------
     Oil & Gas Drilling -- 0.6%
       Noble Holding International, Ltd.
        Company Guar. Notes
        7.75% due 01/15/2024.......................      422,000    418,835
       Noble Holding International, Ltd.
        Company Guar. Notes
        7.88% due 02/01/2026*......................      269,000    279,087
       Shelf Drilling Holdings, Ltd.
        Company Guar. Notes
        8.25% due 02/15/2025*......................      600,000    618,750
       Trinidad Drilling, Ltd.
        Company Guar. Notes
        6.63% due 02/15/2025*......................      525,000    519,750
                                                                 ----------
                                                                  1,836,422
                                                                 ----------
     Oil Companies-Exploration & Production -- 1.0%
       Anadarko Finance Co.
        Company Guar. Notes
        7.50% due 05/01/2031.......................       41,000     50,298

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)


                                                    Principal     Value
                 Security Description               Amount(17)   (Note 2)
      FOREIGN CORPORATE BONDS & NOTES (continued)
      Oil Companies-Exploration & Production (continued)
        Medco Platinum Road Pte, Ltd.
         Senior Sec. Notes
         6.75% due 01/30/2025*....................   $  480,000 $  453,164
        MEG Energy Corp.
         Company Guar. Notes
         6.38% due 01/30/2023*....................      509,000    463,190
        MEG Energy Corp.
         Sec. Notes
         6.50% due 01/15/2025*....................      837,000    828,630
        Nostrum Oil & Gas Finance BV
         Company Guar. Notes
         7.00% due 02/16/2025*....................      510,000    448,902
        Sinopec Group Overseas Development 2015,
         Ltd.
         Company Guar. Notes
         2.50% due 04/28/2020.....................      750,000    737,835
                                                                ----------
                                                                 2,982,019
                                                                ----------
      Oil Companies-Integrated -- 2.8%
        BP Capital Markets PLC
         Company Guar. Notes
         2.97% due 02/27/2026..................... EUR  300,000    392,842
        BP Capital Markets PLC
         Company Guar. Notes
         3.25% due 05/06/2022.....................       48,000     47,687
        Cenovus Energy, Inc.
         Senior Notes
         4.25% due 04/15/2027.....................       87,000     84,099
        Eni SpA
         Senior Notes
         4.75% due 09/12/2028*....................      201,000    199,085
        Pertamina Persero PT
         Senior Notes
         4.30% due 05/20/2023.....................    1,650,000  1,636,892
        Pertamina Persero PT
         Senior Notes
         4.88% due 05/03/2022*....................      300,000    306,281
        Petrobras Global Finance BV
         Company Guar. Notes
         6.00% due 01/27/2028.....................      235,000    216,788
        Petroleos del Peru SA
         Senior Notes
         5.63% due 06/19/2047.....................      800,000    795,008
        Petroleos Mexicanos
         Company Guar. Notes
         4.88% due 01/24/2022.....................      500,000    505,750
        Petroleos Mexicanos
         Company Guar. Notes
         6.63% due 06/15/2035.....................    1,400,000  1,390,900
        Petroleos Mexicanos
         Company Guar. Notes
         6.75% due 09/21/2047.....................    1,705,000  1,626,894
        Petronas Capital, Ltd.
         Company Guar. Notes
         7.88% due 05/22/2022.....................      450,000    511,151
        Suncor Energy, Inc.
         Senior Notes
         5.95% due 12/01/2034.....................       48,000     54,971

                                                   Principal     Value
                Security Description               Amount(17)   (Note 2)
      Oil Companies-Integrated (continued)
        YPF SA
         Senior Notes
         6.95% due 07/21/2027....................   $  450,000 $  393,615
                                                               ----------
                                                                8,161,963
                                                               ----------
      Oil-Field Services -- 0.2%
        KCA Deutag UK Finance PLC
         Senior Sec. Notes
         9.88% due 04/01/2022*...................      651,000    647,745
                                                               ----------
      Paper & Related Products -- 0.3%
        Cascades, Inc.
         Company Guar. Notes
         5.50% due 07/15/2022*...................       67,000     67,502
        Cascades, Inc.
         Company Guar. Notes
         5.75% due 07/15/2023*...................      384,000    384,000
        Fibria Overseas Finance, Ltd.
         Company Guar. Notes
         5.50% due 01/17/2027....................      480,000    475,776
                                                               ----------
                                                                  927,278
                                                               ----------
      Printing-Commercial -- 0.2%
        Cimpress NV
         Company Guar. Notes
         7.00% due 06/15/2026*...................      690,000    701,130
                                                               ----------
      Retail-Major Department Stores -- 0.1%
        El Puerto de Liverpool SAB de CV
         Company Guar. Notes
         3.88% due 10/06/2026....................      460,000    428,950
                                                               ----------
      Satellite Telecom -- 0.7%
        Inmarsat Finance PLC
         Company Guar. Notes
         6.50% due 10/01/2024*...................      340,000    345,100
        Intelsat Jackson Holdings SA
         Company Guar. Notes
         5.50% due 08/01/2023....................    1,010,000    930,462
        Intelsat Jackson Holdings SA
         Company Guar. Notes
         8.50% due 10/15/2024*...................      296,000    299,256
        Telesat Canada/Telesat LLC
         Company Guar. Notes
         8.88% due 11/15/2024*...................      425,000    454,750
                                                               ----------
                                                                2,029,568
                                                               ----------
      Special Purpose Entity -- 0.0%
        Hellas Telecommunications Luxembourg II
         SCA
         Sub. Notes
         8.46% due 01/15/2015*+(4)(5)(6)(7)......    1,330,000          0
                                                               ----------
      Telephone-Integrated -- 0.4%
        Orange SA
         Senior Notes
         1.38% due 03/20/2028.................... EUR  100,000    114,712
        Telecom Italia Capital SA
         Company Guar. Notes
         7.72% due 06/04/2038....................      299,000    316,940

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)


                                                Principal     Value
                Security Description            Amount(17)   (Note 2)
        FOREIGN CORPORATE BONDS & NOTES (continued)
        Telephone-Integrated (continued)
          Telefonica Emisiones SAU
           Company Guar. Notes
           2.93% due 10/17/2029............... EUR  300,000 $   370,069
          Telefonica Emisiones SAU
           Company Guar. Notes
           4.67% due 03/06/2038...............      260,000     244,269
                                                            -----------
                                                              1,045,990
                                                            -----------
        Transport-Equipment & Leasing -- 0.1%
          Avolon Holdings Funding, Ltd.
           Company Guar. Notes
           5.13% due 10/01/2023*..............      425,000     429,582
                                                            -----------
        Transport-Marine -- 0.5%
          PT Pelabuhan Indonesia II
           Senior Notes
           4.25% due 05/05/2025*..............      300,000     289,050
          PT Pelabuhan Indonesia II
           Senior Notes
           4.25% due 05/05/2025...............    1,250,000   1,204,375
                                                            -----------
                                                              1,493,425
                                                            -----------
        Transport-Rail -- 1.1%
          Canadian National Railway Co.
           Senior Notes
           2.85% due 12/15/2021...............       56,000      55,227
          Canadian Pacific Railway Co.
           Senior Notes
           6.13% due 09/15/2115...............       93,000     109,846
          Kazakhstan Temir Zholy Finance BV
           Company Guar. Notes
           6.95% due 07/10/2042...............    2,500,000   2,756,250
          Transnet SOC, Ltd.
           Senior Notes
           4.00% due 07/26/2022...............      400,000     375,000
                                                            -----------
                                                              3,296,323
                                                            -----------
        Transport-Services -- 0.2%
          Rumo Luxembourg SARL
           Company Guar. Notes
           7.38% due 02/09/2024...............      440,000     449,526
                                                            -----------
        Total Foreign Corporate Bonds & Notes
           (cost $59,096,786).................               55,827,033
                                                            -----------
        FOREIGN GOVERNMENT OBLIGATIONS -- 17.6%
        Banks-Special Purpose -- 0.1%
          Hungarian Development Bank
           Government Guar. Notes
           6.25% due 10/21/2020...............      400,000     419,142
                                                            -----------
        Central Bank -- 0.5%
          Central Bank of Tunisia
           Senior Notes
           5.75% due 01/30/2025...............    1,500,000   1,320,000
                                                            -----------
        Sovereign -- 17.0%
          Abu Dhabi Government
           Senior Notes
           3.13% due 10/11/2027...............    1,600,000   1,512,000

                                              Principal    Value
                 Security Description         Amount(17)  (Note 2)
            Sovereign (continued)
              Dominican Republic
               Senior Bonds
               5.88% due 04/18/2024.......... $  200,000 $  205,908
              Dominican Republic
               Senior Bonds
               6.85% due 01/27/2045..........  1,250,000  1,265,625
              Dominican Republic
               Senior Bonds
               7.45% due 04/30/2044..........  1,350,000  1,437,750
              Dominican Republic
               Senior Bonds
               8.63% due 04/20/2027..........    350,000    398,125
              Federative Republic of Brazil
               Senior Notes
               8.25% due 01/20/2034..........    300,000    351,750
              Government of Egypt
               Senior Notes
               6.59% due 02/21/2028..........    800,000    764,000
              Government of Egypt
               Senior Notes
               7.50% due 01/31/2027..........    900,000    915,808
              Government of Egypt
               Senior Notes
               8.50% due 01/31/2047..........  1,450,000  1,453,129
              Government of Ukraine
               Senior Notes
               7.38% due 09/25/2032*.........  1,000,000    868,300
              Government of Ukraine
               Senior Notes
               7.75% due 09/01/2027..........  2,200,000  2,043,360
              Kingdom of Jordan
               Senior Notes
               5.75% due 01/31/2027..........    400,000    378,640
              Kingdom of Jordan
               Senior Notes
               5.75% due 01/31/2027*.........    450,000    425,970
              Kingdom of Saudi Arabia
               Senior Notes
               4.00% due 04/17/2025..........  1,200,000  1,200,600
              Kingdom of Saudi Arabia
               Senior Notes
               5.00% due 04/17/2049..........  1,200,000  1,218,000
              Lebanese Republic
               Senior Notes
               6.38% due 03/09/2020..........    375,000    354,037
              Oriental Republic of Uruguay
               Senior Notes
               4.38% due 10/27/2027..........    350,000    356,478
              Republic of Argentina
               Senior Notes
               5.88% due 01/11/2028..........    360,000    284,940
              Republic of Argentina
               Senior Notes
               6.88% due 01/26/2027..........  1,100,000    935,000
              Republic of Argentina
               Senior Notes
               8.28% due 12/31/2033..........  1,752,548  1,581,675

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)


                                           Principal    Value
                 Security Description      Amount(17)  (Note 2)
               FOREIGN GOVERNMENT OBLIGATIONS (continued)
               Sovereign (continued)
                 Republic of Colombia
                  Senior Notes
                  4.00% due 02/26/2024.... $1,200,000 $1,200,000
                 Republic of Colombia
                  Senior Notes
                  4.38% due 07/12/2021....    300,000    305,400
                 Republic of Colombia
                  Senior Notes
                  8.13% due 05/21/2024....    900,000  1,080,000
                 Republic of Croatia
                  Senior Notes
                  6.38% due 03/24/2021....  1,500,000  1,590,000
                 Republic of Ecuador
                  Senior Notes
                  9.63% due 06/02/2027....  1,000,000    988,700
                 Republic of Ecuador
                  Senior Notes
                  9.65% due 12/13/2026*...    700,000    696,990
                 Republic of Ecuador
                  Senior Notes
                  10.75% due 03/28/2022...    500,000    531,250
                 Republic of Guatemala
                  Senior Notes
                  4.88% due 02/13/2028....    560,000    544,600
                 Republic of Honduras
                  Senior Notes
                  6.25% due 01/19/2027....  1,150,000  1,180,302
                 Republic of Hungary
                  Senior Notes
                  5.38% due 02/21/2023....    350,000    370,827
                 Republic of Indonesia
                  Senior Notes
                  3.70% due 01/08/2022....    500,000    496,904
                 Republic of Ivory Coast
                  Senior Notes
                  6.13% due 06/15/2033*...  1,600,000  1,460,512
                 Republic of Lithuania
                  Senior Notes
                  6.63% due 02/01/2022....    200,000    220,230
                 Republic of Lithuania
                  Senior Notes
                  7.38% due 02/11/2020....    550,000    581,328
                 Republic of Nigeria
                  Senior Notes
                  7.14% due 02/23/2030*...    450,000    438,885
                 Republic of Nigeria
                  Senior Notes
                  7.63% due 11/28/2047....    650,000    622,037
                 Republic of Panama
                  Senior Notes
                  3.75% due 03/16/2025....    400,000    398,204
                 Republic of Poland
                  Senior Notes
                  5.13% due 04/21/2021....    700,000    731,892
                 Republic of Senegal
                  Bonds
                  6.25% due 05/23/2033....    800,000    745,128

                                              Principal     Value
                 Security Description         Amount(17)   (Note 2)
            Sovereign (continued)
              Republic of Senegal
               Senior Notes
               6.75% due 03/13/2048*........   $  740,000 $  661,590
              Republic of South Africa
               Senior Notes
               5.65% due 09/27/2047.........      600,000    547,236
              Republic of South Africa
               Senior Notes
               5.88% due 05/30/2022.........      200,000    207,872
              Republic of South Africa
               Senior Notes
               5.88% due 09/16/2025.........      700,000    711,270
              Republic of South Africa
               Senior Notes
               6.25% due 03/08/2041.........      700,000    695,467
              Republic of Sri Lanka
               Senior Notes
               5.75% due 04/18/2023*........    1,000,000    972,951
              Republic of Sri Lanka
               Senior Notes
               6.83% due 07/18/2026*........      265,000    260,136
              Republic of Sri Lanka
               Senior Notes
               6.83% due 07/18/2026.........    1,000,000    981,645
              Republic of Sri Lanka
               Senior Notes
               6.85% due 11/03/2025.........      700,000    690,984
              Republic of the Philippines
               Senior Notes
               4.00% due 01/15/2021.........    1,000,000  1,016,785
              Republic of Turkey
               Senior Notes
               5.75% due 05/11/2047.........      460,000    358,469
              Republic of Turkey
               Senior Notes
               6.63% due 02/17/2045.........      700,000    607,012
              Republic of Turkey
               Senior Notes
               7.00% due 06/05/2020.........    1,500,000  1,514,475
              Russian Federation
               Senior Notes
               4.75% due 05/27/2026.........    1,800,000  1,797,433
              State of Qatar
               Senior Notes
               4.50% due 01/20/2022.........    1,200,000  1,236,240
              State of Qatar
               Senior Notes
               4.50% due 04/23/2028.........    1,200,000  1,234,800
              Sultanate of Oman
               Senior Notes
               4.75% due 06/15/2026.........    1,800,000  1,707,840
              Sultanate of Oman
               Senior Notes
               6.75% due 01/17/2048.........    1,800,000  1,750,716
              United Kingdom Gilt Treasury
               Bonds
               3.50% due 01/22/2045......... GBP   50,000     86,019

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)


                                                  Principal     Value
                Security Description              Amount(17)   (Note 2)
      FOREIGN GOVERNMENT OBLIGATIONS (continued)
      Sovereign (continued)
        United Kingdom Gilt Treasury
         Bonds
         4.50% due 09/07/2034................... GBP  230,000 $   412,006
        United Mexican States
         Senior Bonds
         4.75% due 03/08/2044...................      165,000     157,658
                                                              -----------
                                                               49,742,888
                                                              -----------
      Total Foreign Government Obligations
         (cost $53,465,785).....................               51,482,030
                                                              -----------
      U.S. GOVERNMENT AGENCIES -- 19.4%
      Federal Home Loan Mtg. Corp. -- 6.2%
         2.50% due 01/01/2028...................      204,116     198,295
         2.50% due 04/01/2028...................       67,247      65,328
         2.50% due 03/01/2031...................      114,466     110,422
         2.50% due 11/01/2032...................      817,467     788,516
         3.00% due 07/01/2045...................    2,123,507   2,039,410
         3.00% due 10/01/2045...................      725,522     696,197
         3.00% due 11/01/2046...................    3,050,022   2,923,909
         3.50% due 03/01/2042...................      306,842     304,369
         3.50% due 04/01/2042...................      318,603     316,036
         3.50% due 09/01/2043...................      279,464     277,213
         3.50% due 07/01/2045...................    2,844,733   2,807,715
         3.50% due 11/01/2047...................    1,550,185   1,526,867
         3.50% due 03/01/2048...................    3,833,709   3,782,607
         4.00% due 01/01/2046...................      337,214     342,186
         4.50% due 02/01/2020...................        1,021       1,033
         4.50% due 08/01/2020...................        4,194       4,246
         4.50% due 03/01/2039...................    1,353,114   1,407,162
         4.50% due 12/01/2039...................        6,185       6,443
         5.00% due 02/01/2034...................       19,175      20,348
         5.00% due 05/01/2034...................       29,759      31,676
         5.00% due 11/01/2043...................      195,010     207,093
         5.50% due 05/01/2037...................       45,103      48,604
         6.00% due 03/01/2040...................       35,098      38,832
         6.50% due 02/01/2035...................        6,591       7,292
        Federal Home Loan Mtg. Corp. FRS
         3.99% (6 ML+1.49%)
         due 02/01/2037.........................       10,935      11,257
         4.17% (12 ML+1.89%)
         due 11/01/2037.........................       85,888      90,374
        Federal Home Loan Mtg. Corp. REMIC FRS
         Series 3572, Class JS
         4.64% (6.80% -1 ML)
         due 09/15/2039(1)(8)(9)................      379,579      40,289
        Federal Home Loan Mtg. Corp. REMIC
         Series 1103, Class N
         11.57% due 06/15/2021(1)(8)............          207          12
         Series 4740, Class BA
         3.00% due 09/15/2045(1)................      261,793     255,846
                                                              -----------
                                                               18,349,577
                                                              -----------
      Federal National Mtg. Assoc. -- 12.3%
         2.50% due 12/01/2026...................      466,692     454,313
         2.50% due 08/01/2031...................    1,877,580   1,813,100
         2.50% due 02/01/2032...................      743,177     717,655
         3.00% due 10/01/2027...................      245,158     243,612
         3.00% due 03/01/2030...................    2,115,574   2,097,031

                                                  Principal    Value
                  Security Description            Amount(17)  (Note 2)
        Federal National Mtg. Assoc. (continued)
           3.00% due 10/01/2030.................. $  182,295 $  180,697
           3.00% due 12/01/2042..................    124,499    120,287
           3.00% due 08/01/2046..................  4,081,331  3,912,522
           3.00% due 01/01/2047..................    401,090    384,127
           3.00% due 02/01/2048..................  1,962,029  1,878,939
           3.50% due 08/01/2026..................     79,921     80,371
           3.50% due 08/01/2027..................     54,903     55,212
           3.50% due 10/01/2028..................     31,578     31,870
           3.50% due 03/01/2033..................  1,810,314  1,820,505
           3.50% due 02/01/2043..................    117,950    117,123
           3.50% due 10/01/2045..................    260,093    257,060
           3.50% due 11/01/2045..................    214,947    212,475
           3.50% due 03/01/2046..................  2,503,362  2,469,544
           3.50% due 07/01/2046..................    151,182    149,419
           3.50% due 12/01/2047..................  4,491,698  4,429,177
           3.50% due 04/01/2048..................  1,429,283  1,409,288
           4.00% due 11/01/2025..................    121,969    124,855
           4.00% due 10/01/2043..................    303,508    308,323
           4.00% due 02/01/2045..................  1,622,801  1,651,902
           4.00% due 05/01/2047..................    614,928    621,356
           4.00% due 07/01/2047..................  3,019,033  3,050,440
           4.00% due 08/01/2047..................  2,877,623  2,907,410
           4.00% due 06/01/2048..................    979,614    993,025
           4.50% due 06/01/2019..................      2,514      2,546
           4.50% due 11/01/2022..................     18,783     19,117
           4.50% due 06/01/2023..................     12,802     13,190
           4.50% due 08/01/2045..................  1,701,580  1,783,659
           4.50% due 04/01/2047..................    355,016    366,574
           5.00% due 06/01/2019..................      2,831      2,917
           5.00% due 01/01/2023..................      6,716      6,930
           5.00% due 03/01/2034..................     17,202     18,261
           5.00% due 05/01/2035..................     10,065     10,682
           5.00% due 05/01/2040..................     72,934     77,598
           5.00% due 07/01/2040..................     74,566     79,329
           5.50% due 06/01/2038..................     23,112     24,945
           6.00% due 02/01/2032..................      4,603      4,971
           6.00% due 05/01/2034..................      1,522      1,673
           6.00% due 10/01/2034..................     18,558     20,040
           7.50% due 01/01/2030..................      1,088      1,104
           8.00% due 11/01/2028..................      2,772      2,991
          Federal National Mtg. Assoc. FRS
           3.59% (12 ML+1.76%)
           due 05/01/2040........................     72,452     75,867
           3.64% (12 ML + 1.82%)
           due 10/01/2040........................     19,970     20,841
           3.79% (12 ML + 1.57%)
           due 05/01/2037........................     17,094     17,800
           3.81% (12 ML+1.83%)
           due 10/01/2040........................     43,129     45,271
           3.87% (6 ML + 1.54%)
           due 09/01/2035........................     58,760     60,757
           3.92% (12 ML + 1.66%)
           due 07/01/2039........................     57,416     59,958
           4.12% (1 Yr USTYCR + 2.19%)
           due 10/01/2035........................     68,296     71,761
           4.24% (1 Yr USTYCR + 2.26%)
           due 11/01/2036........................     35,351     37,198

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)


                                                  Principal    Value
                 Security Description             Amount(17)  (Note 2)
       U.S. GOVERNMENT AGENCIES (continued)
       Federal National Mtg. Assoc. (continued)
          4.29% (12 ML + 1.91%)
          due 08/01/2035......................... $   54,406 $    57,323
         Federal National Mtg. Assoc., REMIC
          Series 1989-2, Class D
          8.80% due 01/25/2019(1)................         71          71
          Series 2017-94, Class DA
          3.00% due 06/25/2045(1)................    225,081     219,670
          Series 2018-27, Class EA
          3.00% due 05/25/2048(1)................    386,726     369,403
                                                             -----------
                                                              35,964,085
                                                             -----------
       Government National Mtg. Assoc. -- 0.9%
          4.50% due 10/20/2045...................  1,509,400   1,581,008
          4.50% due 04/20/2047...................    963,935   1,001,441
                                                             -----------
                                                               2,582,449
                                                             -----------
       Total U.S. Government Agencies
          (cost $58,401,855).....................             56,896,111
                                                             -----------
       U.S. GOVERNMENT TREASURIES -- 2.0%
       United States Treasury Bonds -- 0.1%
          3.13% due 05/15/2048...................    100,000      98,668
                                                             -----------
       United States Treasury Notes -- 1.9%
          1.00% due 06/30/2019...................  3,650,000   3,609,080
          1.63% due 07/31/2019...................  1,000,000     992,070
          1.63% due 08/31/2019...................  1,000,000     990,899
          2.13% due 07/31/2024...................     50,000      47,705
                                                             -----------
                                                               5,639,754
                                                             -----------
       Total U.S. Government Treasuries
          (cost $5,748,942)......................              5,738,422
                                                             -----------
       LOANS(14)(15)(16) -- 5.9%
       Auto-Heavy Duty Trucks -- 0.0%
         Navistar Financial Corp. FRS
          BTL-B
          6.00% (1 ML + 3.75%)
          due 08/03/2025.........................     90,583      90,866
                                                             -----------
       Broadcast Services/Program -- 0.1%
         Univision Communications, Inc. FRS
          BTL
          4.99% (1 ML + 2.75%)
          due 03/15/2024.........................    353,070     342,919
                                                             -----------
       Building & Construction Products-Misc. --
        0.1%
         Forterra Finance LLC FRS
          BTL
          5.24% (1 ML + 3.00%)
          due 10/25/2023.........................    382,076     365,169
                                                             -----------
       Building & Construction-Misc. -- 0.1%
         ATS Consolidated, Inc. FRS
          BTL-B
          5.99% (1 ML + 3.75%)
          due 02/28/2025.........................    353,225     354,771
         ATS Consolidated, Inc. FRS
          BTL-B
          coupon TBD
          due 02/28/2025.........................     27,047      27,165
                                                             -----------
                                                                 381,936
                                                             -----------

                                                     Principal   Value
                  Security Description               Amount(17) (Note 2)
       Building Products-Air & Heating -- 0.1%
         Thermasys Corp. FRS
          BTL
          6.33% (3 ML + 4.00%)
          due 05/03/2019............................  $349,964  $311,468
         Thermasys Corp. FRS
          BTL
          8.25% (USFRBPLR + 3.00%)
          due 05/03/2019............................     2,518     2,241
                                                                --------
                                                                 313,709
                                                                --------
       Building Products-Doors & Windows -- 0.1%
         CHI Doors Holding Corp. FRS
          BTL
          5.49% (1 ML + 3.25%)
          due 07/29/2022............................   352,284   353,311
                                                                --------
       Cable/Satellite TV -- 0.3%
         Altice France SA FRS
          BTL-B13
          6.16% (1 ML + 4.00%)
          due 08/14/2026............................   175,000   173,337
         Cogeco Communications USA II LP FRS
          BTL-B
          4.62% (1 ML + 2.38%)
          due 01/03/2025............................    84,788    84,735
         CSC Holdings LLC FRS
          BTL-B
          4.66% (1 ML + 2.50%)
          due 01/25/2026............................   354,113   354,024
         Ziggo Secured Finance FRS
          BTL-E
          4.66% (1 ML + 2.50%)
          due 04/15/2025............................   355,000   348,344
                                                                --------
                                                                 960,440
                                                                --------
       Casino Services -- 0.0%
         Stars Group Holdings BV FRS
          BTL
          5.89% (3 ML + 3.50%)
          due 07/10/2025............................    62,241    62,742
                                                                --------
       Chemicals-Diversified -- 0.0%
         Schenectady International Group, Inc. FRS
          1st Lien
          coupon TBD
          due 08/10/2025............................    48,445    48,384
                                                                --------
       Chemicals-Specialty -- 0.1%
         LTI Holdings, Inc. FRS
          BTL
          coupon TBD
          due 09/06/2025............................    35,621    35,769
         LTI Holdings, Inc. FRS
          2nd Lien
          8.99% (3 ML + 6.75%)
          due 08/10/2026............................     6,322     6,324
         Starfruit Finco BV FRS
          BTL-B
          coupon TBD
          due 09/20/2025............................    70,499    70,782
                                                                --------
                                                                 112,875
                                                                --------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)


                                                  Principal   Value
                  Security Description            Amount(17) (Note 2)
          LOANS(14)(15)(16) (continued)
          Commercial Services-Finance -- 0.1%
            MoneyGram International, Inc. FRS
             BTL-B
             5.64% (3 ML + 3.25%)
             due 03/27/2020...................... $  352,142 $343,338
            Verscend Holding Corp. FRS
             BTL
             6.74% (1 ML + 4.50%)
             due 08/27/2025......................     33,953   34,066
                                                             --------
                                                              377,404
                                                             --------
          Computer Services -- 0.1%
            Alion Science & Tech Corp. FRS
             BTL
             6.74% (1 ML + 4.50%)
             due 08/19/2021......................    180,000  180,825
            Banff Merger Sub, Inc. FRS
             BTL
             coupon TBD
             due 09/01/2025......................    114,981  116,018
                                                             --------
                                                              296,843
                                                             --------
          Computer Software -- 0.2%
            Rackspace Hosting, Inc. FRS
             BTL-B
             5.35% (3 ML + 3.00%)
             due 11/03/2023......................    352,324  347,543
            Vertafore, Inc. FRS
             BTL
             9.49% (1 ML + 7.25%)
             due 07/02/2026......................     42,934   43,135
                                                             --------
                                                              390,678
                                                             --------
          Computers-Integrated Systems -- 0.0%
            Verifone Systems, Inc. FRS
             BTL
             6.32% (3 ML + 4.00%)
             due 08/20/2025......................     82,533   83,028
                                                             --------
          Consulting Services -- 0.0%
            Stiphout Finance LLC FRS
             BTL
             5.24% (1 ML + 3.00%)
             due 10/26/2022......................     32,722   33,009
                                                             --------
          Dialysis Centers -- 0.1%
            U.S. Renal Care, Inc. FRS
             BTL
             6.64% (3 ML + 4.25%)
             due 12/31/2022......................    352,283  343,036
                                                             --------
          E-Commerce/Services -- 0.3%
            RentPath LLC FRS
             2nd Lien
             11.25% (1 ML + 9.00%)
             due 12/17/2022......................  1,062,906  680,260
                                                             --------
          Electronic Components-Misc. -- 0.1%
            AI Ladder Luxembourg Subco SARL FRS
             BTL
             7.02% (3 ML + 4.50%)
             due 07/09/2025......................    193,923  194,650
                                                             --------

                                                     Principal   Value
                   Security Description              Amount(17) (Note 2)
        Finance-Investment Banker/Broker -- 0.1%
          Advisor Group, Inc. FRS
           BTL
           5.91% (1 ML + 3.75%)
           due 08/15/2025...........................  $ 25,747  $ 25,860
          Deerfield Holdings Corp. Acquisition FRS
           BTL
           5.49% (3 ML + 3.25%)
           due 02/13/2025...........................   119,608   119,664
                                                                --------
                                                                 145,524
                                                                --------
        Finance-Other Services -- 0.0%
          Pi US Mergerco, Inc. FRS
           1st Lien
           5.74% (1 ML + 3.50%)
           due 12/20/2024...........................    89,203    88,891
                                                                --------
        Footwear & Related Apparel -- 0.1%
          Calceus Acquisition, Inc. FRS
           BTL
           6.25% (1 ML + 4.00%)
           due 02/01/2020...........................   339,523   337,259
                                                                --------
        Hotels/Motels -- 0.0%
          Marriott Ownership Resorts, Inc . FRS
           BTL-B
           4.49% (1 ML + 2.25%)
           due 08/29/2025...........................    16,356    16,486
                                                                --------
        Insurance Brokers -- 0.2%
          Financial & Risk Holdings, Inc. FRS
           BTL
           coupon TBD
           due 10/01/2025...........................    72,662    72,493
          HUB International, Ltd. FRS
           BTL-B1
           5.34% (3 ML + 3.00%)
           due 04/25/2025...........................    97,191    97,328
          USI, Inc. FRS
           BTL-B
           5.39% (3 ML + 3.00%)
           due 05/16/2024...........................   352,331   352,205
                                                                --------
                                                                 522,026
                                                                --------
        Insurance-Multi-line -- 0.1%
          York Risk Services Holdings Corp. FRS
           BTL
           5.99% (1 ML + 3.75%)
           due 10/01/2021...........................   352,248   340,360
                                                                --------
        Insurance-Property/Casualty -- 0.1%
          Asurion LLC FRS
           BTL-B6
           5.24% (1 ML + 3.00%)
           due 11/03/2023...........................   342,014   344,294
          Asurion LLC FRS
           2nd Lien
           8.74% (1 ML + 6.50%)
           due 08/04/2025...........................     7,101     7,299
                                                                --------
                                                                 351,593
                                                                --------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)


                                                 Principal   Value
                   Security Description          Amount(17) (Note 2)
           LOANS(14)(15)(16) (continued)
           Internet Financial Services -- 0.2%
             Diamond U.S. Holdings LLC FRS
              BTL
              6.24% (1 ML + 4.00%)
              due 12/23/2024....................  $349,886  $350,324
             ION Trading Finance, Ltd. FRS
              BTL
              6.39% (3 ML + 4.00%)
              due 11/21/2024....................   294,990   293,638
                                                            --------
                                                             643,962
                                                            --------
           Leisure Products -- 0.2%
             Hayward Industries, Inc. FRS
              BTL-B
              5.74% (1 ML + 3.50%)
              due 08/05/2024....................   352,331   354,313
             Hayward Industries, Inc. FRS
              BTL-B
              coupon TBD
              due 08/05/2024....................    50,302    50,585
                                                            --------
                                                             404,898
                                                            --------
           Machinery-Electrical -- 0.1%
             Brookfield Wec Holdings, Inc. FRS
              BTL
              5.99% (1 ML + 3.75%)
              due 08/01/2025....................    92,340    93,437
                                                            --------
           Machinery-General Industrial -- 0.2%
             Duravant LLC FRS
              BTL
              5.64% (3 ML + 3.25%)
              due 07/19/2024....................   352,338   347,052
             Waterjet Holdings, Inc. FRS
              BTL
              5.18% (1 ML + 3.00%)
              due 04/21/2025....................    75,564    75,470
             Waterjet Holdings, Inc. FRS
              BTL
              5.31% (3 ML + 3.00%)
              due 04/21/2025....................     9,475     9,463
             Waterjet Holdings, Inc. FRS
              BTL
              5.50% (6 ML + 3.00%)
              due 04/21/2025....................     9,475     9,463
                                                            --------
                                                             441,448
                                                            --------
           Machinery-Pumps -- 0.2%
             STS Operating, Inc. FRS
              1st Lien
              6.49% (1 ML + 4.25%)
              due 12/11/2024....................   182,277   181,821
             Titan Acquisition, Ltd. FRS
              BTL-B
              5.24% (1 ML + 3.00%)
              due 03/28/2025....................   353,225   341,855
                                                            --------
                                                             523,676
                                                            --------

                                                  Principal   Value
                   Security Description           Amount(17) (Note 2)
          Marine Services -- 0.1%
            Drew Marine Group, Inc. FRS
             BTL
             5.47%-5.49% (1 ML + 3.25%)
             due 11/19/2020......................  $253,845  $252,575
                                                             --------
          Medical Products -- 0.0%
            Auris Luxembourg III SARL FRS
             BTL-B
             coupon TBD
             due 07/20/2025......................    19,898    20,134
                                                             --------
          Medical-Drugs -- 0.2%
            Akorn, Inc. FRS
             BTL
             7.00% (1 ML + 4.75%)
             due 04/16/2021......................   355,000   343,463
            Alphabet Holding Co., Inc. FRS
             BTL
             5.74% (1 ML + 3.50%)
             due 09/26/2024......................   141,535   136,581
            Alphabet Holding Co., Inc. FRS
             BTL
             coupon TBD
             due 09/26/2024......................    33,108    31,949
                                                             --------
                                                              511,993
                                                             --------
          Medical-Generic Drugs -- 0.1%
            Alvogen Pharma US, Inc. FRS
             1st Lien
             6.99% (1 ML + 4.75%)
             due 04/02/2022......................   196,287   197,514
                                                             --------
          Medical-HMO -- 0.1%
            MultiPlan, Inc. FRS
             BTL-B
             5.14% (3 ML + 2.75%)
             due 06/07/2023......................   326,530   327,040
                                                             --------
          Medical-Hospitals -- 0.0%
            Envision Healthcare Corp. FRS
             1st Lien
             coupon TBD
             due 09/26/2025......................    83,362    83,154
                                                             --------
          Medical-Nursing Homes -- 0.2%
            Kindred Healthcare, Inc. FRS
             1st Lien
             7.25% (1 ML + 5.00%)
             due 06/19/2025......................   608,027   609,547
                                                             --------
          Metal Processors & Fabrication -- 0.3%
            CIRCOR International, Inc. FRS
             1st Lien
             5.64% (1 ML + 3.50%)
             due 12/11/2024......................   352,338   354,099
            Crosby US Acquisition Corp. FRS
             1st Lien
             5.21% (1 ML + 3.00%)
             due 11/23/2020......................   352,227   348,557

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)


                                                      Principal   Value
                   Security Description               Amount(17) (Note 2)
      LOANS(14)(15)(16) (continued)
      Metal Processors & Fabrication (continued)
        Doncasters Group, Ltd. FRS
         BTL
         5.89% (3 ML + 3.50%)
         due 04/09/2020..............................  $255,591  $237,274
                                                                 --------
                                                                  939,930
                                                                 --------
      Metal-Diversified -- 0.1%
        Unimin Corp. FRS
         BTL
         6.14% (3 ML + 3.75%)
         due 06/01/2025..............................   164,588   154,136
                                                                 --------
      Oil Companies-Exploration & Production -- 0.1%
        Osum Production Corp. FRS
         BTL
         7.89% (3 ML + 5.50%)
         due 07/28/2020(4)...........................   411,783   378,840
                                                                 --------
      Pipelines -- 0.1%
        Medallion Midland Acquisition LLC FRS
         1st Lien
         5.49% (1 ML + 3.25%)
         due 10/30/2024..............................   352,338   349,034
                                                                 --------
      Quarrying -- 0.0%
        US Silica Co. FRS
         BTL-B
         6.25% (1 ML + 4.00%)
         due 05/01/2025..............................    77,542    75,652
                                                                 --------
      Real Estate Management/Services -- 0.0%
        DTZ U. S. Borrower LLC FRS
         BTL
         5.49% (1 ML + 3.25%)
         due 08/21/2025..............................    62,105    62,260
                                                                 --------
      Resort/Theme Parks -- 0.1%
        SW Acquisitions Co., Inc. FRS
         BTL
         5.24% (1 ML + 3.00%)
         due 03/31/2024..............................   352,317   351,437
                                                                 --------
      Retail-Hypermarkets -- 0.1%
        Smart & Final Stores LLC FRS
         BTL
         5.74% (1 ML + 3.50%)
         due 11/15/2022..............................   355,000   347,723
                                                                 --------
      Retail-Major Department Stores -- 0.1%
        Hudson's Bay Co. FRS
         BTL-B
         5.49% (1 ML + 3.25%)
         due 09/30/2022..............................   100,005    97,655
                                                                 --------
      Retail-Petroleum Products -- 0.1%
        EG Dutch Finance Co. FRS
         BTL
         6.39% (3 ML + 4.00%)
         due 02/07/2025..............................   353,225   354,550
                                                                 --------

                                                   Principal   Value
                   Security Description            Amount(17) (Note 2)
          Retail-Sporting Goods -- 0.1%
            Bass Pro Group LLC FRS
             BTL-B
             7.24% (1 ML + 5.00%)
             due 09/25/2024.......................  $352,331  $355,744
                                                              --------
          Soap & Cleaning Preparation -- 0.1%
            Diamond BC BV FRS
             BTL
             5.24% (1 ML + 3.00%)
             due 09/06/2024.......................   352,338   345,071
                                                              --------
          Steel-Producers -- 0.1%
            Helix Acquisition Holdings, Inc. FRS
             1st Lien
             5.89% (3 ML + 3.50%)
             due 09/29/2024.......................   375,229   376,637
                                                              --------
          Storage/Warehousing -- 0.0%
            Moda Midstream LLC FRS
             BTL-B
             coupon TBD
             due 09/26/2025.......................    11,404    11,504
                                                              --------
          Telecom Services -- 0.1%
            GTT Communications, Inc. FRS
             BTL
             4.99% (1 ML + 2.75%)
             due 05/31/2025.......................   164,588   163,070
            West Corp. FRS
             BTL-B1
             5.74% (1 ML + 3.50%)
             due 10/10/2024.......................   167,034   165,603
                                                              --------
                                                               328,673
                                                              --------
          Telephone-Integrated -- 0.2%
            CenturyLink, Inc. FRS
             BTL-B
             4.99% (1 ML + 2.75%)
             due 01/31/2025.......................   352,338   349,842
            TDC A/S FRS
             BTL-B2
             5.84% (3 ML + 3.50%)
             due 05/31/2025.......................   124,502   125,872
                                                              --------
                                                               475,714
                                                              --------
          Theaters -- 0.1%
            Cineworld, Ltd. FRS
             BTL-B
             4.74% (1 ML + 2.50%)
             due 02/28/2025.......................   353,225   352,587
                                                              --------
          Transport-Equipment & Leasing -- 0.1%
            Goodpack, Ltd. FRS
             1st Lien
             6.09% (3 ML + 3.75%)
             due 09/11/2023.......................   179,310   180,356
            Goodpack, Ltd. FRS
             2nd Lien
             9.34% (3 ML + 7.00%)
             due 09/11/2024.......................    25,868    26,062
                                                              --------
                                                               206,418
                                                              --------

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)

                                                  Shares/
                                                 Principal     Value
                 Security Description            Amount(17)   (Note 2)
       LOANS(14)(15)(16) (continued)
       Transport-Truck -- 0.1%
         Pods LLC FRS
          BTL-B4
          4.88% (1 ML + 2.75%)
          due 12/06/2024........................   $ 352,331 $   352,948
                                                             -----------
       Total Loans
          (cost $17,720,994)....................              17,259,289
                                                             -----------
       COMMON STOCKS -- 0.2%
       Television -- 0.2%
         ION Media Networks, Inc.+(4)(5)(10)
          (cost $6).............................         655     550,318
                                                             -----------
       PREFERRED SECURITIES -- 0.1%
       Electric-Distribution -- 0.0%
         Entergy Louisiana LLC
          4.70%.................................       5,200     118,300
                                                             -----------
       Sovereign Agency -- 0.0%
         Federal Home Loan Mtg. Corp.
          Series Z
          8.38%.................................       5,875      31,314
                                                             -----------
       Telecom Services -- 0.1%
         Qwest Corp.
          6.13%.................................       6,225     140,249
                                                             -----------
       Total Preferred Securities
          (cost $376,335).......................                 289,863
                                                             -----------
       PREFERRED SECURITIES/CAPITAL SECURITIES -- 1.8%
       Banks-Commercial -- 0.1%
         Banco Bilbao Vizcaya Argentaria SA
          6.13% due 11/16/2027(11)..............     200,000     179,750
         Cooperatieve Rabobank UA
          11.00% due 06/30/2019*(11)............     152,000     160,436
                                                             -----------
                                                                 340,186
                                                             -----------
       Banks-Money Center -- 0.1%
         BBVA Bancomer SA
          5.13% due 01/18/2033*.................     201,000     182,659
                                                             -----------
       Banks-Super Regional -- 0.1%
         Huntington Bancshares, Inc.
          Series E
          5.70% due 04/15/2023(11)..............      64,000      63,440
         Wells Fargo Capital X
          5.95% due 12/01/2086..................      97,000     103,790
                                                             -----------
                                                                 167,230
                                                             -----------
       Building Societies -- 0.1%
         Nationwide Building Society
          6.88% due 06/20/2019(11).............. GBP 150,000     199,237
                                                             -----------
       Diversified Banking Institutions -- 0.4%
         BAC Capital Trust XIII
          Series F
          4.00% due 10/17/2018(11)..............     266,000     224,770
         Bank of Nova Scotia
          4.65% due 10/12/2022(11)..............     196,000     183,873
         HSBC Holdings PLC
          5.88% due 09/28/2026(11).............. GBP 225,000     293,998

                                                     Principal     Value
                 Security Description                Amount(17)   (Note 2)
    Diversified Banking Institutions (continued)
      HSBC Holdings PLC
       6.00% due 05/22/2027(11).....................   $ 273,000 $  261,875
      JPMorgan Chase & Co.
       Series CC
       4.63% due 11/01/2022(11).....................     161,000    152,167
      JPMorgan Chase & Co.
       Series U
       6.13% due 04/30/2024(11).....................     311,000    322,663
                                                                 ----------
                                                                  1,439,346
                                                                 ----------
    Electric-Generation -- 0.0%
      Engie SA
       4.63% due 01/10/2019(11)..................... GBP 100,000    131,155
                                                                 ----------
    Electric-Integrated -- 0.1%
      Dominion Resources, Inc.
       5.75% due 10/01/2054.........................      79,000     82,211
      Gas Natural Fenosa Finance BV
       3.38% due 04/24/2024(11)..................... EUR 100,000    115,670
                                                                 ----------
                                                                    197,881
                                                                 ----------
    Finance-Investment Banker/Broker -- 0.0%
      Lehman Brothers Holdings Capital Trust VII
       Escrow Security
       0.00%+(4)(5).................................     222,000         22
                                                                 ----------
    Finance-Other Services -- 0.1%
      National Rural Utilities Cooperative Finance
       Corp.
       4.75% due 04/30/2043.........................     236,000    237,655
                                                                 ----------
    Food-Dairy Products -- 0.1%
      Land O'Lakes Capital Trust I
       7.45% due 03/15/2028*........................     328,000    356,700
                                                                 ----------
    Gas-Distribution -- 0.1%
      Centrica PLC
       3.00% due 04/10/2076......................... EUR 225,000    267,130
                                                                 ----------
    Insurance-Life/Health -- 0.1%
      Aviva PLC
       6.13% due 07/05/2043......................... EUR 215,000    290,762
      Hanwha Life Insurance Co., Ltd.
       4.70% due 04/23/2048*........................     250,000    237,817
      Prudential Financial, Inc.
       4.50% due 09/15/2047.........................      72,000     66,420
                                                                 ----------
                                                                    594,999
                                                                 ----------
    Insurance-Multi-line -- 0.1%
      Assurant, Inc.
       7.00% due 03/27/2048.........................     147,000    149,205
                                                                 ----------
    Pipelines -- 0.1%
      Energy Transfer Partners LP
       6.25% due 02/15/2023(11).....................      75,000     72,188
      EnLink Midstream Partners LP
       6.00% due 12/15/2022(11).....................      67,000     60,572
      Enterprise Products Operating LLC
       5.25% due 08/16/2077.........................      49,000     45,663
      TransCanada Trust
       5.30% due 03/15/2077.........................      86,000     81,807

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)


                                                   Principal       Value
               Security Description                Amount(17)     (Note 2)
   PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
   Pipelines (continued)
     TransCanada Trust
      5.63% due 05/20/2075.......................   $   72,000  $     70,561
                                                                ------------
                                                                     330,791
                                                                ------------
   Telephone-Integrated -- 0.1%
     Orange SA
      5.25% due 02/07/2024(11)................... EUR  140,000       182,464
                                                                ------------
   Tools-Hand Held -- 0.1%
     Stanley Black & Decker, Inc.
      5.75% due 12/15/2053.......................      272,000       275,400
                                                                ------------
   Water -- 0.1%
     Suez
      3.00% due 06/23/2020(11)................... EUR  300,000       360,070
                                                                ------------
   Total Preferred Securities/Capital Securities
      (cost $5,500,126)..........................                  5,412,130
                                                                ------------
   Total Long-Term Investment Securities
      (cost $295,214,994)........................                286,692,654
                                                                ------------
   SHORT-TERM INVESTMENT SECURITIES -- 1.4%
   Registered Investment Companies -- 1.4%
     State Street Institutional U.S. Government
      Money Market Fund, Premier Class
      1.97%(12)
      (cost $4,028,601)..........................    4,028,601     4,028,601
                                                                ------------
   TOTAL INVESTMENTS
      (cost $299,243,595)(13)....................         99.5%  290,721,255
   Other assets less liabilities.................          0.5     2,344,855
                                                  ------------  ------------
   NET ASSETS                                            100.0% $293,066,110
                                                  ============  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At September 30, 2018, the aggregate value of these securities was $73,454,604 representing 25.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
+    Non-income producing security
(1)  Collateralized Mortgage Obligation
(2) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)  Commercial Mortgage Backed Security
(4)  Securities classified as Level 3 (see Note 2).
(5) Illiquid security. At September 30, 2018, the aggregate value of these securities was $558,914 representing 0.2% of net assets.
(6)  Company has filed for bankruptcy protection.
(7)  Security in default of interest and principal at maturity.
(8)  Interest Only
(9) Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at September 30, 2018.
(10) Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note
     2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2018, the Fund held the following restricted securities:

                                                                Value   % of
                       Acquisition        Acquisition            Per    Net
  Description             Date     Shares    Cost      Value    Share  Assets
  -----------          ----------- ------ ----------- -------- ------- ------
  Common Stocks
  ION Media Networks,
   Inc................ 12/16/2016   655      $6.00    $550,318 $840.18  0.19%
                                    ===      =====    ========          ====

(11) Perpetual maturity -- maturity date reflects the next call date.
(12) The rate shown is the 7-day yield as of September 30, 2018.
(13) See Note 5 for cost of investments on a tax basis.
(14) Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(15) The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(16) All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(17) Denominated in United States dollars unless otherwise indicated.
BTL --Bank Term Loan
REMIC --Real Estate Mortgage Investment Conduit
TBD --Senior loan purchased on a when issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.
ULC --Unlimited Liability Corp.
FRS --Floating Rate Security
VRS --Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

        AIG Strategic Bond Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)


Currency Legend
EUR --Euro Currency
GBP --Pound Sterling

Index Legend
1    ML -- 1 Month USD LIBOR
1    Yr USTYCR -- 1 Year US Treasury Yield Curve Rate
3    ML -- 3 Month USD LIBOR
6    ML -- 6 Month USD LIBOR
12   ML -- 12 Month USD LIBOR
USFRBPLR --US Federal Reserve Bank Prime Loan Rate

Forward Foreign Currency Contracts

                          Contract to   In Exchange    Delivery   Unrealized   Unrealized
   Counterparty             Deliver         For          Date    Appreciation Depreciation
------------------------------------------------------------------------------------------
JPMorgan Chase Bank N.A  EUR 5,255,000 USD  6,175,410 10/25/2018   $ 63,129     $    --
                         EUR 6,570,000 USD  7,767,875 11/29/2018    105,066          --
                         GBP   995,000 USD  1,310,735 10/25/2018     12,532          --
                         USD   895,023 EUR    764,700 10/25/2018         --      (5,573)
                         USD   211,347 EUR    180,000 11/29/2018         --      (1,407)
                                                                   --------     -------
         Net Unrealized Appreciation/(Depreciation)....             180,727      (6,980)
                                                                   ========     =======

--------
EUR --Euro Currency
GBP --Pound Sterling
USD --United States Dollar

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2018 (see Note 2):

                                          Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                              Quoted Prices     Observable Inputs  Unobservable Inputs      Total
                                          --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
Asset Backed Securities..................      $       --         $  3,031,731           $     --           3,031,731
U.S. Corporate Bonds & Notes:
  Airlines...............................              --                   --             24,634              24,634
  Finance-Investment Banker/Broker.......              --              814,961                 64             815,025
  Gambling (Non-Hotel)...................              --              882,187              8,510             890,697
  Rubber/Plastic Products................              --                   --                  0                   0
  Other Industries.......................              --           88,475,371                 --          88,475,371
Foreign Corporate Bonds & Notes:
  Special Purpose Entity.................              --                   --                  0                   0
  Other Industries.......................              --           55,827,033                 --          55,827,033
Foreign Government Obligations...........              --           51,482,030                 --          51,482,030
U.S. Government Agencies.................              --           56,896,111                 --          56,896,111
U.S. Government Treasuries...............              --            5,738,422                 --           5,738,422
Loans:
  Oil Companies-Exploration & Production.              --                   --            378,840             378,840
  Other Industries.......................              --           16,880,449                 --          16,880,449
Common Stocks............................              --                   --            550,318             550,318
Preferred Securities.....................         289,863                   --                 --             289,863
Preferred Securities/Capital Securities:
  Finance-Investment Banker/Broker.......              --                   --                 22                  22
  Other Industries.......................              --            5,412,108                 --           5,412,108
Short-Term Investment Securities.........       4,028,601                   --                 --           4,028,601
                                               ----------         ------------           --------        ------------
Total Investments at Value...............      $4,318,464         $285,440,403           $962,388         290,721,255
                                               ==========         ============           ========        ============
Other Financial Instruments:+
Forward Foreign Currency Contracts.......      $       --         $    180,727           $     --        $    180,727
                                               ==========         ============           ========        ============

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts.......      $       --         $      6,980           $     --        $      6,980
                                               ==========         ============           ========        ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.
+ Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

        AIG Flexible Credit Fund
        PORTFOLIO PROFILE -- September 30, 2018 -- (unaudited)

Industry Allocation*

                  Oil Companies-Exploration & Production. 4.4%
                  Cable/Satellite TV..................... 3.8
                  Medical-Hospitals...................... 3.2
                  Chemicals-Specialty.................... 2.5
                  Telephone-Integrated................... 2.2
                  Casino Hotels.......................... 2.1
                  Hotels/Motels.......................... 2.0
                  Diversified Financial Services......... 2.0
                  Auto/Truck Parts & Equipment-Original.. 1.9
                  Pipelines.............................. 1.8
                  Medical Labs & Testing Services........ 1.8
                  Computer Services...................... 1.7
                  Broadcast Services/Program............. 1.7
                  Building-Residential/Commercial........ 1.7
                  Registered Investment Companies........ 1.7
                  Containers-Metal/Glass................. 1.7
                  Real Estate Investment Trusts.......... 1.7
                  Medical-Drugs.......................... 1.6
                  Enterprise Software/Service............ 1.5
                  Oil-Field Services..................... 1.4
                  Food-Misc./Diversified................. 1.4
                  Applications Software.................. 1.3
                  Building & Construction Products-Misc.. 1.2
                  Gambling (Non-Hotel)................... 1.2
                  Finance-Commercial..................... 1.2
                  Finance-Consumer Loans................. 1.2
                  Computer Software...................... 1.2
                  Schools................................ 1.2
                  Oil & Gas Drilling..................... 1.1
                  Telecom Services....................... 1.1
                  Finance-Mortgage Loan/Banker........... 1.1
                  Cellular Telecom....................... 1.0
                  Containers-Paper/Plastic............... 1.0
                  Aerospace/Defense-Equipment............ 1.0
                  Distribution/Wholesale................. 1.0
                  Auto-Heavy Duty Trucks................. 1.0
                  Theaters............................... 0.9
                  Soap & Cleaning Preparation............ 0.9
                  Machinery-General Industrial........... 0.8
                  Investment Companies................... 0.8
                  Commercial Services.................... 0.8
                  Food-Retail............................ 0.8
                  Machinery-Electrical................... 0.7
                  Electric-Generation.................... 0.7
                  Diagnostic Equipment................... 0.7
                  Casino Services........................ 0.7
                  Commercial Services-Finance............ 0.7
                  Machinery-Pumps........................ 0.7
                  Independent Power Producers............ 0.7
                  Medical-HMO............................ 0.6
                  Chemicals-Diversified.................. 0.6
                  Security Services...................... 0.6
                  Rubber/Plastic Products................ 0.6
                  Insurance-Property/Casualty............ 0.6
                  Housewares............................. 0.6
                  Retail-Building Products............... 0.6
                  Cosmetics & Toiletries................. 0.6
                  Building Products-Cement............... 0.6
                  Data Processing/Management............. 0.6
                  Diagnostic Kits........................ 0.6
                  Building-Heavy Construction............ 0.5

                 Medical-Generic Drugs................... 0.5%
                 Metal-Diversified....................... 0.5
                 Publishing-Periodicals.................. 0.5
                 Medical Products........................ 0.5
                 Motion Pictures & Services.............. 0.5
                 Dialysis Centers........................ 0.5
                 Banks-Super Regional.................... 0.5
                 Consulting Services..................... 0.5
                 Private Equity.......................... 0.5
                 Food-Dairy Products..................... 0.5
                 Medical Information Systems............. 0.5
                 Food-Meat Products...................... 0.5
                 Television.............................. 0.5
                 Pharmacy Services....................... 0.4
                 Non-Hazardous Waste Disposal............ 0.4
                 Paper & Related Products................ 0.4
                 Oil Refining & Marketing................ 0.4
                 Steel-Producers......................... 0.4
                 Retail-Major Department Stores.......... 0.4
                 Human Resources......................... 0.4
                 Veterinary Diagnostics.................. 0.4
                 Computers-Integrated Systems............ 0.4
                 Disposable Medical Products............. 0.4
                 Electric-Integrated..................... 0.4
                 Aerospace/Defense....................... 0.4
                 Finance-Credit Card..................... 0.4
                 Retail-Sporting Goods................... 0.4
                 Publishing-Books........................ 0.3
                 Energy-Alternate Sources................ 0.3
                 Bicycle Manufacturing................... 0.3
                 Finance-Auto Loans...................... 0.3
                 Consumer Products-Misc.................. 0.3
                 E-Commerce/Products..................... 0.3
                 Educational Software.................... 0.3
                 Vitamins & Nutrition Products........... 0.3
                 Coal.................................... 0.3
                 Printing-Commercial..................... 0.3
                 Instruments-Controls.................... 0.3
                 Retail-Convenience Store................ 0.3
                 Telecommunication Equipment............. 0.3
                 Food-Baking............................. 0.3
                 Retail-Propane Distribution............. 0.3
                 Building & Construction-Misc............ 0.3
                 E-Commerce/Services..................... 0.3
                 Appliances.............................. 0.3
                 Cruise Lines............................ 0.3
                 Advertising Services.................... 0.3
                 Retail-Vitamins & Nutrition Supplements. 0.3
                 Direct Marketing........................ 0.3
                 Retail-Restaurants...................... 0.3
                 Retail-Bedding.......................... 0.2
                 Retail-Misc./Diversified................ 0.2
                 Finance-Other Services.................. 0.2
                 Athletic Equipment...................... 0.2
                 Transport-Services...................... 0.2
                 Diversified Banking Institutions........ 0.2
                 Racetracks.............................. 0.2
                 Transport-Marine........................ 0.2
                 Internet Gambling....................... 0.2
                 Specified Purpose Acquisitions.......... 0.2

        AIG Flexible Credit Fund
        PORTFOLIO PROFILE -- September 30, 2018 -- (unaudited) (continued)

Industry Allocation* (continued)

                 Diversified Minerals...................   0.2%
                 Transport-Equipment & Leasing..........   0.2
                 Internet Connectivity Services.........   0.2
                 Resorts/Theme Parks....................   0.2
                 Machinery-Construction & Mining........   0.2
                 Retail-Automobile......................   0.2
                 Batteries/Battery Systems..............   0.2
                 Insurance-Multi-line...................   0.1
                 Apparel Manufacturers..................   0.1
                 Real Estate Operations & Development...   0.1
                 Gas-Distribution.......................   0.1
                 Retail-Pet Food & Supplies.............   0.1
                 Diversified Manufacturing Operations...   0.1
                 Medical Instruments....................   0.1
                 Wireless Equipment.....................   0.1
                 Pollution Control......................   0.1
                 Investment Management/Advisor Services.   0.1
                 Medical-Outpatient/Home Medical........   0.1
                 Metal Processors & Fabrication.........   0.1
                 Recycling..............................   0.1
                 Research & Development.................   0.1
                 Storage/Warehousing....................   0.1
                 Cellular Telecom.......................   0.1
                                                         -----
                                                         101.6%
                                                         =====

Credit Quality+#

                               Aaa........   1.0%
                               Baa........   2.2
                               Ba.........  23.0
                               B..........  53.7
                               Caa........  15.1
                               Not Rated@.   5.0
                                           -----
                                           100.0%
                                           =====

--------
*Calculated as a percentage of net assets
+Source: Moody's
#Calculated as a percentage of total debt issues, excluding short-term securities.
@Represents debt issues that either have no rating, or the rating is unavailable from the data source.

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)


                                                   Principal    Value
                  Security Description              Amount     (Note 2)
        ASSET BACKED SECURITIES -- 2.0%
        Diversified Financial Services -- 2.0%
          BBCMS Mtg. Trust FRS
           Series 2018-TALL, Class A
           2.88% (1 ML + 0.72%)
           due 03/15/2037*(1)..................... $3,500,000 $3,497,809
          Home Equity Loan Trust VRS
           Series 2007-HSA3, Class AI4
           6.11% due 06/25/2037(2)................    414,201    414,041
          Sofi Consumer Loan Program Trust
           Series 2018-3, Class A1
           3.20% due 08/25/2027*..................  3,241,123  3,240,574
                                                              ----------
        Total Asset Backed Securities
           (cost $7,149,211)......................             7,152,424
                                                              ----------
        U.S. CORPORATE BONDS & NOTES -- 34.1%
        Aerospace/Defense-Equipment -- 0.3%
          TransDigm, Inc.
           Company Guar. Notes
           6.50% due 07/15/2024...................    380,000    389,310
          TransDigm, Inc.
           Company Guar. Notes
           6.50% due 05/15/2025...................    600,000    611,250
                                                              ----------
                                                               1,000,560
                                                              ----------
        Apparel Manufacturers -- 0.1%
          Under Armour, Inc.
           Senior Notes
           3.25% due 06/15/2026...................    591,000    520,832
                                                              ----------
        Applications Software -- 0.3%
          CDK Global, Inc.
           Senior Notes
           5.88% due 06/15/2026...................    945,000    973,709
                                                              ----------
        Athletic Equipment -- 0.2%
          Vista Outdoor, Inc.
           Company Guar. Notes
           5.88% due 10/01/2023...................    810,000    793,800
                                                              ----------
        Auto-Heavy Duty Trucks -- 0.3%
          Navistar International Corp.
           Company Guar. Notes
           6.63% due 11/01/2025*..................  1,050,000  1,092,000
                                                              ----------
        Broadcast Services/Program -- 0.8%
          Clear Channel Worldwide Holdings, Inc.
           Company Guar. Notes
           7.63% due 03/15/2020...................  1,680,000  1,684,200
          iHeartCommunications, Inc.
           Senior Sec. Notes
           9.00% due 12/15/2019+(3)(4)............    690,000    519,225
          Univision Communications, Inc.
           Senior Sec. Notes
           5.13% due 05/15/2023*..................    740,000    706,700
                                                              ----------
                                                               2,910,125
                                                              ----------
        Building & Construction-Misc. -- 0.3%
          Frontdoor, Inc.
           Senior Notes
           6.75% due 08/15/2026*..................    150,000    154,500

                                                      Principal    Value
                  Security Description                 Amount     (Note 2)
     Building & Construction-Misc. (continued)
       Weekley Homes LLC/Weekley Finance Corp.
        Senior Notes
        6.63% due 08/15/2025......................... $  900,000 $  857,250
                                                                 ----------
                                                                  1,011,750
                                                                 ----------
     Building-Heavy Construction -- 0.1%
       New Enterprise Stone & Lime Co., Inc.
        Senior Notes
        10.13% due 04/01/2022*.......................    375,000    401,484
                                                                 ----------
     Building-Residential/Commercial -- 1.7%
       Beazer Homes USA, Inc.
        Company Guar. Notes
        5.88% due 10/15/2027.........................    560,000    476,000
       Beazer Homes USA, Inc.
        Company Guar. Notes
        6.75% due 03/15/2025.........................    720,000    666,756
       Lennar Corp.
        Company Guar. Notes
        5.25% due 06/01/2026.........................    815,000    807,869
       M/I Homes, Inc.
        Company Guar. Notes
        5.63% due 08/01/2025.........................    730,000    686,200
       MDC Holdings, Inc.
        Company Guar. Notes
        5.50% due 01/15/2024.........................    700,000    698,250
       PulteGroup, Inc.
        Company Guar. Notes
        5.50% due 03/01/2026.........................    660,000    656,700
       TRI Pointe Group Inc./TRI Pointe Homes Inc.
        Company Guar. Notes
        5.88% due 06/15/2024.........................  1,475,000  1,463,937
       William Lyon Homes, Inc.
        Company Guar. Notes
        6.00% due 09/01/2023.........................    700,000    675,500
                                                                 ----------
                                                                  6,131,212
                                                                 ----------
     Cable/Satellite TV -- 2.0%
       Altice US Finance I Corp.
        Senior Sec. Notes
        5.38% due 07/15/2023*........................    630,000    637,088
       Cablevision Systems Corp.
        Senior Notes
        5.88% due 09/15/2022.........................  1,255,000  1,279,316
       CCO Holdings LLC/CCO Holdings Capital Corp.
        Senior Notes
        5.13% due 05/01/2027*........................    825,000    781,687
       Cequel Communications Holdings I LLC/Cequel
        Capital Corp.
        Senior Notes
        7.50% due 04/01/2028*........................    585,000    613,519
       Charter Communications Operating LLC/Charter
        Communications Operating Capital
        Senior Sec. Notes
        4.50% due 02/01/2024.........................  1,675,000  1,685,266
       DISH DBS Corp.
        Company Guar. Notes
        5.00% due 03/15/2023.........................  1,465,000  1,329,487

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)


                                                        Principal    Value
                 Security Description                    Amount     (Note 2)
  U.S. CORPORATE BONDS & NOTES (continued)
  Cable/Satellite TV (continued)
    DISH DBS Corp.
     Company Guar. Notes
     7.75% due 07/01/2026.............................. $  340,000 $  320,722
    Radiate Holdco LLC/Radiate Finance, Inc.
     Senior Notes
     6.63% due 02/15/2025*.............................    590,000    551,650
    Radiate Holdco LLC/Radiate Finance, Inc.
     Senior Notes
     6.88% due 02/15/2023*.............................    100,000     96,250
                                                                   ----------
                                                                    7,294,985
                                                                   ----------
  Casino Hotels -- 0.8%
    Boyd Gaming Corp.
     Company Guar. Notes
     6.00% due 08/15/2026..............................    260,000    261,950
    Boyd Gaming Corp.
     Company Guar. Notes
     6.38% due 04/01/2026..............................  1,615,000  1,661,431
    MGM Resorts International
     Company Guar. Notes
     5.75% due 06/15/2025..............................    780,000    782,925
                                                                   ----------
                                                                    2,706,306
                                                                   ----------
  Cellular Telecom -- 1.0%
    Sprint Corp.
     Company Guar. Notes
     7.88% due 09/15/2023..............................  1,475,000  1,591,156
    Sprint Nextel Corp.
     Senior Notes
     6.00% due 11/15/2022..............................    750,000    765,000
    T-Mobile USA, Inc.
     Company Guar. Notes
     4.50% due 02/01/2026..............................  1,445,000  1,379,065
                                                                   ----------
                                                                    3,735,221
                                                                   ----------
  Chemicals-Diversified -- 0.2%
    Hexion, Inc.
     Senior Sec. Notes
     10.38% due 02/01/2022*............................    495,000    481,387
    Hexion, Inc.
     Sec. Notes
     13.75% due 02/01/2022*............................    395,000    342,663
                                                                   ----------
                                                                      824,050
                                                                   ----------
  Chemicals-Specialty -- 0.7%
    Cornerstone Chemical Co.
     Senior Sec. Notes
     6.75% due 08/15/2024*.............................    795,000    796,169
    Kraton Polymers LLC/Kraton Polymers Capital Corp.
     Company Guar. Notes
     7.00% due 04/15/2025*.............................    535,000    549,712
    Platform Specialty Products Corp.
     Company Guar. Notes
     5.88% due 12/01/2025*.............................  1,000,000    986,770
                                                                   ----------
                                                                    2,332,651
                                                                   ----------

                                                     Principal    Value
                  Security Description                Amount     (Note 2)
      Commercial Services -- 0.2%
        ServiceMaster Co. LLC
         Company Guar. Notes
         5.13% due 11/15/2024*...................... $  620,000 $  610,700
                                                                ----------
      Computer Services -- 0.6%
        Banff Merger Sub, Inc.
         Senior Notes
         9.75% due 09/01/2026*......................    530,000    537,685
        Exela Intermediate LLC/Exela Finance, Inc.
         Senior Sec. Notes
         10.00% due 07/15/2023*.....................    980,000  1,043,700
        West Corp.
         Company Guar. Notes
         8.50% due 10/15/2025*......................    640,000    587,200
                                                                ----------
                                                                 2,168,585
                                                                ----------
      Computers-Integrated Systems -- 0.1%
        Everi Payments, Inc.
         Company Guar. Notes
         7.50% due 12/15/2025*......................    250,000    252,500
                                                                ----------
      Consumer Products-Misc. -- 0.3%
        Prestige Brands, Inc.
         Company Guar. Notes
         6.38% due 03/01/2024*......................  1,150,000  1,162,937
                                                                ----------
      Containers-Metal/Glass -- 0.2%
        Owens-Brockway Glass Container, Inc.
         Company Guar. Notes
         6.38% due 08/15/2025*......................    665,000    683,288
                                                                ----------
      Diagnostic Equipment -- 0.7%
        Avantor, Inc.
         Senior Sec. Notes
         6.00% due 10/01/2024*......................  1,155,000  1,172,325
        Avantor, Inc.
         Senior Notes
         9.00% due 10/01/2025*......................    735,000    758,887
        Ortho-Clinical Diagnostics, Inc.
         Senior Notes
         6.63% due 05/15/2022*......................    525,000    512,925
                                                                ----------
                                                                 2,444,137
                                                                ----------
      Dialysis Centers -- 0.2%
        DaVita HealthCare Partners, Inc.
         Company Guar. Notes
         5.13% due 07/15/2024.......................    635,000    612,775
                                                                ----------
      Disposable Medical Products -- 0.2%
        Sotera Health Holdings LLC
         Senior Notes
         6.50% due 05/15/2023*......................    715,000    736,450
                                                                ----------
      Diversified Manufacturing Operations -- 0.1%
        LSB Industries, Inc.
         Senior Sec. Notes
         9.63% due 05/01/2023*......................    475,000    497,563
                                                                ----------
      Electric-Generation -- 0.1%
        Vistra Operations Co LLC
         Company Guar. Notes
         5.50% due 09/01/2026*......................    280,000    283,150
                                                                ----------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)


                                                      Principal    Value
                  Security Description                 Amount     (Note 2)
     U.S. CORPORATE BONDS & NOTES (continued)
     Electric-Integrated -- 0.0%
       Texas Competitive Electric Holdings Co. LLC/
        TCEH Finance, Inc.
        Escrow Notes
        11.50% due 10/01/2020+(5).................... $1,667,835 $    5,837
                                                                 ----------
     Energy-Alternate Sources -- 0.3%
       TerraForm Power Operating LLC
        Company Guar. Notes
        4.25% due 01/31/2023*........................    650,000    635,375
       TerraForm Power Operating LLC
        Company Guar. Notes
        5.00% due 01/31/2028*........................    590,000    548,700
                                                                 ----------
                                                                  1,184,075
                                                                 ----------
     Enterprise Software/Service -- 0.2%
       Infor US, Inc.
        Company Guar. Notes
        6.50% due 05/15/2022.........................    665,000    674,011
                                                                 ----------
     Finance-Consumer Loans -- 1.2%
       Navient Corp.
        Senior Notes
        6.50% due 06/15/2022.........................  1,007,000  1,046,505
       Navient Corp.
        Senior Notes
        6.75% due 06/25/2025.........................    850,000    853,187
       Navient Corp.
        Senior Notes
        7.25% due 09/25/2023.........................    310,000    328,600
       Springleaf Finance Corp.
        Company Guar. Notes
        6.13% due 05/15/2022.........................  1,040,000  1,072,500
       Springleaf Finance Corp.
        Company Guar. Notes
        6.88% due 03/15/2025.........................    455,000    453,863
       Springleaf Finance Corp.
        Company Guar. Notes
        7.13% due 03/15/2026.........................    390,000    388,050
                                                                 ----------
                                                                  4,142,705
                                                                 ----------
     Finance-Mortgage Loan/Banker -- 0.5%
       Ladder Capital Finance Holdings LLLP/Ladder
        Capital Finance Corp.
        Company Guar. Notes
        5.88% due 08/01/2021*........................  1,235,000  1,251,981
       Nationstar Mtg. LLC/Nationstar Capital Corp.
        Company Guar. Notes
        6.50% due 07/01/2021.........................    350,000    350,420
                                                                 ----------
                                                                  1,602,401
                                                                 ----------
     Finance-Other Services -- 0.2%
       Tempo Acquisition LLC/Tempo Acquisition
        Finance Corp.
        Senior Notes
        6.75% due 06/01/2025*........................    885,000    860,663
                                                                 ----------
     Food-Misc./Diversified -- 0.8%
       Dole Food Co., Inc.
        Senior Sec. Notes
        7.25% due 06/15/2025*........................  1,250,000  1,218,750

                                                      Principal    Value
                 Security Description                  Amount     (Note 2)
    Food-Misc./Diversified (continued)
      Matterhorn Merger Sub LLC/Matterhorn
       Finance Sub, Inc.
       Senior Notes
       8.50% due 06/01/2026*......................... $  580,000 $  564,050
      Post Holdings, Inc.
       Company Guar. Notes
       5.00% due 08/15/2026*.........................    435,000    411,314
      Post Holdings, Inc.
       Company Guar. Notes
       5.50% due 03/01/2025*.........................    590,000    585,575
                                                                 ----------
                                                                  2,779,689
                                                                 ----------
    Food-Retail -- 0.4%
      Albertsons Cos. LLC/Safeway, Inc./New
       Albertson's, Inc./Albertson's LLC
       Company Guar. Notes
       5.75% due 03/15/2025..........................    705,000    634,500
      Safeway, Inc.
       Senior Notes
       7.25% due 02/01/2031..........................    680,000    647,700
                                                                 ----------
                                                                  1,282,200
                                                                 ----------
    Gambling (Non-Hotel) -- 0.9%
      Caesars Resort Collection LLC/CRC Finco, Inc.
       Company Guar. Notes
       5.25% due 10/15/2025*.........................  1,160,000  1,104,900
      Delta Merger Sub, Inc.
       Senior Notes
       6.00% due 09/15/2026*.........................    455,000    460,688
      Downstream Development Authority of the
       Quapaw Tribe of Oklahoma
       Senior Sec. Notes
       10.50% due 02/15/2023*........................    485,000    495,912
      Pinnacle Entertainment, Inc.
       Senior Notes
       5.63% due 05/01/2024..........................    715,000    755,219
      Scientific Games International, Inc.
       Company Guar. Notes
       6.63% due 05/15/2021..........................    440,000    437,800
                                                                 ----------
                                                                  3,254,519
                                                                 ----------
    Gas-Distribution -- 0.1%
      AmeriGas Partners LP/AmeriGas Finance Corp.
       Senior Notes
       5.50% due 05/20/2025..........................    510,000    501,075
                                                                 ----------
    Hotels/Motels -- 0.5%
      Hilton Domestic Operating Co., Inc.
       Company Guar. Notes
       5.13% due 05/01/2026*.........................    460,000    457,700
      Marriott Ownership Resorts, Inc.
       Company Guar. Notes
       6.50% due 09/15/2026*.........................  1,415,000  1,452,356
                                                                 ----------
                                                                  1,910,056
                                                                 ----------
    Housewares -- 0.2%
      American Greetings Corp.
       Company Guar. Notes
       8.75% due 04/15/2025*.........................    715,000    679,250
                                                                 ----------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)


                                                        Principal    Value
                 Security Description                    Amount     (Note 2)
  U.S. CORPORATE BONDS & NOTES (continued)
  Independent Power Producers -- 0.7%
    Calpine Corp.
     Senior Notes
     5.38% due 01/15/2023.............................. $1,497,000 $1,414,665
    Dynegy, Inc.
     Company Guar. Notes
     7.38% due 11/01/2022..............................    530,000    550,537
    NRG Energy, Inc.
     Company Guar. Notes
     5.75% due 01/15/2028*.............................    340,000    343,400
                                                                   ----------
                                                                    2,308,602
                                                                   ----------
  Internet Connectivity Services -- 0.2%
    Zayo Group LLC/Zayo Capital, Inc.
     Company Guar. Notes
     6.38% due 05/15/2025..............................    600,000    622,662
                                                                   ----------
  Investment Companies -- 0.1%
    Compass Diversified Holdings/Compass Group
     Diversified Holdings LLC
     Senior Notes
     8.00% due 05/01/2026*.............................    350,000    360,500
                                                                   ----------
  Machinery-Electrical -- 0.2%
    Vertiv Intermediate Holding Corp.
     Senior Notes
     12.00% due 02/15/2022*(6).........................    795,000    812,888
                                                                   ----------
  Medical Information Systems -- 0.1%
    Change Healthcare Holdings LLC/Change
     Healthcare Finance, Inc.
     Senior Notes
     5.75% due 03/01/2025*.............................    340,000    337,447
                                                                   ----------
  Medical Labs & Testing Services -- 0.5%
    Charles River Laboratories International, Inc.
     Company Guar. Notes
     5.50% due 04/01/2026*.............................    350,000    355,250
    Eagle Holding Co. II LLC
     Senior Notes
     7.63% due 05/15/2022*(6)..........................    735,000    744,187
    West Street Merger Sub, Inc.
     Senior Notes
     6.38% due 09/01/2025*.............................    810,000    767,475
                                                                   ----------
                                                                    1,866,912
                                                                   ----------
  Medical Products -- 0.2%
    DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.
     Sec. Notes
     8.13% due 06/15/2021*.............................    835,000    852,744
                                                                   ----------
  Medical-Drugs -- 0.5%
    Bausch Health Cos., Inc.
     Company Guar. Notes
     8.50% due 01/31/2027*.............................  1,530,000  1,606,500
    Endo Finance LLC/Endo Finco, Inc.
     Company Guar. Notes
     5.38% due 01/15/2023*.............................    350,000    308,000
                                                                   ----------
                                                                    1,914,500
                                                                   ----------

                                              Principal    Value
                 Security Description          Amount     (Note 2)
            Medical-HMO -- 0.4%
              Centene Corp.
               Senior Notes
               5.38% due 06/01/2026*......... $  195,000 $  199,651
              MPH Acquisition Holdings LLC
               Company Guar. Notes
               7.13% due 06/01/2024*.........    465,000    482,437
              Polaris Intermediate Corp.
               Senior Notes
               8.50% due 12/01/2022*(6)......    360,000    371,966
              WellCare Health Plans, Inc.
               Senior Notes
               5.25% due 04/01/2025..........    450,000    457,313
                                                         ----------
                                                          1,511,367
                                                         ----------
            Medical-Hospitals -- 1.3%
              Envision Healthcare Corp.
               Company Guar. Notes
               6.25% due 12/01/2024*.........    305,000    327,875
              HCA, Inc.
               Company Guar. Notes
               5.38% due 02/01/2025..........  1,315,000  1,341,300
              Surgery Center Holdings, Inc.
               Company Guar. Notes
               6.75% due 07/01/2025*.........    125,000    119,687
              Surgery Center Holdings, Inc.
               Company Guar. Notes
               8.88% due 04/15/2021*.........    360,000    374,850
              Tenet Healthcare Corp.
               Sec. Notes
               5.13% due 05/01/2025..........    285,000    280,725
              Tenet Healthcare Corp.
               Senior Notes
               7.00% due 08/01/2025..........  1,850,000  1,826,875
              Tenet Healthcare Corp.
               Senior Notes
               8.13% due 04/01/2022..........    365,000    384,637
                                                         ----------
                                                          4,655,949
                                                         ----------
            Metal Processors & Fabrication -- 0.1%
              Hillman Group, Inc.
               Senior Notes
               6.38% due 07/15/2022*.........    325,000    293,313
                                                         ----------
            Non-Hazardous Waste Disposal -- 0.2%
              Wrangler Buyer Corp.
               Senior Notes
               6.00% due 10/01/2025*.........    858,000    823,680
                                                         ----------
            Oil & Gas Drilling -- 0.3%
              Nabors Industries, Inc.
               Company Guar. Notes
               5.75% due 02/01/2025..........    535,000    512,885
              Rowan Cos., Inc.
               Company Guar. Notes
               5.40% due 12/01/2042..........    875,000    651,875
                                                         ----------
                                                          1,164,760
                                                         ----------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)


                                                       Principal    Value
                 Security Description                   Amount     (Note 2)
  U.S. CORPORATE BONDS & NOTES (continued)
  Oil Companies-Exploration & Production -- 3.3%
    Alta Mesa Holdings LP/Alta Mesa Finance
     Services Corp.
     Company Guar. Notes
     7.88% due 12/15/2024............................. $  775,000 $   736,250
    California Resources Corp.
     Sec. Notes
     8.00% due 12/15/2022*............................    870,000     830,850
    Callon Petroleum Co.
     Company Guar. Notes
     6.13% due 10/01/2024.............................    641,000     652,217
    Carrizo Oil & Gas, Inc.
     Company Guar. Notes
     6.25% due 04/15/2023.............................  1,120,000   1,143,800
    Chesapeake Energy Corp.
     Company Guar. Notes
     8.00% due 06/15/2027.............................  1,595,000   1,626,900
    CrownRock LP/CrownRock Finance, Inc.
     Senior Notes
     5.63% due 10/15/2025*............................  1,015,000     989,625
    Denbury Resources, Inc.
     Sec. Notes
     7.50% due 02/15/2024*............................    410,000     422,300
    Denbury Resources, Inc.
     Sec. Notes
     9.25% due 03/31/2022*............................    768,000     829,440
    EP Energy LLC/Everest Acquisition Finance, Inc.
     Senior Sec. Notes
     7.75% due 05/15/2026*............................    505,000     516,994
    EP Energy LLC/Everest Acquisition Finance, Inc.
     Senior Sec. Notes
     8.00% due 11/29/2024*............................    365,000     367,738
    EP Energy LLC/Everest Acquisition Finance, Inc.
     Sec. Bonds
     8.00% due 02/15/2025*............................    260,000     198,900
    Jagged Peak Energy LLC
     Company Guar. Notes
     5.88% due 05/01/2026*............................    755,000     751,225
    Oasis Petroleum, Inc.
     Company Guar. Notes
     6.88% due 01/15/2023.............................    845,000     859,787
    Range Resources Corp.
     Company Guar. Notes
     4.88% due 05/15/2025.............................    580,000     548,825
    Range Resources Corp.
     Company Guar. Notes
     5.00% due 03/15/2023.............................    350,000     343,000
    Sanchez Energy Corp.
     Senior Sec. Notes
     7.25% due 02/15/2023*............................    405,000     398,925
    Vine Oil & Gas LP / Vine Oil & Gas Finance Corp.
     Company Guar. Notes
     8.75% due 04/15/2023*............................    575,000     562,063
                                                                  -----------
                                                                   11,778,839
                                                                  -----------
  Oil Refining & Marketing -- 0.4%
    Citgo Holding, Inc.
     Senior Sec. Notes
     10.75% due 02/15/2020*...........................    785,000     832,100

                                                          Principal    Value
                  Security Description                     Amount     (Note 2)
 Oil Refining & Marketing (continued)
   Sunoco LP/Sunoco Finance Corp.
    Company Guar. Notes
    4.88% due 01/15/2023*................................ $  285,000 $  282,150
   Sunoco LP/Sunoco Finance Corp.
    Company Guar. Notes
    5.50% due 02/15/2026*................................    440,000    425,040
                                                                     ----------
                                                                      1,539,290
                                                                     ----------
 Oil-Field Services -- 0.5%
   Bristow Group, Inc.
    Senior Sec. Notes
    8.75% due 03/01/2023*................................    570,000    557,175
   USA Compression Partners LP/USA Compression
    Finance Corp.
    Senior Notes
    6.88% due 04/01/2026*................................  1,150,000  1,187,375
                                                                     ----------
                                                                      1,744,550
                                                                     ----------
 Paper & Related Products -- 0.3%
   Mercer International, Inc.
    Senior Notes
    5.50% due 01/15/2026.................................    355,000    347,900
   Schweitzer-Mauduit International, Inc.
    Senior Notes
    6.88% due 10/01/2026*................................    675,000    688,500
                                                                     ----------
                                                                      1,036,400
                                                                     ----------
 Pipelines -- 1.1%
   American Midstream Partners LP/American
    Midstream Finance Corp.
    Company Guar. Notes
    9.50% due 12/15/2021*................................    525,000    525,000
   Cheniere Corpus Christi Holdings LLC
    Senior Sec. Notes
    5.88% due 03/31/2025.................................  1,065,000  1,119,581
   Cheniere Energy Partners LP
    Company Guar. Notes
    5.63% due 10/01/2026*................................    665,000    669,788
   Energy Transfer Equity LP
    Senior Sec. Notes
    7.50% due 10/15/2020.................................    436,000    466,520
   Targa Resources Partners LP/Targa Resources
    Partners Finance Corp.
    Company Guar. Notes
    5.88% due 04/15/2026*................................  1,000,000  1,031,250
                                                                     ----------
                                                                      3,812,139
                                                                     ----------
 Private Equity -- 0.5%
   Icahn Enterprises LP/Icahn Enterprises Finance Corp.
    Company Guar. Notes
    5.88% due 02/01/2022.................................    985,000    997,312
   Icahn Enterprises LP/Icahn Enterprises Finance Corp.
    Company Guar. Notes
    6.38% due 12/15/2025.................................    700,000    702,625
                                                                     ----------
                                                                      1,699,937
                                                                     ----------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)


                                                       Principal    Value
                  Security Description                  Amount     (Note 2)
    U.S. CORPORATE BONDS & NOTES (continued)
    Publishing-Books -- 0.1%
      McGraw-Hill Global Education Holdings LLC/
       McGraw-Hill Global Education Finance
       Senior Notes
       7.88% due 05/15/2024*.......................... $  500,000 $  448,125
                                                                  ----------
    Publishing-Periodicals -- 0.3%
      Meredith Corp.
       Company Guar. Notes
       6.88% due 02/01/2026*..........................  1,000,000  1,025,000
                                                                  ----------
    Racetracks -- 0.2%
      GLP Capital LP/GLP Financing II, Inc.
       Company Guar. Notes
       5.25% due 06/01/2025...........................    775,000    787,555
                                                                  ----------
    Real Estate Investment Trusts -- 1.1%
      ESH Hospitality, Inc.
       Company Guar. Notes
       5.25% due 05/01/2025*..........................    700,000    677,250
      iStar, Inc.
       Senior Notes
       5.25% due 09/15/2022...........................  1,010,000    994,850
      MGM Growth Properties Operating Partnership
       LP/MGP Finance Co-Issuer, Inc.
       Company Guar. Notes
       4.50% due 01/15/2028...........................    580,000    530,758
      MGM Growth Properties Operating Partnership
       LP/MGP Finance Co-Issuer, Inc.
       Company Guar. Notes
       5.63% due 05/01/2024...........................    330,000    338,250
      MPT Operating Partnership LP/MPT Finance Corp.
       Company Guar. Notes
       5.00% due 10/15/2027...........................    400,000    385,500
      MPT Operating Partnership LP/MPT Finance Corp.
       Company Guar. Notes
       6.38% due 03/01/2024...........................    280,000    292,600
      Uniti Group, Inc./CSL Capital LLC
       Company Guar. Notes
       7.13% due 12/15/2024*..........................    595,000    544,425
                                                                  ----------
                                                                   3,763,633
                                                                  ----------
    Resort/Theme Parks -- 0.2%
      Boyne USA, Inc.
       Sec. Notes
       7.25% due 05/01/2025*..........................    565,000    597,488
                                                                  ----------
    Retail-Automobile -- 0.2%
      Sonic Automotive, Inc.
       Company Guar. Notes
       6.13% due 03/15/2027...........................    600,000    561,000
                                                                  ----------
    Retail-Convenience Store -- 0.3%
      Cumberland Farms, Inc.
       Senior Notes
       6.75% due 05/01/2025*..........................  1,025,000  1,050,625
                                                                  ----------
    Retail-Major Department Stores -- 0.1%
      Neiman Marcus Group, Ltd. LLC
       Company Guar. Notes
       8.00% due 10/15/2021*..........................    695,000    456,528
                                                                  ----------

                                                             Principal   Value
                   Security Description                       Amount    (Note 2)
Retail-Propane Distribution -- 0.3%
  Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.
   Senior Notes
   8.63% due 06/15/2020..................................... $570,000  $  541,500
  Suburban Propane Partners LP/Suburban Energy
   Finance Corp.
   Senior Notes
   5.50% due 06/01/2024.....................................  490,000     481,425
                                                                       ----------
                                                                        1,022,925
                                                                       ----------
Retail-Restaurants -- 0.3%
  Golden Nugget, Inc.
   Senior Notes
   6.75% due 10/15/2024*....................................  895,000     907,870
                                                                       ----------
Rubber/Plastic Products -- 0.0%
  Venture Holdings Co. LLC
   Company Guar. Notes
   11.00% due 06/01/2007+(4)(5)(7)(8).......................  550,000           0
                                                                       ----------
Schools -- 0.5%
  Graham Holdings Co.
   Company Guar. Notes
   5.75% due 06/01/2026*....................................  900,000     921,375
  Laureate Education, Inc.
   Company Guar. Notes
   8.25% due 05/01/2025*....................................  660,000     706,748
                                                                       ----------
                                                                        1,628,123
                                                                       ----------
Soap & Cleaning Preparation -- 0.2%
  Kronos Acquisition Holdings, Inc.
   Company Guar. Notes
   9.00% due 08/15/2023*....................................  720,000     678,600
                                                                       ----------
Specified Purpose Acquisitions -- 0.2%
  Trident Merger Sub, Inc.
   Senior Notes
   6.63% due 11/01/2025*....................................  790,000     748,525
                                                                       ----------
Steel-Producers -- 0.2%
  United States Steel Corp.
   Senior Notes
   6.25% due 03/15/2026.....................................  715,000     708,744
                                                                       ----------
Telephone-Integrated -- 1.2%
  CenturyLink, Inc.
   Senior Notes
   7.50% due 04/01/2024.....................................  660,000     704,550
  Cincinnati Bell, Inc.
   Company Guar. Notes
   7.00% due 07/15/2024*....................................  535,000     490,862
  Frontier Communications Corp.
   Senior Notes
   7.63% due 04/15/2024.....................................  835,000     538,575
  Frontier Communications Corp.
   Senior Notes
   8.50% due 04/15/2020.....................................  740,000     747,400
  Frontier Communications Corp.
   Sec. Notes
   8.50% due 04/01/2026*....................................  295,000     278,775

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)


                                                    Principal     Value
                 Security Description                Amount      (Note 2)
     U.S. CORPORATE BONDS & NOTES (continued)
     Telephone-Integrated (continued)
       Level 3 Financing, Inc.
        Company Guar. Notes
        5.25% due 03/15/2026....................... $  530,000 $    521,414
       Level 3 Financing, Inc.
        Company Guar. Notes
        5.38% due 01/15/2024.......................    670,000      669,491
       Windstream Services LLC/Windstream Finance
        Corp.
        Senior Sec. Notes
        8.63% due 10/31/2025*......................    185,000      177,600
       Windstream Services LLC/Windstream Finance
        Corp.
        Sec. Notes
        10.50% due 06/30/2024*.....................    365,000      310,250
                                                               ------------
                                                                  4,438,917
                                                               ------------
     Television -- 0.1%
       Sinclair Television Group, Inc.
        Company Guar. Notes
        5.13% due 02/15/2027*......................    250,000      229,688
                                                               ------------
     Theaters -- 0.3%
       Live Nation Entertainment, Inc.
        Company Guar. Notes
        5.63% due 03/15/2026*......................  1,130,000    1,141,300
                                                               ------------
     Transport-Equipment & Leasing -- 0.2%
       Fortress Transportation & Infrastructure
        Investors LLC
        Senior Notes
        6.50% due 10/01/2025*......................    700,000      695,065
                                                               ------------
     Veterinary Diagnostics -- 0.1%
       Elanco Animal Health, Inc.
        Senior Notes
        3.91% due 08/27/2021*......................    111,000      111,105
       Elanco Animal Health, Inc.
        Senior Notes
        4.27% due 08/28/2023*......................    277,000      278,122
                                                               ------------
                                                                    389,227
                                                               ------------
     Vitamins & Nutrition Products -- 0.2%
       HLF Financing SARL LLC/Herbalife
        International, Inc.
        Company Guar. Notes
        7.25% due 08/15/2026*......................    820,000      833,325
                                                               ------------
     Wireless Equipment -- 0.1%
       ViaSat, Inc.
        Senior Notes
        5.63% due 09/15/2025*......................    490,000      463,197
                                                               ------------
     Total U.S. Corporate Bonds & Notes
        (cost $122,659,227)........................             121,769,190
                                                               ------------
     FOREIGN CORPORATE BONDS & NOTES -- 6.2%
     Aerospace/Defense -- 0.4%
       Bombardier, Inc.
        Senior Notes
        6.13% due 01/15/2023*......................    620,000      622,712

                                                      Principal    Value
                  Security Description                 Amount     (Note 2)
     Aerospace/Defense (continued)
       Bombardier, Inc.
        Senior Notes
        7.50% due 12/01/2024*........................ $  675,000 $  712,125
                                                                 ----------
                                                                  1,334,837
                                                                 ----------
     Building & Construction Products-Misc. -- 0.2%
       James Hardie International Finance DAC
        Company Guar. Notes
        4.75% due 01/15/2025*........................    655,000    633,844
                                                                 ----------
     Cable/Satellite TV -- 1.1%
       Altice France SA
        Senior Sec. Notes
        8.13% due 02/01/2027*........................    200,000    206,000
       Altice Luxembourg SA
        Company Guar. Notes
        7.63% due 02/15/2025*........................  1,190,000  1,084,566
       SFR Group SA
        Senior Sec. Notes
        7.38% due 05/01/2026*........................  1,200,000  1,200,000
       Telenet Finance Luxembourg Notes SARL
        Senior Sec. Notes
        5.50% due 03/01/2028*........................    600,000    564,000
       Virgin Media Finance PLC
        Company Guar. Notes
        6.00% due 10/15/2024*........................    800,000    800,544
                                                                 ----------
                                                                  3,855,110
                                                                 ----------
     Casino Services -- 0.2%
       Gateway Casinos & Entertainment, Ltd.
        Sec. Notes
        8.25% due 03/01/2024*........................    800,000    842,000
                                                                 ----------
     Chemicals-Diversified -- 0.3%
       NOVA Chemicals Corp.
        Senior Notes
        4.88% due 06/01/2024*........................    440,000    423,610
       NOVA Chemicals Corp.
        Senior Notes
        5.00% due 05/01/2025*........................    630,000    598,500
                                                                 ----------
                                                                  1,022,110
                                                                 ----------
     Chemicals-Specialty -- 0.4%
       Alpha 2 BV
        Senior Notes
        8.75% due 06/01/2023*(6).....................    325,000    329,875
       Alpha 3 BV/Alpha US Bidco, Inc.
        Company Guar. Notes
        6.25% due 02/01/2025*........................    950,000    945,535
                                                                 ----------
                                                                  1,275,410
                                                                 ----------
     Containers-Metal/Glass -- 0.6%
       ARD Securities Finance SARL
        Senior Sec. Notes
        8.75% due 01/31/2023*(9).....................    580,360    580,360
       Ardagh Packaging Finance PLC/Ardagh Holdings
        USA, Inc.
        Company Guar. Notes
        6.00% due 02/15/2025*........................  1,520,000  1,487,700
                                                                 ----------
                                                                  2,068,060
                                                                 ----------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)


                                                       Principal    Value
                  Security Description                  Amount     (Note 2)
    FOREIGN CORPORATE BONDS & NOTES (continued)
    Cruise Lines -- 0.3%
      Viking Cruises, Ltd.
       Company Guar. Notes
       5.88% due 09/15/2027*.......................... $  985,000 $  961,163
                                                                  ----------
    Diversified Minerals -- 0.2%
      FMG Resources August 2006 Pty, Ltd.
       Company Guar. Notes
       5.13% due 03/15/2023*..........................    715,000    700,700
                                                                  ----------
    Machinery-Pumps -- 0.1%
      Titan Acquisition, Ltd./Titan Co-Borrower LLC
       Senior Notes
       7.75% due 04/15/2026*..........................    455,000    394,713
                                                                  ----------
    Medical Products -- 0.1%
      Mallinckrodt International Finance SA/
       Mallinckrodt CB LLC
       Company Guar. Notes
       5.63% due 10/15/2023*..........................    350,000    309,750
                                                                  ----------
    Medical-Biomedical/Gene -- 0.0%
      Concordia International Corp.
       Senior Sec. Notes
       8.00% due 09/06/2024...........................    142,136    138,938
                                                                  ----------
    Medical-Drugs -- 0.6%
      Bausch Health Cos., Inc.
       Senior Sec. Notes
       5.50% due 11/01/2025*..........................  1,010,000  1,010,000
      Bausch Health Cos., Inc.
       Company Guar. Notes
       9.00% due 12/15/2025*..........................    385,000    414,356
      Teva Pharmaceutical Finance Netherlands III BV
       Company Guar. Notes
       3.15% due 10/01/2026...........................    505,000    420,170
      Teva Pharmaceutical Finance Netherlands III BV
       Company Guar. Notes
       6.75% due 03/01/2028...........................    330,000    348,106
                                                                  ----------
                                                                   2,192,632
                                                                  ----------
    Metal-Diversified -- 0.2%
      Vedanta Resources PLC
       Senior Notes
       6.38% due 07/30/2022*..........................    805,000    774,813
                                                                  ----------
    Oil & Gas Drilling -- 0.3%
      Transocean, Inc.
       Company Guar. Notes
       6.80% due 03/15/2038...........................    465,000    402,225
      Transocean, Inc.
       Company Guar. Notes
       7.50% due 01/15/2026*..........................    335,000    345,887
      Transocean, Inc.
       Company Guar. Notes
       9.00% due 07/15/2023*..........................    265,000    288,188
                                                                  ----------
                                                                   1,036,300
                                                                  ----------
    Oil Companies-Exploration & Production -- 0.4%
      Geopark, Ltd.
       Senior Sec. Notes
       6.50% due 09/21/2024*..........................    535,000    537,675

                                                     Principal    Value
                 Security Description                 Amount     (Note 2)
     Oil Companies-Exploration & Production (continued)
       Seven Generations Energy, Ltd.
        Company Guar. Notes
        5.38% due 09/30/2025*....................... $  795,000 $   773,137
                                                                -----------
                                                                  1,310,812
                                                                -----------
     Oil-Field Services -- 0.1%
       Weatherford International, Ltd.
        Company Guar. Notes
        8.25% due 06/15/2023........................    575,000     543,375
                                                                -----------
     Paper & Related Products -- 0.1%
       Cascades, Inc.
        Company Guar. Notes
        5.50% due 07/15/2022*.......................    150,000     151,125
       Cascades, Inc.
        Company Guar. Notes
        5.75% due 07/15/2023*.......................    360,000     360,000
                                                                -----------
                                                                    511,125
                                                                -----------
     Security Services -- 0.2%
       Garda World Security Corp.
        Senior Notes
        8.75% due 05/15/2025*.......................    830,000     808,213
                                                                -----------
     Special Purpose Entity -- 0.0%
       Hellas Telecommunications Luxembourg II SCA
        Sub. Notes
        6.26% due 01/15/2015+*(4)(5)(7)(8)..........  1,025,000           0
                                                                -----------
     Steel-Producers -- 0.2%
       ArcelorMittal
        Senior Notes
        6.13% due 06/01/2025........................    715,000     776,832
                                                                -----------
     Transport-Marine -- 0.2%
       Topaz Marine SA
        Company Guar. Notes
        9.13% due 07/26/2022*.......................    740,000     758,470
                                                                -----------
     Total Foreign Corporate Bonds & Notes
        (cost $23,722,923)..........................             22,249,207
                                                                -----------
     LOANS(10)(11)(12) -- 56.6%
     Advertising Services -- 0.3%
       Advantage Sales & Marketing, Inc. FRS
        1st Lien
        5.49% (1 ML + 3.25%)
        due 07/23/2021..............................    359,385     330,904
       Advantage Sales & Marketing, Inc. FRS
        BTL-B
        5.49% (1 ML + 3.25%)
        due 07/25/2021..............................    676,834     623,195
                                                                -----------
                                                                    954,099
                                                                -----------
     Aerospace/Defense-Equipment -- 0.7%
       Accudyne Industries Borrower SCA FRS
        BTL-B
        5.24% (1 ML + 3.00%)
        due 08/18/2024..............................  1,069,688   1,073,253
       Transdigm, Inc. FRS
        BTL-E
        4.74% (1 ML + 2.50%)
        due 05/30/2025..............................    407,950     408,941

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)


                                                 Principal    Value
                  Security Description            Amount     (Note 2)
          LOANS(10)(11)(12) (continued)
          Aerospace/Defense-Equipment (continued)
            TransDigm, Inc. FRS
             BTL-F
             4.74% (1 ML + 2.50%)
             due 06/09/2023..................... $  465,662 $  467,059
            TransDigm, Inc. FRS
             BTL-G
             4.74% (1 ML + 2.50%)
             due 08/22/2024.....................    627,086    628,829
                                                            ----------
                                                             2,578,082
                                                            ----------
          Appliances -- 0.3%
            Global Appliance, Inc. FRS
             BTL-B
             6.25% (1 ML + 4.00%)
             due 09/29/2024.....................  1,034,550    995,754
                                                            ----------
          Applications Software -- 1.0%
            Impala Private Holdings II LLC FRS
             1st Lien
             6.25% (1 ML + 4.00%)
             due 11/11/2024.....................    997,141    998,636
            SS&C European Holdings SARL FRS
             BTL-B4
             4.49% (1 ML + 2.25%)
             due 04/16/2025.....................    535,499    535,750
            SS&C Technologies, Inc. FRS
             BTL-B5
             coupon TBD
             due 04/16/2025.....................    670,000    669,721
            SS&C Technologies, Inc. FRS
             BTL-B3
             4.49% (1 ML + 2.25%)
             due 04/16/2025.....................  1,379,560  1,380,207
                                                            ----------
                                                             3,584,314
                                                            ----------
          Auto-Heavy Duty Trucks -- 0.7%
            Deck Chassis Acquisition, Inc. FRS
             2nd Lien
             8.24% (1 ML + 6.00%)
             due 06/15/2023.....................    225,000    226,688
            Navistar Financial Corp. FRS
             BTL-B
             6.00% (1 ML + 3.75%)
             due 08/03/2025.....................    650,000    652,031
            Navistar, Inc. FRS
             BTL-B
             5.64% (1 ML + 3.50%)
             due 11/06/2024.....................  1,457,675  1,462,230
                                                            ----------
                                                             2,340,949
                                                            ----------
          Auto/Truck Parts & Equipment-Original -- 1.9%
            Accuride Corp. FRS
             BTL-B
             7.64% (3 ML + 5.25%)
             due 11/17/2023.....................  1,175,565  1,187,321
            Altra Industrial Motion Corp. FRS
             BTL-B
             coupon TBD
             due 10/01/2025.....................    320,000    320,600

                                                 Principal    Value
                  Security Description            Amount     (Note 2)
          Auto/Truck Parts & Equipment-Original (continued)
            Dexko Global, Inc. FRS
             BTL-B
             5.73% (1 ML + 3.50%)
             due 07/24/2024..................... $1,399,443 $1,402,941
            Federal-Mogul Holdings Corp. FRS
             BTL-C
             5.83% (1 ML + 3.75%)
             due 04/15/2021.....................    515,160    515,267
            Federal-Mogul Holdings Corp. FRS
             BTL-C
             5.91% (3 ML + 3.75%)
             due 04/15/2021.....................  1,556,516  1,556,839
            Tenneco, Inc. FRS
             BTL-B
             coupon TBD
             due 10/01/2025.....................  1,630,000  1,627,454
                                                            ----------
                                                             6,610,422
                                                            ----------
          Batteries/Battery Systems -- 0.2%
            Energizer Holdings, Inc. FRS
             BTL-B
             coupon TBD
             due 06/20/2025.....................    530,000    533,975
                                                            ----------
          Bicycle Manufacturing -- 0.3%
            SRAM LLC FRS
             BTL-B
             4.95%-5.01% (2 ML + 2.75%)
             due 03/15/2024.....................  1,155,435  1,161,212
            SRAM LLC FRS
             BTL-B
             7.00% (USFRBPLR + 1.75%)
             due 03/15/2024.....................     22,482     22,594
                                                            ----------
                                                             1,183,806
                                                            ----------
          Broadcast Services/Program -- 0.9%
            iHeartCommunications, Inc.
             BTL-D-EXT
             6.75% due 01/30/2019+(3)(4)........  1,555,000  1,155,883
            Univision Communications, Inc. FRS
             BTL
             4.99% (1 ML + 2.75%)
             due 03/15/2024.....................  2,208,675  2,145,175
                                                            ----------
                                                             3,301,058
                                                            ----------
          Building & Construction Products-Misc. -- 1.0%
            CPG International, Inc. FRS
             BTL
             6.25% (6 ML + 3.75%)
             due 05/03/2024.....................  3,483,293  3,503,611
            frontdoor, Inc. FRS
             BTL-B
             4.89% (1 ML + 2.50%)
             due 08/14/2025.....................     95,000     95,594
                                                            ----------
                                                             3,599,205
                                                            ----------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)


                                                 Principal    Value
                 Security Description             Amount     (Note 2)
         LOANS(10)(11)(12) (continued)
         Building Products-Cement -- 0.6%
           Quikrete Holdings, Inc. FRS
            BTL-B
            4.99% (1 ML + 2.75%)
            due 11/15/2023...................... $1,326,136 $1,327,794
           Summit Materials LLC FRS
            BTL-B
            4.22% (1 ML + 2.00%)
            due 11/21/2024......................    992,500    993,120
                                                            ----------
                                                             2,320,914
                                                            ----------
         Building-Heavy Construction -- 0.4%
           Brand Industrial Services, Inc. FRS
            1st Lien
            6.59%-6.64% (3 ML + 4.25%)
            due 06/21/2024......................  1,476,313  1,484,868
                                                            ----------
         Building-Residential/Commercial -- 0.0%
           TOUSA, Inc.
            Escrow Loans
            12.25% due 08/15/2011+(5)(7)........  2,037,810          0
                                                            ----------
         Cable/Satellite TV -- 0.7%
           Altice France SA FRS
            BTL-B13
            6.16% (1 ML + 4.00%)
            due 08/14/2026......................    650,000    643,825
           Radiate Holdco LLC FRS
            1st Lien
            5.24% (1 ML + 3.00%)
            due 02/01/2024......................    917,457    915,267
           UPC Financing Partnership FRS
            BTL-AR
            4.66% (1 ML + 2.50%)
            due 01/15/2026......................  1,070,291  1,069,176
                                                            ----------
                                                             2,628,268
                                                            ----------
         Casino Hotels -- 1.3%
           Caesars Resort Collection LLC FRS
            BTL-B
            4.99% (1 ML + 2.75%)
            due 12/22/2024......................  2,029,663  2,040,174
           CityCenter Holdings LLC FRS
            BTL-B
            4.49% (1 ML + 2.25%)
            due 04/18/2024......................  1,796,044  1,797,006
           Golden Nugget, Inc. FRS
            BTL-B
            4.90%-4.99% (1 ML + 2.75%)
            due 10/04/2023......................    612,891    615,036
           Golden Nugget, Inc. FRS
            BTL-B
            7.00% (USFRBPLR + 1.75%)
            due 10/04/2023......................      1,584      1,590
                                                            ----------
                                                             4,453,806
                                                            ----------
         Casino Services -- 0.5%
           CBAC Borrower LLC FRS
            BTL-B
            6.24% (1 ML + 4.00%)
            due 07/05/2024......................    702,900    703,954

                                                    Principal    Value
                  Security Description               Amount     (Note 2)
       Casino Services (continued)
         Gateway Casinos & Entertainment Ltd. FRS
          BTL-B
          5.39% (3 ML + 3.00%)
          due 12/01/2023........................... $  548,625 $  550,911
         Stars Group Holdings BV FRS
          BTL
          5.89% (3 ML + 3.50%)
          due 07/10/2025...........................    359,100    361,991
                                                               ----------
                                                                1,616,856
                                                               ----------
       Cellular Telecom -- 0.1%
         Digicel International Finance, Ltd. FRS
          BTL-B
          5.57% (1 ML + 3.25%)
          due 05/28/2024...........................    460,351    437,717
                                                               ----------
       Chemicals-Diversified -- 0.1%
         New Arclin US Holding Corp. FRS
          BTL
          5.89% (3 ML + 3.50%)
          due 02/14/2024...........................    481,705    484,716
                                                               ----------
       Chemicals-Specialty -- 1.4%
         Alpha 3 BV/Alpha US Bidco, Inc. FRS
          BTL-B1
          5.39% (3 ML + 3.00%)
          due 01/31/2024...........................    521,991    523,786
         Graftech International, Ltd. FRS
          BTL-B
          5.74% (1 ML + 3.50%)
          due 02/12/2025...........................  1,130,688  1,137,754
         Kraton Polymers LLC FRS
          BTL
          4.74% (1 ML + 2.50%)
          due 03/05/2025...........................    298,202    299,041
         MacDermid, Inc. FRS
          BTL-B7
          4.74% (1 ML + 2.50%)
          due 06/07/2020...........................    646,708    649,335
         OMNOVA Solutions, Inc. FRS
          2nd Lien
          5.49% (1 ML + 3.25%)
          due 08/25/2023...........................  1,366,097  1,366,097
         Venator Materials LLC FRS
          BTL-B
          5.24% (1 ML + 3.00%)
          due 08/08/2024...........................    999,900    999,900
                                                               ----------
                                                                4,975,913
                                                               ----------
       Coal -- 0.3%
         Contura Energy, Inc. FRS
          BTL-B
          7.22% (2 ML + 5.00%)
          due 03/18/2024...........................  1,089,688  1,089,007
                                                               ----------
       Commercial Services -- 0.6%
         CPI Acquisition, Inc. FRS
          BTL-B
          6.84% (3 ML + 4.50%)
          due 08/17/2022...........................  2,470,685  1,643,006

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)


                                                Principal    Value
                  Security Description           Amount     (Note 2)
           LOANS(10)(11)(12) (continued)
           Commercial Services (continued)
             ServiceMaster Co. LLC FRS
              BTL-B
              4.74% (1 ML + 2.50%)
              due 11/08/2023................... $  557,165 $  558,836
                                                           ----------
                                                            2,201,842
                                                           ----------
           Commercial Services-Finance -- 0.7%
             Element Materials Tech Group FRS
              BTL-B
              5.74% (1 ML + 3.50%)
              due 06/28/2024...................    749,338    753,084
             NAB Holdings LLC FRS
              BTL
              5.39% (3 ML + 3.00%)
              due 07/01/2024...................  1,386,035  1,368,710
             Trans Union LLC FRS
              BTL-A2
              4.24% (1 ML + 2.00%)
              due 06/19/2025...................    284,288    284,840
                                                           ----------
                                                            2,406,634
                                                           ----------
           Computer Services -- 1.1%
             Banff Merger Sub, Inc. FRS
              BTL
              coupon TBD
              due 10/02/2025...................  2,455,000  2,477,161
             Presidio LLC FRS
              BTL-B1
              4.99% (1 ML + 2.75%)
              due 02/02/2024...................      7,415      7,429
             Presidio LLC FRS
              BTL-B1
              5.09% (3 ML + 2.75%)
              due 02/02/2024...................    601,850    602,979
             Tempo Acquisition LLC FRS
              BTL-B
              5.24% (1 ML + 3.00%)
              due 05/01/2024...................    972,688    975,849
                                                           ----------
                                                            4,063,418
                                                           ----------
           Computer Software -- 1.2%
             Rackspace Hosting, Inc. FRS
              BTL-B
              5.35% (3 ML + 3.00%)
              due 11/03/2023(12)...............  1,236,980  1,220,193
             Vertafore, Inc. FRS
              First Lien
              5.49% (1 ML + 3.25%)
              due 07/02/2025...................  2,880,000  2,891,005
                                                           ----------
                                                            4,111,198
                                                           ----------
           Computers-Integrated Systems -- 0.3%
             Everi Payments, Inc. FRS
              BTL-B
              5.24% (1 ML + 3.00%)
              due 05/09/2024...................  1,140,563  1,146,741
                                                           ----------
           Consulting Services -- 0.5%
             AlixPartners LLP FRS
              BTL-B
              4.99% (1 ML + 2.75%)
              due 04/04/2024...................  1,705,443  1,712,144
                                                           ----------

                                                    Principal    Value
                  Security Description               Amount     (Note 2)
       Containers-Metal/Glass -- 0.9%
         Anchor Glass Container Corp. FRS
          1st Lien
          4.91% (1 ML + 2.75%)
          due 12/07/2023........................... $  364,308 $  326,511
         Anchor Glass Container Corp. FRS
          1st Lien
          5.14% (3 ML + 2.75%)
          due 12/07/2023...........................    217,369    194,817
         Anchor Glass Container Corp. FRS
          2nd Lien
          9.91% (1 ML + 7.75%)
          due 12/07/2024...........................    796,000    533,320
         Berlin Packaging LLC FRS
          BTL-B1
          5.11%-5.25% (1 ML + 3.00%)
          due 11/07/2025...........................    900,184    899,762
         Berlin Packaging LLC FRS
          BTL-B1
          5.39% (3 ML + 3.00%)
          due 11/07/2025...........................    102,303    102,255
         BWAY Corp. FRS
          BTL-B
          5.58% (3 ML + 3.25%)
          due 04/03/2024...........................  1,254,125  1,252,782
                                                               ----------
                                                                3,309,447
                                                               ----------
       Containers-Paper/Plastic -- 1.0%
         Klockner Pentaplast of America, Inc. FRS
          BTL-B
          6.49% (1 ML + 4.25%)
          due 06/30/2022...........................  1,950,300  1,891,791
         Reynolds Group Holdings, Inc. FRS
          BTL-B
          4.99% (1 ML + 2.75%)
          due 02/05/2023...........................  1,106,479  1,111,396
         Trident TPI Holdings, Inc. FRS
          BTL-B1
          5.49% (1 ML + 3.25%)
          due 10/17/2024...........................    620,997    618,085
                                                               ----------
                                                                3,621,272
                                                               ----------
       Cosmetics & Toiletries -- 0.6%
         Parfums Holding Co., Inc. FRS
          1st Lien
          6.53% (3 ML + 4.25%)
          due 06/30/2024...........................  1,120,952  1,125,623
         Revlon Consumer Products Corp. FRS
          BTL-B
          5.81%-5.89% (3 ML + 3.50%)
          due 09/07/2023...........................  1,295,338    985,807
                                                               ----------
                                                                2,111,430
                                                               ----------
       Data Processing/Management -- 0.6%
         First Data Corp. FRS
          1st Lien
          4.21% (1 ML + 2.00%)
          due 04/26/2024...........................  2,037,298  2,038,379
                                                               ----------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)


                                                          Principal    Value
                  Security Description                     Amount     (Note 2)
 LOANS(10)(11)(12) (continued)
 Diagnostic Equipment -- 0.0%
   Immucor, Inc. FRS
    BTL-B3
    7.39% (3 ML + 5.00%)
    due 06/15/2021....................................... $  108,625 $  110,481
                                                                     ----------
 Diagnostic Kits -- 0.6%
   Ortho-Clinical Diagnostics SA FRS
    BTL-B
    5.49% (1 ML + 3.25%)
    due 06/30/2025.......................................  2,005,029  2,010,401
                                                                     ----------
 Dialysis Centers -- 0.3%
   U.S. Renal Care, Inc. FRS
    BTL-B
    6.64% (3 ML + 4.25%)
    due 12/31/2022.......................................  1,151,448  1,121,223
                                                                     ----------
 Direct Marketing -- 0.3%
   Red Ventures LLC FRS
    BTL-B
    6.24% (1 ML + 4.00%)
    due 11/08/2024.......................................    911,513    921,957
                                                                     ----------
 Disposable Medical Products -- 0.2%
   Sterigenics-Nordion Holdings LLC FRS
    BTL-B
    5.24% (1 ML + 3.00%)
    due 05/15/2022.......................................    659,546    660,206
                                                                     ----------
 Distribution/Wholesale -- 1.0%
   American Builders & Contractors Supply Co., Inc. FRS
    BTL-B2
    4.24% (1 ML + 2.00%)
    due 10/31/2023.......................................  1,118,054  1,114,624
   Patriot Container Corp. FRS
    1st Lien
    5.71% (1 ML + 3.50%)
    due 03/20/2025.......................................    383,075    384,272
   Spin Holdco, Inc. FRS
    BTL-B
    5.59% (3 ML + 3.25%)
    due 11/14/2022.......................................  1,158,123  1,161,308
   Univar USA, Inc. FRS
    BTL-B3
    4.49% (1 ML + 2.25%)
    due 07/01/2024.......................................    784,671    786,088
                                                                     ----------
                                                                      3,446,292
                                                                     ----------
 E-Commerce/Products -- 0.3%
   Rodan & Fields LLC FRS
    BTL-B
    6.16% (1 ML + 4.00%)
    due 06/06/2025.......................................  1,147,125  1,157,879
   Rodan & Fields LLC FRS
    BTL-B
    8.25% (USFRBPLR + 3.00%)
    due 06/06/2025.......................................      2,875      2,902
                                                                     ----------
                                                                      1,160,781
                                                                     ----------

                                               Principal    Value
                  Security Description          Amount     (Note 2)
            E-Commerce/Services -- 0.3%
              Hoya Midco LLC FRS
               BTL-B
               5.72% (1 ML + 3.50%)
               due 06/30/2024................. $1,002,263 $  997,251
                                                          ----------
            Educational Software -- 0.3%
              Blackboard, Inc. FRS
               BTL-B4
               7.33% (3 ML + 5.00%)
               due 06/30/2021.................  1,192,399  1,148,677
                                                          ----------
            Electric-Generation -- 0.6%
              APLP Holdings LP FRS
               BTL
               5.24% (1 ML + 3.00%)
               due 04/13/2023.................    953,429    956,606
              TEX Operations Co. LLC FRS
               BTL-B
               4.24% (1 ML + 2.00%)
               due 08/04/2023.................    769,959    769,959
              Vistra Endergy Corp. FRS
               BTL-B
               4.16%-4.24% (1 ML + 2.00%)
               due 12/31/2025.................    578,550    578,550
                                                          ----------
                                                           2,305,115
                                                          ----------
            Electric-Integrated -- 0.4%
              Talen Energy Supply LLC FRS
               BTL-B1
               6.24% (1 ML + 4.00%)
               due 07/15/2023.................    610,156    613,969
              Talen Energy Supply LLC FRS
               BTL-B2
               6.24% (1 ML + 4.00%)
               due 04/15/2024.................    735,750    739,245
                                                          ----------
                                                           1,353,214
                                                          ----------
            Enterprise Software/Service -- 1.3%
              Applied Systems, Inc. FRS
               BTL-B
               5.39% (3 ML + 3.00%)
               due 09/19/2024.................    178,200    179,140
              Applied Systems, Inc. FRS
               2nd Lien
               9.39% (3 ML + 7.00%)
               due 09/19/2025.................    205,000    209,027
              BMC Software Finance, Inc. FRS
               BTL-B2
               5.49% (1 ML + 3.25%)
               due 09/10/2022.................  1,468,097  1,475,895
              Kronos, Inc. FRS
               1st Lien
               5.34% (3 ML + 3.00%)
               due 11/01/2023.................  2,194,733  2,204,559
              Kronos, Inc. FRS
               2nd Lien
               10.59% (3 ML + 8.25%)
               due 11/01/2024.................    440,000    448,800
                                                          ----------
                                                           4,517,421
                                                          ----------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)


                                                   Principal    Value
                  Security Description              Amount     (Note 2)
        LOANS(10)(11)(12) (continued)
        Finance-Auto Loans -- 0.3%
          Capital Automotive LP FRS
           BTL-B
           4.75% (1 ML + 2.50%)
           due 03/24/2024......................... $  306,730 $  306,730
          Capital Automotive LP FRS
           2nd Lien
           8.25% (1 ML + 6.00%)
           due 03/24/2025.........................    855,674    868,509
                                                              ----------
                                                               1,175,239
                                                              ----------
        Finance-Commercial -- 1.2%
          Financial Risk US Holdings, Inc. FRS
           BTL
           coupon TBD
           due 10/01/2025.........................  1,735,000  1,730,973
          Pi US Mergerco, Inc. FRS
           1st Lien
           5.74% (1 ML + 3.50%)
           due 12/20/2024.........................  2,452,675  2,444,091
                                                              ----------
                                                               4,175,064
                                                              ----------
        Finance-Credit Card -- 0.4%
          Blackhawk Network Holdings LLC FRS
           1st Lien
           5.39% (3 ML + 3.00%)
           due 06/15/2025.........................  1,311,713  1,318,818
                                                              ----------
        Finance-Mortgage Loan/Banker -- 0.6%
          Walter Investment Management Corp. FRS
           BTL-B
           8.24% (1 ML + 6.00%)
           due 06/30/2022.........................  2,295,209  2,158,931
                                                              ----------
        Food-Baking -- 0.3%
          Hostess Brands LLC FRS
           BTL-B
           4.49% (1 ML + 2.25%)
           due 08/03/2022.........................  1,042,072  1,042,593
                                                              ----------
        Food-Dairy Products -- 0.5%
          Chobani LLC FRS
           BTL-B
           5.72% (1 ML + 3.50%)
           due 10/10/2023.........................    722,928    704,854
          Milk Specialties Co. FRS
           BTL-B
           6.24% (1 ML + 4.00%)
           due 08/16/2023.........................    986,860    986,860
                                                              ----------
                                                               1,691,714
                                                              ----------
        Food-Fl our & Grain -- 0.0%
          C.H. Guenther & Son, Inc. FRS
           BTL-B
           4.99% (1 ML + 2.75%)
           due 03/31/2025.........................    119,700    119,550
                                                              ----------
        Food-Meat Products -- 0.5%
          Informatica LLC FRS
           BTL-B
           4.84%-4.89% (3 ML + 2.50%)
           due 10/30/2022.........................  1,627,304  1,629,338
                                                              ----------

                                                    Principal    Value
                  Security Description               Amount     (Note 2)
       Food-Misc./Diversified -- 0.6%
         Dole Food Co., Inc. FRS
          BTL-B
          4.88%-4.99% (1 ML + 2.75%)
          due 04/06/2024........................... $  644,787 $  644,082
         Dole Food Co., Inc. FRS
          BTL-B
          5.14% (3 ML + 2.75%)
          due 04/06/2024...........................     14,329     14,313
         Dole Food Co., Inc. FRS
          BTL-B
          7.00% (USFRBPLR + 1.75%)
          due 04/06/2024...........................      4,478      4,473
         H Food Holdings LLC FRS
          First Lien
          5.24% (1 ML + 3.00%)
          due 05/23/2025...........................    977,550    974,128
         Sigma Bidco BV FRS
          BTL-B
          5.11% (1 ML + 3.00%)
          due 07/02/2025...........................    385,000    384,519
                                                               ----------
                                                                2,021,515
                                                               ----------
       Food-Retail -- 0.4%
         Albertson's LLC FRS
          BTL-B4
          4.99% (1 ML + 2.75%)
          due 08/25/2021...........................  1,036,604  1,037,382
         Albertson's LLC FRS
          BTL-B5
          5.38% (3 ML + 3.00%)
          due 12/21/2022...........................    459,673    459,902
                                                               ----------
                                                                1,497,284
                                                               ----------
       Gambling (Non-Hotel) -- 0.3%
         Scientific Games International, Inc. FRS
          BTL-B4
          4.99% (1 ML + 2.75%)
          due 08/14/2024...........................    179,180    178,844
         Scientific Games International, Inc. FRS
          BTL-B4
          5.04% (2 ML + 2.75%)
          due 08/14/2024...........................    751,145    749,737
                                                               ----------
                                                                  928,581
                                                               ----------
       Hotels/Motels -- 1.5%
         Playa Resorts Holding BV FRS
          BTL-B
          4.99% (1 ML + 2.75%)
          due 04/29/2024...........................  2,107,845  2,090,281
         Wyndham Hotels & Resorts, Inc. FRS
          BTL -B
          3.99% (1 ML + 1.75%)
          due 05/30/2025...........................  3,375,000  3,384,281
                                                               ----------
                                                                5,474,562
                                                               ----------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)


                                                      Principal    Value
                 Security Description                  Amount     (Note 2)
    LOANS(10)(11)(12) (continued)
    Housewares -- 0.4%
      American Greetings Corp Term Loan FRS
       BTL
       6.74% (1 ML + 4.50%)
       due 04/06/2024................................ $  553,613 $  554,996
      American Greetings Corp Term Loan FRS
       BTL
       coupon TBD
       due 04/06/2024................................    100,000    100,250
      Libbey Glass, Inc. FRS
       BTL-B
       5.13% (1 ML + 3.00%)
       due 04/09/2021................................    866,719    865,636
                                                                 ----------
                                                                  1,520,882
                                                                 ----------
    Human Resources -- 0.4%
      CHG Healthcare Services, Inc. FRS
       1st Lien
       5.24% (1 ML + 3.00%)
       due 06/07/2023................................    319,965    321,498
      CHG Healthcare Services, Inc. FRS
       1st Lien
       5.34% (3 ML + 3.00%)
       due 06/07/2023................................    570,035    572,767
      Team Health Holdings, Inc. FRS
       BTL-B
       4.99% (1 ML + 2.75%)
       due 02/06/2024................................    576,422    558,409
                                                                 ----------
                                                                  1,452,674
                                                                 ----------
    Instruments-Controls -- 0.3%
      Deliver Buyer, Inc. FRS
       BTL-B
       7.31% (3 ML + 5.00%)
       due 05/01/2024................................  1,044,710  1,053,199
                                                                 ----------
    Insurance-Multi-line -- 0.0%
      Genworth Holdings, Inc. FRS
       BTL
       6.65% (1 ML + 4.50%)
       due 03/07/2023................................    154,613    157,705
                                                                 ----------
    Insurance-Property/Casualty -- 0.6%
      Sedgwick Claims Management Services, Inc. FRS
       1st Lien
       4.99% (1 ML + 2.75%)
       due 03/01/2021................................  1,244,854  1,245,113
      Sedgwick Claims Management Services, Inc. FRS
       2nd Lien
       7.99% (1 ML + 5.75%)
       due 02/28/2022................................    749,281    751,388
      Sedgwick Claims Management Services, Inc. FRS
       2nd Lien
       8.06% (3 ML + 5.75%)
       due 02/28/2022................................    220,719    221,339
                                                                 ----------
                                                                  2,217,840
                                                                 ----------
    Internet Gambling -- 0.2%
      GVC Holdings PLC FRS
       BTL-B2
       4.74% (1 ML + 2.50%)
       due 03/29/2024................................    751,225    752,790
                                                                 ----------

                                                    Principal    Value
                 Security Description                Amount     (Note 2)
      Investment Companies -- 0.7%
        TKC Holdings, Inc. FRS
         1st Lien
         6.00% (1 ML + 3.75%)
         due 02/01/2023............................ $1,669,971 $1,668,719
        UFC Holdings LLC FRS
         BTL-B
         5.50% (1 ML + 3.25%)
         due 08/18/2023............................    819,605    823,703
                                                               ----------
                                                                2,492,422
                                                               ----------
      Investment Management/Advisor Services -- 0.1%
        FB Income Advisor LLC FRS
         BTL-B
         4.63% (1 ML + 2.50%)
         due 08/01/2025............................    355,000    356,555
                                                               ----------
      Machinery-Construction & Mining -- 0.2%
        International Equipment Solutions LLC FRS
         BTL-B
         7.89% (3 ML + 5.50%)
         due 08/15/2022............................    587,287    587,287
                                                               ----------
      Machinery-Electrical -- 0.5%
        Brookfield Wec Holdings, Inc. FRS
         1st Lien
         5.99% (1 ML + 3.75%)
         due 08/01/2025............................  1,290,000  1,305,319
        Brookfield WEC Holdings, Inc. FRS
         2nd Lien
         8.99% (1 ML + 6.75%)
         due 08/03/2026............................    515,000    523,154
                                                               ----------
                                                                1,828,473
                                                               ----------
      Machinery-General Industrial -- 0.8%
        Gardner Denver, Inc. FRS
         BTL-B1
         4.99% (1 ML + 2.75%)
         due 07/30/2024............................  1,576,733  1,585,711
        Pro Mach Group, Inc. FRS
         BTL-B
         5.13% (1 ML + 3.00%)
         due 03/07/2025............................    975,100    971,931
        Zodiac Pool Solutions LLC FRS
         BTL-B
         4.49% (1 ML + 2.25%)
         due 07/02/2025............................    319,200    320,663
                                                               ----------
                                                                2,878,305
                                                               ----------
      Machinery-Pumps -- 0.6%
        NN, Inc. FRS
         BTL
         5.49% (1 ML + 3.25%)
         due 04/02/2021............................    531,100    530,436
        NN, Inc. FRS
         BTL-B
         5.99% (1 ML + 3.75%)
         due 10/19/2022............................    712,005    713,192

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)


                                                       Principal    Value
                 Security Description                   Amount     (Note 2)
   LOANS(10)(11)(12) (continued)
   Machinery-Pumps (continued)
     Titan Acquisition, Ltd. FRS
      BTL-B
      5.24% (1 ML + 3.00%)
      due 03/28/2025.................................. $  776,100 $  751,119
                                                                  ----------
                                                                   1,994,747
                                                                  ----------
   Medical Information Systems -- 0.4%
     Iqvia, Inc. FRS
      BTL-B
      4.14% (3 ML + 1.75%)
      due 06/11/2025..................................  1,296,750  1,296,102
                                                                  ----------
   Medical Instruments -- 0.1%
     CryoLife, Inc. FRS
      BTL-B
      6.39% (3 ML + 4.00%)
      due 11/14/2024..................................    486,325    490,580
                                                                  ----------
   Medical Labs & Testing Services -- 1.3%
     Enterprise Merger Sub, Inc. FRS
      BTL-B
      coupon TBD
      due 10/10/2025..................................  3,744,578  3,735,216
     Explorer Holdings, Inc. FRS
      BTL-B
      6.14% (3 ML + 3.75%)
      due 05/02/2023..................................    261,654    263,126
     Jaguar Holding Co. II FRS
      BTL
      4.74% (1 ML + 2.50%)
      due 08/18/2022..................................    526,213    526,410
                                                                  ----------
                                                                   4,524,752
                                                                  ----------
   Medical Products -- 0.2%
     Auris Luxembourg III SARL FRS
      BTL-B
      coupon TBD
      due 07/20/2025..................................    165,000    166,960
     Greatbatch, Ltd. FRS
      BTL-B
      5.14% (1 ML + 3.00%)
      due 10/27/2022..................................    453,414    456,005
                                                                  ----------
                                                                     622,965
                                                                  ----------
   Medical-Drugs -- 0.5%
     PharMerica Corp. FRS
      1st Lien
      5.65% (1 ML + 3.50%)
      due 12/06/2024..................................    781,075    785,224
     Valeant Pharmaceuticals International, Inc. FRS
      BTL-B
      5.10% (1 ML + 3.00%)
      due 06/02/2025..................................  1,047,298  1,052,389
                                                                  ----------
                                                                   1,837,613
                                                                  ----------
   Medical-Generic Drugs -- 0.5%
     Amneal Pharmaceuticals LLC FRS
      BTL-B
      5.74% (1 ML + 3.50%)
      due 05/04/2025..................................  1,062,091  1,071,053

                                                   Principal    Value
                  Security Description              Amount     (Note 2)
        Medical-Generic Drugs (continued)
          Endo Luxembourg Finance Co. I SARL FRS
           BTL-B
           6.49% (1 ML + 4.25%)
           due 04/29/2024......................... $  765,313 $  770,335
                                                              ----------
                                                               1,841,388
                                                              ----------
        Medical-HMO -- 0.2%
          One Call Corp. FRS
           BTL-B1
           7.38% (1 ML + 5.25%)
           due 11/25/2022.........................    872,620    826,444
                                                              ----------
        Medical-Hospitals -- 1.9%
          Acadia Healthcare Co, Inc. FRS
           BTL-B2
           4.74% (1 ML + 2.50%)
           due 02/16/2023.........................    586,046    589,709
          AHP Health Partners, Inc. FRS
           BTL-B
           6.74% (1 ML + 4.50%)
           due 06/30/2025.........................  1,002,488  1,013,765
          CCS-CMGC Holdings, Inc. FRS
           1st Lien
           coupon TBD
           due 09/20/2025.........................    810,000    810,000
          CHS/Community Health Systems, Inc. FRS
           BTL-H
           5.56% (3 ML + 3.25%)
           due 01/27/2021.........................  1,015,511  1,000,137
          Envision Healthcare Corp. FRS
           BTL-C
           5.25% (1 ML + 3.00%)
           due 12/01/2023.........................  1,010,997  1,009,733
          Prospect Medical Holdings, Inc. FRS
           BTL-B
           7.63% (1 ML + 5.50%)
           due 02/22/2024.........................    492,525    496,219
          Quorum Health Corp. FRS
           BTL
           8.99% (1 ML + 6.75%)
           due 04/29/2022.........................    325,264    328,679
          Select Medical Corp. FRS
           BTL-B
           4.90% (1 ML + 2.75%)
           due 03/01/2021.........................    942,574    948,080
          Select Medical Corp. FRS
           BTL-B
           7.00% (USFRBPLR + 1.75%)
           due 03/01/2021.........................      3,026      3,036
          Surgery Center Holdings, Inc. FRS
           1st Lien
           5.57% (3 ML + 3.25%)
           due 09/02/2024.........................    727,650    727,832
                                                              ----------
                                                               6,927,190
                                                              ----------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)


                                               Principal    Value
                 Security Description           Amount     (Note 2)
           LOANS(10)(11)(12) (continued)
           Medical-Outpatient/Home Medical -- 0.1%
             21st Century Oncology, Inc. FRS
              BTL-B
              8.47% (3 ML + 6.13%)
              due 01/16/2023.................. $  360,316 $  338,697
                                                          ----------
           Metal-Diversified -- 0.3%
             Unimin Corp. FRS
              BTL
              6.14% (3 ML + 3.75%)
              due 06/01/2025..................  1,137,150  1,064,941
                                                          ----------
           Motion Pictures & Services -- 0.5%
             Delta 2 Lux SARL FRS
              BTL-B
              4.74% (1 ML + 2.50%)
              due 02/01/2024..................  1,779,690  1,764,118
                                                          ----------
           Non-Hazardous Waste Disposal -- 0.2%
             Wrangler Buyer Corp. FRS
              BTL-B
              4.99% (1 ML + 2.75%)
              due 09/27/2024..................    729,861    733,358
                                                          ----------
           Oil & Gas Drilling -- 0.5%
             Paragon Offshore Finance Co.
              Escrow Loans
              7.00% due 07/18/2021+(5)(7).....      1,745          0
             Seadrill Operating LP FRS
              BTL-B
              8.39% (3 ML + 6.00%)
              due 02/21/2021..................  1,989,497  1,882,975
                                                          ----------
                                                           1,882,975
                                                          ----------
           Oil Companies-Exploration & Production -- 0.7%
             California Resources Corp. FRS
              1st Lien
              6.96% (1 ML + 4.75%)
              due 12/31/2022..................    650,000    663,000
             Fieldwood Energy LLC FRS
              First Lien
              7.49% (1 ML + 5.25%)
              due 04/11/2022..................    480,382    482,784
             Fieldwood Energy LLC FRS
              2nd Lien
              9.49% (1 ML + 7.25%)
              due 04/11/2023..................    128,766    124,582
             Gavilan Resources LLC FRS
              2nd Lien
              8.17% (1 ML + 6.00%)
              due 03/01/2024..................    470,000    442,975
             Ultra Resources, Inc. FRS
              1st Lien
              5.17% (1 ML + 3.00%)
              due 04/12/2024..................    705,000    633,619
                                                          ----------
                                                           2,346,960
                                                          ----------
           Oil Field Machinery & Equipment -- 0.0%
             Thermon Industries, Inc. FRS
              BTL-B
              5.85% (2 ML + 3.75%)
              due 10/24/2024..................    158,940    159,735
                                                          ----------

                                                      Principal    Value
                 Security Description                  Amount     (Note 2)
    Oil-Field Services -- 0.8%
      McDermott Technology Americas, Inc. FRS
       1st Lien
       7.24% (1 ML + 5.00%)
       due 05/12/2025................................ $1,179,075 $1,192,929
      MRC Global US, Inc. FRS
       BTL-B
       5.24% (1 ML + 3.00%)
       due 09/20/2024................................  1,002,425  1,004,931
      Weatherford International, Ltd. FRS
       BTL
       3.68% (1 ML + 1.43%)
       due 07/13/2020................................    653,226    645,061
                                                                 ----------
                                                                  2,842,921
                                                                 ----------
    Pharmacy Services -- 0.4%
      Change Healthcare Holdings LLC FRS
       BTL-B
       4.99% (1 ML + 2.75%)
       due 03/01/2024................................  1,591,546  1,596,189
                                                                 ----------
    Pipelines -- 0.7%
      Lotus Midstream LLC FRS
       BTL-B
       coupon TBD
       due 09/25/2025................................    285,000    286,425
      Medallion Midland Acquisition LLC FRS
       1st Lien
       5.49% (1 ML + 3.25%)
       due 10/30/2024................................  1,109,430  1,099,030
      Traverse Midstream Partners LLC FRS
       BTL-B
       6.16% (3 ML + 4.00%)
       due 09/27/2024................................  1,225,000  1,231,562
                                                                 ----------
                                                                  2,617,017
                                                                 ----------
    Pollution Control -- 0.1%
      Filtration Group Corp. FRS
       1st Lien
       5.24% (1 ML + 3.00%)
       due 03/29/2025................................    407,950    410,330
                                                                 ----------
    Printing-Commercial -- 0.3%
      Fort Dearborn Co. FRS
       1st Lien
       6.10% (1 ML + 4.00%)
       due 10/19/2023................................      3,416      3,211
      Fort Dearborn Co. FRS
       1st Lien
       6.34% (3 ML + 4.00%)
       due 10/19/2023................................  1,129,055  1,061,312
                                                                 ----------
                                                                  1,064,523
                                                                 ----------
    Publishing-Books -- 0.2%
      McGraw-Hill Global Education Holdings LLC FRS
       BTL-B
       6.24% (1 ML + 4.00%)
       due 05/04/2022................................    860,130    834,326
                                                                 ----------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)


                                                    Principal    Value
                  Security Description               Amount     (Note 2)
       LOANS(10)(11)(12) (continued)
       Publishing-Periodicals -- 0.2%
         Meredith Corp. FRS
          BTL-B
          5.24% (1 ML + 3.00%)
          due 01/31/2025........................... $  806,614 $  810,983
                                                               ----------
       Real Estate Investment Trusts -- 0.6%
         iStar, Inc. FRS
          BTL-B
          4.87%-4.92% (1 ML + 2.75%)
          due 06/28/2023...........................  1,441,387  1,441,387
         Uniti Group, Inc. FRS
          BTL-B
          5.24% (1 ML + 3.00%)
          due 10/24/2022...........................    761,437    727,554
                                                               ----------
                                                                2,168,941
                                                               ----------
       Real Estate Operations & Development -- 0.1%
         Lightstone Generation LLC FRS
          BTL-B
          5.99% (1 ML + 3.75%)
          due 01/30/2024...........................    486,256    482,870
         Lightstone Generation LLC FRS
          BTL-C
          5.99% (1 ML + 3.75%)
          due 01/30/2024...........................     26,117     25,935
                                                               ----------
                                                                  508,805
                                                               ----------
       Recycling -- 0.1%
         Gopher Resource LLC FRS
          BTL
          5.49% (1 ML + 3.25%)
          due 03/06/2025...........................    260,120    260,607
                                                               ----------
       Research & Development -- 0.1%
         PAREXEL International Corp. FRS
          BTL-B
          4.99% (1 ML + 2.75%)
          due 09/27/2024...........................    227,700    226,206
                                                               ----------
       Retail-Bedding -- 0.2%
         Serta Simmons Bedding LLC FRS
          1st Lien
          5.60%-5.63% (1 ML + 3.50%)
          due 11/08/2023...........................    965,300    870,278
                                                               ----------
       Retail-Building Products -- 0.6%
         84 Lumber Co. FRS
          BTL-B1
          7.47% (1 ML + 5.25%)
          due 10/25/2023...........................  1,201,202  1,210,211
         SiteOne Landscape Supply Holding LLC FRS
          BTL-E
          4.89% (1 ML + 2.75%)
          due 10/29/2024...........................    896,252    901,854
                                                               ----------
                                                                2,112,065
                                                               ----------
       Retail-Major Department Stores -- 0.3%
         Neiman Marcus Group, Ltd. LLC FRS
          BTL
          5.37% (1 ML + 3.25%)
          due 10/25/2020...........................  1,104,202  1,023,458
                                                               ----------

                                                    Principal    Value
                  Security Description               Amount     (Note 2)
       Retail-Misc./Diversified -- 0.2%
         Leslie's Poolmart, Inc. FRS
          BTL-B
          5.70% (2 ML + 3.50%)
          due 08/16/2023........................... $  870,253 $  868,622
                                                               ----------
       Retail-Pet Food & Supplies -- 0.1%
         PetSmart, Inc. FRS
          BTL-B
          5.12% (1 ML + 3.00%)
          due 03/11/2022...........................    569,858    498,388
                                                               ----------
       Retail-Sporting Goods -- 0.4%
         Bass Pro Group LLC FRS
          BTL-B
          7.24% (1 ML + 5.00%)
          due 09/25/2024...........................  1,301,850  1,314,462
                                                               ----------
       Retail-Vitamins & Nutrition Supplements -- 0.3%
         Isagenix International LLC FRS
          BTL
          8.14% (3 ML + 5.75%)
          due 06/14/2025...........................    943,063    944,241
                                                               ----------
       Rubber/Plastic Products -- 0.6%
         Gates Global LLC FRS
          BTL-B2
          4.99% (1 ML + 2.75%)
          due 04/01/2024...........................  1,215,750  1,222,588
         U.S. Farathane LLC FRS
          BLT-B4
          5.89% (3 ML + 3.50%)
          due 12/23/2021...........................  1,015,574  1,019,383
                                                               ----------
                                                                2,241,971
                                                               ----------
       Schools -- 0.7%
         Laureate Education, Inc. FRS
          BTL-B
          5.74% (1 ML + 3.50%)
          due 04/26/2024...........................  1,424,416  1,430,647
         SSH Group Holdings, Inc. FRS
          1st Lien
          6.59% (3 ML + 4.25%)
          due 07/30/2025...........................    945,000    952,560
                                                               ----------
                                                                2,383,207
                                                               ----------
       Security Services -- 0.4%
         Prime Security Services Borrower LLC FRS
          BTL-B1
          4.99% (1 ML + 2.75%)
          due 05/02/2022...........................  1,479,614  1,486,189
                                                               ----------
       Soap & Cleaning Preparation -- 0.7%
         Diamond BC BV FRS
          BTL
          5.24% (1 ML + 3.00%)
          due 09/06/2024...........................  1,096,713  1,074,093
         KIK Custom Products, Inc. FRS
          BTL-B
          6.24% (1 ML + 4.00%)
          due 05/15/2023...........................    809,167    804,615

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)


                                                   Principal    Value
                 Security Description               Amount     (Note 2)
       LOANS(10)(11)(12) (continued)
       Soap & Cleaning Preparation (continued)
         Zep, Inc. FRS
          1st Lien
          6.38% (3 ML + 4.00%)
          due 08/12/2024.......................... $  757,350 $  719,798
                                                              ----------
                                                               2,598,506
                                                              ----------
       Storage/Warehousing -- 0.1%
         Moda Midstream LLC FRS
          BTL-B
          coupon TBD
          due 09/26/2025..........................    175,000    176,531
                                                              ----------
       Telecom Services -- 1.0%
         Securus Technologies Holdings, Inc. FRS
          1st Lien
          6.74% (1 ML + 4.50%)
          due 11/01/2024..........................  1,038,551  1,040,499
         Securus Technologies Holdings, Inc. FRS
          2nd Lien
          10.49% (1 ML + 8.25%)
          due 11/01/2025..........................    505,000    505,000
         Securus Technology Holdings LLC FRS
          Delayed Draw
          coupon TBD
          due 11/01/2024..........................    132,000    132,247
         Telenet Financing USD LLC FRS
          BTL-AN
          4.41% (3 ML + 2.25%)
          due 08/15/2026..........................  1,145,000  1,139,513
         West Corp. FRS
          BTL-B
          6.24% (1 ML + 4.00%)
          due 10/10/2024..........................    685,799    683,418
                                                              ----------
                                                               3,500,677
                                                              ----------
       Telecommunication Equipment -- 0.3%
         Global Tel*Link Corp. FRS
          1st Lien
          6.39% (3 ML + 4.00%)
          due 05/23/2020..........................    943,225    948,177
         Sorenson Communications LLC FRS
          BTL-B
          8.14% (3 ML + 5.75%)
          due 04/30/2020..........................     98,711     98,958
                                                              ----------
                                                               1,047,135
                                                              ----------
       Telephone-Integrated -- 1.0%
         CenturyLink, Inc. FRS
          BTL-B
          4.99% (1 ML + 2.75%)
          due 01/31/2025..........................  2,037,797  2,023,363
         Frontier Communications Corp. FRS
          BTL-B
          6.00% (1 ML + 3.75%)
          due 06/15/2024..........................    613,447    600,794

                                                    Shares/
                                                   Principal     Value
                 Security Description               Amount      (Note 2)
      Telephone-Integrated (continued)
        TDC A/S FRS
         BTL-B2
         5.84% (3 ML + 3.50%)
         due 05/31/2025........................... $  822,938 $    831,990
                                                              ------------
                                                                 3,456,147
                                                              ------------
      Television -- 0.2%
        Tribune Media Co. FRS
         BTL-B
         5.24% (1 ML + 3.00%)
         due 12/27/2020...........................     53,618       53,886
        Tribune Media Co. FRS
         BTL-C
         5.24% (1 ML + 3.00%)
         due 01/27/2024...........................    668,275      669,945
                                                              ------------
                                                                   723,831
                                                              ------------
      Theaters -- 0.6%
        CDS U.S. Intermediate Holdings, Inc. FRS
         BTL-B
         6.14% (3 ML + 3.75%)
         due 07/08/2022...........................  1,227,223    1,205,747
        Cineworld, Ltd. FRS
         BTL-B
         4.74% (1 ML + 2.50%)
         due 02/28/2025...........................  1,009,925    1,008,101
                                                              ------------
                                                                 2,213,848
                                                              ------------
      Transport-Services -- 0.2%
        Ceva Group PLC FRS
         BTL-B
         6.14% (3 ML + 3.75%)
         due 07/24/2025...........................    790,000      789,012
                                                              ------------
      Veterinary Diagnostics -- 0.3%
        NVA Holdings, Inc. FRS
         BTL-B3
         4.99% (1 ML + 2.75%)
         due 02/02/2025...........................  1,034,800    1,032,213
                                                              ------------
      Vitamins & Nutrition Products -- 0.1%
        HLF Financing SARL LLC FRS
         BTL-B
         5.49% (1 ML + 3.25%)
         due 08/18/2025...........................    300,000      301,875
                                                              ------------
      Web Hosting/Design -- 0.0%
        WEB.COM Group, Inc. FRS
         BTL-B
         Coupon TBD
         due 09/14/2025...........................    115,000      115,672
                                                              ------------
      Total Loans
         (cost $203,177,506)......................             201,872,315
                                                              ------------
      COMMON STOCKS -- 0.2%
      Auto/Truck Parts & Equipment-Original -- 0.0%
        Lear Corp.................................         80       11,600
                                                              ------------
      Electric-Generation -- 0.0%
        Vistra Energy Corp. CVR+(5)(13)...........     27,942       20,956
                                                              ------------

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)

                                                     Shares/
                                                    Principal     Value
                Security Description                 Amount      (Note 2)
    COMMON STOCKS (continued)
    Multimedia -- 0.0%
      Haights Cross Communication,
       Inc.+(5)(7)(13)............................     19,388  $          0
                                                               ------------
    Television -- 0.2%
      ION Media Networks, Inc.+(5)(7)(13).........        660       554,519
                                                               ------------
    Total Common Stocks
       (cost $167,312)............................                  587,075
                                                               ------------
    PREFERRED SECURITIES -- 0.2%
    Diversified Banking Institutions -- 0.2%
      GMAC Capital Trust I FRS
       Series 2
       8.10%
       (3 ML+5.79%)
       (cost $770,412)............................     30,000       789,000
                                                               ------------
    PREFERRED SECURITIES/CAPITAL SECURITIES -- 0.6%
    Banks-Super Regional -- 0.5%
      Huntington Bancshares, Inc.
       Series E
       5.70% due 04/15/2023(14)................... $  860,000       852,475
      KeyCorp.
       Series D
       5.00% due 09/15/2026(14)...................    880,000       862,400
                                                               ------------
                                                                  1,714,875
                                                               ------------
    Insurance-Multi-line -- 0.1%
      Voya Financial, Inc.
       5.65% due 05/15/2053.......................    460,000       463,450
                                                               ------------
    Total Preferred Securities/Capital Securities
       (cost $2,220,184)..........................                2,178,325
                                                               ------------
    Total Long-Term Investment Securities
       (cost $359,866,775)........................              356,597,536
                                                               ------------
    SHORT-TERM INVESTMENT SECURITIES -- 1.7%
    Registered Investment Companies -- 1.7%
      State Street Institutional U.S. Government
       Money Market Fund,
       Premier Class
       1.97%(15)
       (cost $6,076,828)..........................  6,076,828     6,076,828
                                                               ------------
    TOTAL INVESTMENTS
       (cost $365,943,603)(16)....................      101.6%  362,674,364
    Liabilities in excess of other assets.........       (1.6)   (5,829,558)
                                                   ----------  ------------
    NET ASSETS                                          100.0% $356,844,806
                                                   ==========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At September 30, 2018, the aggregate value of these securities was $89,436,183 representing 25.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
+    Non-income producing security.
(1)  Commercial Mortgage Backed Security.
(2) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)  Security in default of interest.
(4)  Company has filed for bankruptcy protection.
(5) Illiquid security. At September 30, 2018, the aggregate value of these securities was $581,312 representing 0.2% of net assets.
(6) PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(7)  Securities classified as Level 3 (see Note 2).
(8)  Security in default of interest and principal at maturity.
(9) PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.
(10) Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(11) The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(12) All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(13) Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note
     2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2018, the Fund held the following restricted securities:

                                                                Value   % of
                       Acquisition        Acquisition            Per    Net
  Description             Date     Shares    Cost      Value    Share  Assets
  -----------          ----------- ------ ----------- -------- ------- ------
  Common Stocks
  Vistra Energy Corp.
   CVR................ 10/06/2016  27,942  $      0   $ 20,956 $  0.75  0.00%
  Haights Cross
   Communications,
   Inc................ 01/27/2004   1,491    13,216
                       06/06/2005  17,897   154,089
                                   ------  --------
                                   19,388   167,305          0    0.00  0.00
  ION Media Networks,
   Inc................ 12/21/2016     660         7    554,519  840.18  0.16
                                                      --------          ----
                                                      $575,475          0.16%
                                                      ========          ====

        AIG Flexible Credit Fund
        PORTFOLIO OF INVESTMENTS -- September 30, 2018 -- (unaudited)
        (continued)

(14) Perpetual maturity -- maturity date reflects the next call date.
(15) The rate shown is the 7-day yield as of September 30, 2018.
(16) See Note 5 for cost of investments on a tax basis.
BTL --Bank Term Loan
CVR --Contingent Value Rights
TBD --Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.
FRS --Floating Rate Security
VRS --Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at September 30, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend
1    ML -- 1 Month USD Libor
2    ML -- 2 Month USD Libor
3    ML -- 3 Month USD Libor
6    ML -- 6 Month USD Libor
USFRBPLR --US Federal Reserve Bank Prime Loan Rate

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2018 (see Note 2):

                                         Level 1 -- Unadjusted Level 2 -- Other  Level 3 -- Significant
                                             Quoted Prices     Observable Inputs  Unobservable Inputs      Total
                                         --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
Asset Backed Securities.................      $       --         $  7,152,424           $     --        $  7,152,424
U.S. Corporate Bonds & Notes:
  Rubber/Plastic Products...............              --                   --                  0                   0
  Other Industries......................              --          121,769,190                 --         121,769,190
Foreign Corporate Bonds & Notes:
  Special Purpose Entity................              --                   --                  0                   0
  Other Industries......................              --           22,249,207                 --          22,249,207
Loans:
  Building-Residential/Commercial.......              --                   --                  0                   0
  Oil & Gas Drilling....................              --            1,882,975                  0           1,882,975
  Other Industries......................              --          199,989,340                 --         199,989,340
Common Stocks:
  Auto/Truck Parts & Equipment-Original.          11,600                   --                 --              11,600
  Electric-Generation...................              --               20,956                 --              20,956
  Other Industries......................              --                   --            554,519             554,519
Preferred Securities....................         789,000                   --                 --             789,000
Preferred Securities/Capital Securities.              --            2,178,325                 --           2,178,325
Short-Term Investment Securities........       6,076,828                   --                 --           6,076,828
                                              ----------         ------------           --------        ------------
Total Investments at Value..............      $6,877,428         $355,242,417           $554,519        $362,674,364
                                              ==========         ============           ========        ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2018 -- (unaudited)

Note 1. Organization

   The SunAmerica Income Funds (the "Trust") is a diversified open-end management investment company organized as a Massachusetts business trust. The Trust currently consists of three different series (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with distinct investment objectives and/or strategies. Each Fund is managed by SunAmerica Asset Management, LLC (the "Adviser" or "SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An investor may invest in one or more of the following Funds: AIG U.S. Government Securities Fund ("U.S. Government Securities Fund"), AIG Strategic Bond Fund ("Strategic Bond Fund"), and AIG Flexible Credit Fund ("Flexible Credit Fund"). The Funds are considered to be separate entities for financial and tax reporting purposes.

   The investment goals and principal investment techniques for each of the Funds are as follows:

   U.S. Government Securities Fund seeks high current income consistent with relative safety of capital by the active trading of U.S. Government securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

   Strategic Bond Fund seeks a high level of total return by the active trading of a broad range of bonds, including both investment grade and non-investment grade U.S. and foreign bonds (which may include "junk bonds"), U.S. and foreign government and agency obligations, and mortgage-backed securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in bonds.

   Flexible Credit Fund seeks a high level of total return by the active trading in credit instruments. Under normal circumstances, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested in credit instruments and derivative instruments and exchange-traded funds ("ETFs") that are linked to, or provide investment exposure to, credit instruments. The Fund considers a credit instrument to be any debt instrument or instrument with debt-like characteristics, including but not limited to, corporate and sovereign bonds, secured floating rate loans and other institutionally traded secured floating rate debt obligations ("Loans"), and securitized instruments, which are securities backed by pools of assets such as mortgages, loans, or other receivables. The credit instruments in which the Fund intends to primarily invest are U.S. and non-U.S. below investment grade, high yield bonds (commonly referred to as "junk bonds") and Loans.

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statements of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in amounts of $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class B shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares convert automatically to Class A shares on the first business day of the month following the eighth anniversary of the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class C shares are offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Class C shares convert automatically to Class A shares approximately ten years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class W shares are offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs. Class W shares of the Flexible Credit Fund and the Strategic Bond Fund commenced operations effective October 1, 2014 and January 29, 2015, respectively.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions except as may otherwise be provided in the Trust's registration statement. Class A, Class B and Class C shares each makes distribution and account

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2018 -- (unaudited) (continued)

   maintenance and service fee payments under the distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), with Class B and Class C shares being subject to higher distribution fee rates. Class W shares have not adopted 12b-1 Plans and make no payments thereunder, however, Class W shares pay a service fee to the Funds' distributor for administrative and shareholder services.

   Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an "interested person," as defined in
   Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Funds are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

   Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities
   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees ("the Board"), etc.)
   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2018 -- (unaudited) (continued)


   The summary of each Fund's asset and liabilities classified in the fair value hierarchy as of September 30, 2018 is reported on a schedule at the end of each Fund's Portfolio of Investments.

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices and when so adjusted, such securities and futures are generally categorized as Level 2.

   Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Senior floating rate loans ("Loans") are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

   Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

   Forward foreign currency contracts ("forward contracts") are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

   Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

   The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2018 -- (unaudited) (continued)

   Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   Derivative Instruments:

   Forward Foreign Currency Contracts: During the period, the Strategic Bond Fund used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates.

   A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund's loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund's maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statements of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

   Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund's Portfolio of Investments.

   Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund's net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund's counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund's financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2018 -- (unaudited) (continued)


   The following tables represent the value of derivatives held as of September 30, 2018, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of September 30, 2018, please refer to the schedule at the end of each Fund's Portfolio of Investments.

                                                                 Liability
                                              Asset Derivatives Derivatives
                                              ----------------- ------------
                                                   Foreign        Foreign
                                                  Exchange        Exchange
                                                  Contracts      Contracts
                                              ----------------- ------------
                                                   Forward        Forward
                                                   Foreign        Foreign
                                                  Currency        Currency
Fund                                            Contracts(1)    Contracts(2)
----                                          ----------------- ------------
Strategic Bond...............................     $180,727         $6,980
                                                  ========         ======

--------
Statement of Assets and Liabilities Location:

(1)Unrealized appreciation on forward foreign currency contracts
(2)Unrealized depreciation on forward foreign currency contracts

                                                                 Change in
                                                                Unrealized
                                                 Realized      Appreciation
                                              Gain (Loss) on (Depreciation) on
                                               Derivatives      Derivatives
                                              Recognized in    Recognized in
                                               Statement of    Statement of
                                                Operations      Operations
                                              -------------- -----------------
                                                 Foreign          Foreign
                                                 Exchange        Exchange
                                                Contracts        Contracts
                                              -------------- -----------------
                                                 Forward          Forward
                                                 Foreign          Foreign
                                                 Currency        Currency
Fund                                           Contracts(1)    Contracts(2)
----                                          -------------- -----------------
Strategic Bond...............................   $1,161,074       $140,823
                                                ==========       ========

--------
Statement of Operations Location:

(1)Net realized gain (loss) on forward contracts
(2)Change in unrealized appreciation (depreciation) on forward contracts

   The following table represents the average monthly balances of derivatives held during the six months ended September 30, 2018:

                                              Average Amount
                                                Outstanding
                                              During the Year
                                              ---------------
                                                  Forward
                                                  Foreign
                                                 Currency
Fund                                           Contracts(1)
----                                          ---------------
Strategic Bond...............................   $17,785,502
                                                ===========

--------
(1)Amounts represent notional amounts in US dollars.

   There were no derivative assets and liabilities subject to Master Agreements outstanding at September 30, 2018. The repurchase agreements held by the Funds as of September 30, 2018, are subject to Master Agreements. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Funds' holdings in repurchase agreements.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2018 -- (unaudited) (continued)


   Mortgage-Backed Dollar Rolls: During the six months ended September 30, 2018, the Strategic Bond Fund entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

   When-Issued Securities and Forward Commitments: Certain Funds may purchase or sell when-issued securities (including TBA securities) that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the six months ended September 30, 2018, the Strategic Bond Fund purchased and/or sold when-issued securities. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

   Loans: The Fund invests in senior loans which generally consist of direct debt obligations of companies (collectively, "Borrowers"), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower's business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

   Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities ("SMBS") are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund's yield.

   Inflation-Indexed Bonds: Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statements of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statements of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2018 -- (unaudited) (continued)


   Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statements of Operations. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Realized gains and losses on the sale of investments are calculated on the identified cost basis. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates.

   Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

   Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

   Dividends from net investment income are accrued daily and paid monthly. Capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The Funds reserve the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually.

   The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

   Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015 -- 2017 or expected to be taken in each Fund's 2018 tax return. The Funds are not aware of any tax provisions for which it is

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2018 -- (unaudited) (continued)

   reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2015.

   Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

   New Accounting Pronouncements: In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements of Regulation S-X to conform them to GAAP for investment companies. The final rule became effective on November 5, 2018. All required changes have been made in accordance with Regulation S-X.

   In August 2018, the FASB issued Accounting Standards Update ("ASU")
   No. 2018-13 "Disclosure Framework -- Changes to the Disclosure Requirements for Fair Value Measurement". The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management is currently evaluating the amendments and their impact, if any, on the Funds' financial statements.

Note 3. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds, who are employees of SunAmerica and its affiliates.

   The Funds pay SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                                                Management
Fund                                                         Assets                Fees
----                                               ---------------------------- ----------
U.S. Government Securities........................           $0 - $200 million    0.650%
                                                   (greater than) $200 million    0.620
                                                   (greater than) $400 million    0.550
Strategic Bond(1).................................           $0 - $350 million    0.650
                                                   (greater than) $350 million    0.600
Flexible Credit(2)................................           $0 - $200 million    0.750
                                                   (greater than) $200 million    0.720
                                                   (greater than) $400 million    0.550

--------
(1)Effective May 1, 2018, the Advisor contractually agreed to waive its advisory fee with respect to the AIG Strategic Bond Fund through July 31, 2019 so that the advisory fee payable by the Fund to the Advisor under the agreement equals 0.40% on the first $350 million and 0.35% above $350 million of average daily net assets.
(2)The Advisor contractually agreed to waive its advisory fee with respect to the AIG Flexible Credit Fund through July 31, 2019 so that the advisory fee payable by the Fund to the Advisor under the agreement equals 0.36% of average daily net assets.

   For the six months ended September 30, 2018 the amount of investment advisory fees waived for Strategic Bond Fund and Flexible Credit Fund were $332,304 and $628,514 respectively. These amounts are reflected in the Statement of Operations.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2018 -- (unaudited) (continued)


   The Strategic Bond Fund is subadvised by PineBridge Investments, LLC ("PineBridge") and the Flexible Credit Fund is subadvised by Newfleet Asset Management, LLC ("Newfleet"). Under the Subadvisory Agreements, PineBridge and Newfleet manage the investment and reinvestment of the assets of the Strategic Bond Fund and the Flexible Credit Fund, respectively.

   SunAmerica pays PineBridge and Newfleet fees out of the investment advisory fees it receives from the respective Funds. The portion of the investment advisory fees received by SunAmerica that are paid to PineBridge and Newfleet Asset Management, LLC with respect to the Strategic Bond Fund and Flexible Credit Fund are as follows:

                                                                                Subadvisory
Fund                                                         Assets                Fees
----                                               ---------------------------- -----------
Strategic Bond(1).................................           $0 - $200 million     0.350%
                                                   (greater than) $200 million     0.250
                                                   (greater than) $500 million     0.200
Flexible Credit(2)................................           $0 - $200 million     0.300
                                                   (greater than) $200 million     0.250
                                                   (greater than) $400 million     0.150

--------
(1)Effective May 1, 2018, PineBridge has contractually agreed to waive a portion of its subadvisory fee through July 31, 2019 so that the subadvisory fee rate paid to PineBridge is 0.17% of average daily net assets.
(2)Newfleet has contractually agreed to waive a portion of its subadvisory fee through July 31, 2019 so that the subadvisory fee rate paid to Newfleet is 0.14% of average daily net assets.

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses, to the extent necessary to cap the Funds' annual fund operating expenses at the following percentages of each Fund's average net assets. For the purposes of waived fees and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired Fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Fund's business. The contractual fee waivers and expense reimbursements will continue indefinitely, subject to termination by the Trustees, including a majority of the Disinterested Trustees.

Fund                                    Percentage
----                                    ----------
U.S. Government Securities Class A.....    0.99%
U.S. Government Securities Class C.....    1.64
Strategic Bond Class A.................    1.40
Strategic Bond Class B.................    2.05
Strategic Bond Class C.................    2.05
Strategic Bond Class W.................    1.20
Flexible Credit Class A................    1.45
Flexible Credit Class C................    2.10
Flexible Credit Class W................    1.25

   For the U.S. Government Securities Fund, any contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Fund within two years after the occurrence of the waivers and/or reimbursements, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

   For the six months ended September 30, 2018, pursuant to the contractual expense limitations in the above tables SunAmerica has waived and/or reimbursed expenses as follows:

                                    Other Expenses
Fund                                  Reimbursed
----                                --------------
U.S. Government Securities.........    $101,101

                                    Class Specific
Fund                                   Expenses
----                                --------------
U.S. Government Securities Class A.    $159,003
U.S. Government Securities Class C.      17,736

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2018 -- (unaudited) (continued)


   At September 30, 2018, expenses previously waived or reimbursed by SunAmerica that are subject to recoupment and expire during the time period indicated are as follows:

                                                              Other Expenses Reimbursed
                                                   ------------------------------------------------
Fund                                               March 31, 2019 March 31, 2020 September 30, 2020
----                                               -------------- -------------- ------------------
U.S. Government Securities........................    $100,787       $180,779         $101,101

                                                          Class Specific Expenses Reimbursed
                                                   ------------------------------------------------
Fund                                               March 31, 2019 March 31, 2020 September 30, 2020
----                                               -------------- -------------- ------------------
U.S. Government Securities Class A................    $190,687       $362,838         $159,003
U.S. Government Securities Class C................      30,259         54,695           17,736

   The Trust, on behalf of each Fund, has entered into a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of each Class (other than Class W shares of the Strategic Bond and Flexible Credit Funds), in accordance with the provisions of Rule 12b-1 under the 1940 Act (each, a "Plan," and collectively, the "Plans"), hereinafter referred to as the "Class A Plan," the "Class B Plan" and the "Class C Plan." In adopting the Class A Plan, the Class B Plan and the Class C Plan, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Trust and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   The Class A, Class B and Class C Plans provide that the Trust, on behalf of the respective classes, shall pay the Distributor a distribution fee at an annual rate of up to 0.10%, 0.75% and 0.75%, of average daily net assets of such Fund's Class A, Class B and Class C shares, respectively, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year, the amount paid to the Distributor under the Class A Plan, Class B Plan or Class C Plan may exceed the Distributor's distribution costs as described above. Except for Class W shares of the Strategic Bond and Flexible Credit Funds, the Plans also provide that each class of shares of the Trust will also pay the Distributor an account maintenance fee at the annual rate of up to 0.25% of the aggregate average daily net assets of such class of shares to compensate the Distributor and securities firms for account maintenance activities. The Distributor does not receive or retain any distribution and/or account maintenance fees for any shares when the shareholder does not have a broker of record. For the six months ended September 30, 2018, ACS received fees as reflected in the Statements of Operations based on the aforementioned rates.

   The Trust, on behalf of the Strategic Bond and Flexible Credit Funds, has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing additional shareholder services to Class W shareholders. The Distributor does not receive or retain any distribution and/or account maintenance fees for any shares when the shareholder does not have a broker of record. For the six months ended September 30, 2018, ACS earned fees as reflected in the Statements of Operations based on the aforementioned rate.

   ACS receives sales charges on each Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. ACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class A, Class B and Class C shares. ACS has advised the Funds that for the six months ended September 30, 2018, the proceeds received from Class A sales (and paid out to affiliated and non-affiliated broker-dealers) and Class A, Class B and Class C redemptions were as follows:

                                                          Class A                           Class B       Class C
                                    ---------------------------------------------------- ------------- -------------
                                                                            Contingent    Contingent    Contingent
                                     Sales     Affiliated   Non-affiliated   Deferred      Deferred      Deferred
Fund                                Charges  Broker-dealers Broker-dealers Sales Charges Sales Charges Sales Charges
----                                -------- -------------- -------------- ------------- ------------- -------------
U.S. Government Securities......... $  7,642    $   938        $  5,553       $    59       $    --       $   66
Strategic Bond.....................   62,148     40,137          10,527        35,035        17,159        3,111
Flexible Credit....................  190,663     20,266         137,869        18,713            --        4,717

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2018 -- (unaudited) (continued)


   The Trust has entered into a Service Agreement with AIG Fund Services, Inc. ("AFS"), an affiliate of the Adviser. Under the Service Agreement, AFS performs certain shareholder account functions by assisting the Funds' transfer agent, DST Asset Manager Solutions, Inc. ("DST") in connection with the services that it offers to the shareholders of the Funds. The Service Agreement permits the Funds to compensate AFS for services rendered, based upon an annual rate of 0.22% of average daily net assets, which is approved annually by the Trustees. For the six months ended September 30, 2018, the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statements of Operations to compensate AFS pursuant to the terms of the Service Agreement:

                                                           Payable at
Fund                                          Expenses September 30, 2018
----                                          -------- ------------------
U.S. Government Securities Class A........... $146,000      $21,807
U.S. Government Securities Class C...........    7,798        1,116
Strategic Bond Class A.......................  199,833       28,950
Strategic Bond Class B.......................   22,113        3,313
Strategic Bond Class C.......................   70,032       10,349
Strategic Bond Class W.......................   63,820        9,974
Flexible Credit Class A......................  148,419       24,346
Flexible Credit Class C......................   63,642       10,340
Flexible Credit Class W......................  152,969       28,180

   At September 30, 2018, AIG Active Allocation Portfolio and AIG Multi-Asset Allocation Portfolio, each a series of SunAmerica Series, Inc., owned a percentage of the outstanding shares of the following Funds:

                                                            Holder
                                                    ---------------------
                                                       AIG         AIG
                                                      Active   Multi-Asset
                                                    Allocation Allocation
      Fund                                          Portfolio   Portfolio
      ----                                          ---------- -----------
      U.S. Government Securities...................   13.95%      18.28%
      Strategic Bond...............................    2.19        1.88
      Flexible Credit..............................    2.57        3.48

Note 4. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended September 30, 2018 were as follows:

                                     Purchases of Investment      Sales of Investment     Purchase of U.S. Sales of U.S.
                                    Securities (Excluding U.S. Securities (Excluding U.S.    Government     Government
Fund                                  Government Securities)     Government Securities)      Securities     Securities
----                                -------------------------- -------------------------- ---------------- -------------
U.S. Government Securities.........        $         --               $         --          $23,926,949     $30,074,155
Strategic Bond.....................         119,110,994                216,014,053           60,586,210      29,700,784
Flexible Credit....................         119,472,902                 80,056,906                   --              --

Note 5. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, late year ordinary losses, distributions payable, straddle loss deferrals, amortization of premium/discount and treatment of defaulted securities.

                                             Distributable Earnings               Tax Distributions
                                        For the year ended March 31, 2018     For the year ended March 31, 2018
                                    ----------------------------------------  ---------------------------------
                                                 Long-term      Unrealized
                                     Ordinary  Gains/Capital   Appreciation    Ordinary         Long-Term
Fund                                  Income   Loss Carryover (Depreciation)*   Income        Capital Gains
----                                ---------- -------------- ---------------   -----------   -------------
U.S. Government Securities......... $  481,565  $(19,632,848)   $ 1,460,586   $ 2,661,495        $    --
Strategic Bond.....................    754,183   (20,384,604)    (7,630,955)   10,179,966             --
Flexible Credit....................  1,281,870    (7,003,721)    (4,723,674)   16,843,293             --

--------
* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2018 -- (unaudited) (continued)


   As of March 31, 2018, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:

                                              Unlimited+
                                        -----------------------
Fund                                        ST          LT
----                                    ----------- -----------
U.S. Government Securities............. $13,869,489 $ 5,763,359
Strategic Bond.........................     602,094  19,782,510
Flexible Credit........................          --   7,003,721

--------
+ On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changes various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

   Under the current law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended March 31, 2018, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

                                                        Deferred     Deferred
                                          Deferred    Post-October Post-October
                                          Late Year    Short-Term   Long-Term
Fund                                    Ordinary Loss Capital Loss Capital Loss
----                                    ------------- ------------ ------------
U.S. Government Securities.............   $     --     $       --    $477,827
Strategic Bond.........................    212,069      1,402,544      19,844
Flexible Credit........................         --             --      74,752

   At September 30, 2018, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities, repurchase agreements and derivatives, were as follows:

                                  Aggregate   Aggregate    Unrealized
                                  Unrealized  Unrealized   Gain/(Loss)    Cost of
Fund                                 Gain        Loss          Net      Investments
----                              ---------- ------------  -----------  ------------
U.S. Government Securities....... $3,584,028 $ (3,554,862) $    29,166  $135,733,644
Strategic Bond...................  3,094,816  (12,758,934)  (9,664,118)  301,405,571
Flexible Credit Bond.............  4,197,843   (8,092,409)  (3,894,566)  366,568,930

   On December 22, 2017, the Tax Cuts and Jobs Act (the "Act") was signed into law. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Management is currently evaluating the impact, if any, on the financial statements and the accompanying notes to financial statements.

Note 6. Capital Share Transactions

   Transactions in capital shares of each class of each Fund were as follows:

                                      U.S. Government Securities
                          --------------------------------------------------
                                                Class A
                          --------------------------------------------------
                                   For the
                              six months ended               For the
                             September 30, 2018            year ended
                                 (unaudited)             March 31, 2018
                          ------------------------  ------------------------
                            Shares       Amount       Shares       Amount
                          ----------  ------------  ----------  ------------
Shares sold(1)(2)........    891,570  $  7,935,706   2,316,337  $ 20,988,914
Reinvested dividends.....    111,396       991,021     244,835     2,226,713
Shares redeemed.......... (1,821,210) $(16,202,795) (3,295,222)  (29,980,480)
                          ----------  ------------  ----------  ------------
Net increase (decrease)..   (818,244) $ (7,276,068)   (734,050) $ (6,764,853)
                          ==========  ============  ==========  ============

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2018 -- (unaudited) (continued)

                                     U.S. Government Securities
                          -----------------------------------------------
                                              Class C
                          -----------------------------------------------
                                 For the
                             six months ended             For the
                            September 30, 2018          year ended
                               (unaudited)            March 31, 2018
                          ---------------------  ------------------------
                           Shares      Amount      Shares       Amount
                          --------  -----------  ----------  ------------
Shares sold..............   48,650  $   432,362     166,535  $  1,513,933
Reinvested dividends.....    3,414       30,346      16,706       152,011
Shares redeemed(1)(2).... (160,449)  (1,426,571) (1,472,671)  (13,299,249)
                          --------  -----------  ----------  ------------
Net increase (decrease).. (108,385) $  (963,863) (1,289,430) $(11,633,305)
                          ========  ===========  ==========  ============

--------
(1)For the six months ended September 30, 2018, includes automatic conversion of 9,952 shares of Class C shares in the amount of $88,486 to 9,950 shares of Class A shares in the amount of $88,486.
(2)For the year ended March 31, 2018, includes automatic conversion of 251,877 shares of Class C shares in the amount of $2,244,225 to 251,595 shares of Class A shares in the amount of $2,244,225.

                                                                     Strategic Bond
                        --------------------------------------------------------------------------------------------------------
                                               Class A                                              Class B
                        ----------------------------------------------------  --------------------------------------------------
                                 For the                                               For the
                             six months ended               For the               six months ended               For the
                            September 30, 2018             year ended            September 30, 2018            year ended
                               (unaudited)               March 31, 2018              (unaudited)             March 31, 2018
                        -------------------------  -------------------------  ------------------------  ------------------------
                           Shares       Amount        Shares       Amount       Shares       Amount       Shares       Amount
                        -----------  ------------  -----------  ------------  ----------  ------------  ----------  ------------
Shares sold(1)(2)(3)(4)   3,544,844  $ 11,806,303   19,972,035  $ 68,107,643     379,110  $  1,260,646     869,650  $  2,985,386
Reinvested dividends...     916,396     3,046,100    1,317,545     4,531,780      79,664       264,653     159,576       548,783
Shares redeemed(1)(2).. (13,281,800)  (44,201,614) (11,040,002)  (37,839,522) (1,733,636)   (5,760,263) (3,310,957)  (11,372,010)
                        -----------  ------------  -----------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease)  (8,820,560) $(29,349,211)  10,249,578  $ 34,799,901  (1,274,862) $ (4,234,964) (2,281,731) $ (7,837,841)
                        ===========  ============  ===========  ============  ==========  ============  ==========  ============

                                                                     Strategic Bond
                        --------------------------------------------------------------------------------------------------------
                                               Class C                                              Class W
                        ----------------------------------------------------  --------------------------------------------------
                                 For the                                               For the
                             six months ended               For the               six months ended               For the
                            September 30, 2018             year ended            September 30, 2018            year ended
                               (unaudited)               March 31, 2018              (unaudited)             March 31, 2018
                        -------------------------  -------------------------  ------------------------  ------------------------
                           Shares       Amount        Shares       Amount       Shares       Amount       Shares       Amount
                        -----------  ------------  -----------  ------------  ----------  ------------  ----------  ------------
Shares sold............     539,300  $  1,806,876    3,141,993  $ 10,844,054   4,156,526  $ 13,806,360  14,598,225  $ 50,166,169
Reinvested dividends...     231,622       772,923      598,701     2,067,953     222,638       739,358     317,651     1,091,699
Shares redeemed(3)(4)..  (4,550,884)  (15,193,370) (20,387,026)  (69,770,025) (8,787,483)  (29,206,660) (5,987,746)  (20,513,498)
                        -----------  ------------  -----------  ------------  ----------  ------------  ----------  ------------
Net increase (decrease)  (3,779,962) $(12,613,571) (16,646,332) $(56,858,018) (4,408,319) $(14,660,942)  8,928,130  $ 30,744,370
                        ===========  ============  ===========  ============  ==========  ============  ==========  ============

--------
(1)For the six months ended September 30, 2018, includes automatic conversion of 67,687 shares of Class B shares in the amount of $225,243 to 67,646 shares of Class A shares in the amount of $225,243.
(2)For the year ended March 31, 2018, includes automatic conversion of 146,651 shares of Class B shares in the amount of $502,679 to 146,509 shares of Class A shares in the amount of $502,679.
(3)For the six months ended September 30, 2018, includes automatic conversion of 180,428 shares of Class C shares in the amount of $602,552 to 180,970 shares of Class A shares in the amount of $602,552.
(4)For the year ended March 31, 2018, includes automatic conversion of 2,044,542 shares of Class C shares in the amount of $6,930,997 to 2,056,676 shares of Class A shares in the amount of $6,930,997.

                                            Flexible Credit
                          ---------------------------------------------------
                                                Class A
                          ---------------------------------------------------
                                   For the
                              six months ended               For the
                             September 30, 2018             year ended
                                 (unaudited)              March 31, 2018
                          ------------------------  -------------------------
                            Shares       Amount        Shares       Amount
                          ----------  ------------  -----------  ------------
Shares sold(1)(2)........  9,242,298  $ 31,345,040   15,263,536  $ 52,432,452
Reinvested dividends.....    917,514     3,108,637    1,805,509     6,214,632
Shares redeemed.......... (8,711,424)  (29,539,320) (20,023,513)  (68,775,062)
                          ----------  ------------  -----------  ------------
Net increase (decrease)..  1,448,388  $  4,914,357  (2,954,468)  $(10,127,978)
                          ==========  ============  ===========  ============

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2018 -- (unaudited) (continued)

                                                                    Flexible Credit
                        -------------------------------------------------------------------------------------------------------
                                             Class C                                              Class W
                        -------------------------------------------------  ----------------------------------------------------
                                For the                                             For the
                            six months ended              For the              six months ended                For the
                           September 30, 2018           year ended            September 30, 2018             year ended
                              (unaudited)             March 31, 2018              (unaudited)              March 31, 2018
                        -----------------------  ------------------------  ------------------------  --------------------------
                          Shares       Amount      Shares       Amount       Shares       Amount        Shares        Amount
                        ----------  -----------  ----------  ------------  ----------  ------------  -----------  -------------
Shares sold............  1,784,386  $ 6,086,881   4,346,092  $ 15,053,291  17,720,336  $ 60,137,865   21,898,961  $  75,416,969
Reinvested dividends...    266,428      908,886     619,069     2,143,889     596,598     2,024,217    1,071,044      3,689,146
Shares redeemed(1)(2).. (2,452,288)  (8,370,339) (9,187,515)  (31,714,471) (9,405,755)  (31,943,432) (30,165,932)  (103,923,875)
                        ----------  -----------  ----------  ------------  ----------  ------------  -----------  -------------
Net increase (decrease)   (401,474) $(1,374,572) (4,222,354) $(14,517,291)  8,911,179  $ 30,218,650   (7,195,927) $ (24,817,760)
                        ==========  ===========  ==========  ============  ==========  ============  ===========  =============

--------
(1)For the six months ended September 30, 2018, includes automatic conversion of 48,751 shares of Class C shares in the amount of $166,678 to 49,083 shares of Class A shares in the amount of $166,678.
(2)For the year ended March 31, 2018, includes automatic conversion of 811,222 shares of Class C shares in the amount of $2,782,490 to 815,980 shares of Class A shares in the amount of $2,782,490.

Note 7. Line of Credit

   The Trust has access to a $75 million committed unsecured line of credit and, along with certain other funds managed by the Adviser, a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company ("State Street"), the Trust's custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street's discretionary bid rate on the uncommitted line of credit. The Trust, on behalf of each of the Funds, has paid State Street for its own account, such Fund's ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000.00.

   For the six months ended September 30, 2018, the following Funds had borrowings:

                             Days     Interest    Debt    Average
Fund                      Outstanding Charges   Utilized  Interest
----                      ----------- -------- ---------- --------
Strategic Bond...........      3       $1,826  $6,574,420   3.32%
Flexible Credit..........      5        1,205   2,731,715   3.18

   At September 30, 2018, there were no borrowings outstanding.

Note 8. Interfund Lending Agreement

   Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended September 30, 2018, none of the Funds participated in this program.

Note 9. Investment Concentration

   The Flexible Credit Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

   The Flexible Credit Fund and Strategic Bond Fund invest in participations and assignments, or act as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead

        SunAmerica Income Funds
        NOTES TO FINANCIAL STATEMENTS -- September 30, 2018 -- (unaudited) (continued)

   lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, a Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When a Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, a Fund is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Funds and the borrower.

   Each Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaulted, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the U.S. Government Fund's concentration in such investments, it may be subject to risks associated with U.S. Government agencies or instrumentalities.

Note 10. Subsequent Event

   Effective November 19, 2018, pursuant to an Advisory Fee Waiver Agreement with AIG Strategic Bond Fund, SunAmerica is contractually obligated to waive its management fee with respect to the Fund so that the management fee payable by the Fund to SunAmerica equals 0.38% on the first $350 million of average daily net assets and 0.33% above $350 million of average daily net assets. This agreement will continue in effect through July 31, 2020, and from year to year thereafter provided such continuance is agreed to by SunAmerica and approved by a majority of the Independent Trustees.

   Effective November 19, 2018, pursuant to an Advisory Fee Waiver Agreement with AIG Flexible Credit Fund, SunAmerica is contractually obligated to waive its management fee with respect to the Fund so that the management fee payable by the Fund to SunAmerica equals 0.34% of average daily net assets. This agreement will continue in effect through July 31, 2020, and from year to year thereafter provided such continuance is agreed to by SunAmerica and approved by a majority of the Independent Trustees.

        SunAmerica Income Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2018 -- (unaudited)

Approval of the Investment Advisory and Management Agreement and Subadvisory Agreements

The Board of Trustees (the "Board" the members of which are referred to as "Trustees") of SunAmerica Income Funds (the "Trust"), including the Trustees who are not "interested persons," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), of the Trust or its separate series (each, a "Fund," and collectively, the "Funds"), SunAmerica Asset Management, LLC ("SunAmerica"), PineBridge Investments LLC ("PineBridge") or Newfleet Asset Management, LLC ("Newfleet," and together with PineBridge, the "Subadvisers"), approved the continuation of the Investment Advisory and Management Agreement between the Trust, on behalf of the Funds, and SunAmerica (the "Advisory Agreement") for a one-year period ending June 30, 2019 at an in-person meeting held on June 5-6, 2018 (the "Meeting"). The Trust currently consists of the following three separate Funds: AIG Flexible Credit Fund ("Flexible Credit Fund"), AIG Strategic Bond Fund ("Strategic Bond Fund") and AIG U.S. Government Securities Fund ("U.S. Government Securities Fund").

At the Meeting, the Board, including the Independent Trustees, also approved the continuation of the Subadvisory Agreement between SunAmerica and PineBridge with respect to the Strategic Bond Fund and the Subadvisory Agreement between SunAmerica and Newfleet with respect to the Flexible Credit Fund (the "Subadvisory Agreements" and together with the Advisory Agreement, the "Agreements"), each for a one-year period ending June 30, 2019.

In accordance with Section 15(c) of the 1940 Act, the Board requested, and SunAmerica and the Subadvisers provided, materials relating to the Board's consideration of whether to approve the continuation of the Agreements. These materials included, as applicable: (a) a summary of the services provided or to be provided, as applicable, by SunAmerica and its affiliates to the Funds and by the Subadvisers; (b) information independently compiled and prepared by Broadridge Financial Solutions, Inc. ("Broadridge"), an independent third-party provider of mutual fund data, on fees and expenses of the Funds, and the investment performance of the Funds as compared with a peer group of funds, along with fee and performance data with respect to the Funds and any other mutual funds or other accounts advised or subadvised by SunAmerica or the Subadvisers with similar investment objectives and/or strategies, as applicable; (c) information on the profitability of SunAmerica and its affiliates, and a discussion relating to indirect benefits; (d) information relating to economies of scale; (e) information about SunAmerica's general compliance policies and procedures and the services it provides in connection with its oversight of subadvisers; (f) information about SunAmerica's and the Subadvisers' risk management processes; (g) information regarding brokerage and soft dollar practices; and (h) information about the key personnel of SunAmerica and its affiliates, and the Subadvisers, that are involved in the investment management, administration, compliance and risk management activities with respect to the Funds, as well as current and projected staffing levels and compensation practices.

In determining whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, considered at the Meeting, and from time to time as appropriate, factors it deemed relevant, including the following information:

Nature, Extent and Quality of Services Provided by SunAmerica and the Subadvisers. The Board, including the Independent Trustees, considered the nature, extent and quality of services provided by SunAmerica. The Board noted that the services include acting as investment manager and adviser to the Funds, managing the daily business affairs of the Funds, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that SunAmerica provides office space, bookkeeping, accounting, legal, and compliance, clerical and administrative services and has authorized its officers and employees, if elected, to serve as officers or trustees of the Trust without compensation. The Board also noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including the Subadvisers. In addition to the quality of the advisory services provided by SunAmerica, the Board considered the quality of the administrative and other services provided by SunAmerica to the Funds pursuant to the Advisory Agreement.

In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica's fund administration, accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of the Funds. The Board also reviewed the personnel responsible for providing advisory services to the Funds and other key personnel of SunAmerica, in addition to current and projected staffing levels and compensation practices. The Board concluded, based on its experience and interaction with SunAmerica, that: (i) SunAmerica would continue to be able to retain quality investment and other personnel; (ii) SunAmerica has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SunAmerica has been responsive to requests of the Board; and (iv) SunAmerica

        SunAmerica Income Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2018 -- (unaudited) (continued)

has kept the Board apprised of developments relating to the Funds and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered SunAmerica's reputation and long-standing relationship with the Funds and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of March 31, 2018, SunAmerica managed, advised and/or administered approximately
$89.5 billion in assets. In addition, the Board considered SunAmerica's code of ethics and its commitment to compliance generally and with respect to its management and administration of the Funds. The Board also considered SunAmerica's risk management processes. The Board further observed that SunAmerica has developed internal procedures for monitoring compliance with the investment objectives, policies and restrictions of the Funds as set forth in the Funds' prospectuses. The Board also reviewed SunAmerica's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact SunAmerica in effectively serving as the investment adviser to the Funds.

The Board also considered the nature, extent and quality of services provided by each Subadviser to the applicable Funds. The Board observed that the Subadvisers are responsible for providing day-to-day investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Fund that each Subadviser manages, subject to the oversight and review of SunAmerica. The Board reviewed each Subadviser's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Funds, and other key personnel of each Subadviser, in addition to current and projected staffing levels and compensation practices, and concluded, based on its experience with the Subadvisers, that each Subadviser: (i) has been able to retain high quality portfolio managers and other investment personnel; (ii) has exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the applicable Subadvisory Agreement; and (iii) has been responsive to requests of the Board and of SunAmerica. In addition, the Board considered each Subadviser's code of ethics and risk management processes. The Board further observed that each Subadviser has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Funds as set forth in the Funds' prospectuses. The Board also reviewed each Subadviser's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact the Subadvisers from effectively serving as Subadvisers to the Funds. The Board concluded that the nature and extent of services provided by each Subadviser under the respective Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fee and that the quality of services continues to be high.

Investment Performance. The Board, including the Independent Trustees, also considered the investment performance of SunAmerica and the Subadvisers with respect to the Funds, as applicable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Funds as compared to each Fund's peer group ("Peer Group") and/or peer universe ("Peer Universe") as independently determined by Broadridge and to an appropriate index or combination of indices, including the Funds' benchmarks. The Board was provided with a description of the methodology used by Broadridge to select the funds in each Peer Group and Peer Universe.

The Board noted that performance information was for the periods ended
March 31, 2018. The Board also noted that it regularly reviews the performance of the Funds throughout the year. The Board further noted that, while it monitors performance of the Funds closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

Flexible Credit Fund. The Board considered that the Fund's performance was above the medians of its Peer Group and Peer Universe for the one-, three- and five-year periods. The Board further considered that the Fund outperformed its Broadridge Index for the one-, three- and five-year periods. The Board concluded that the Fund's performance was satisfactory.

Strategic Bond Fund. The Board considered that the Fund's performance was below the medians of its Peer Group and Peer Universe for the one-, three- and five-year periods The Board further noted that the Fund underperformed its Broadridge Index for the one-, three- and five-year periods. The Board took into account management's discussion of the reasons for the Portfolio's recent underperformance and concluded that the Portfolio's performance was being appropriately monitored.

        SunAmerica Income Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2018 -- (unaudited) (continued)


U.S. Government Securities Fund. The Board considered that the Fund's performance was below the medians of its Peer Group and Peer Universe for the one-, three- and five-year periods. The Board also considered that the Fund underperformed its Broadridge Index for the one-, three- and five-year periods. The Board noted management's discussion of the Fund's performance and concluded that the Fund's performance was being appropriately monitored.

Consideration of the Management Fees and Subadvisory Fee and the Cost of the Services and Profits to be Realized by SunAmerica, the Subadvisers and their Affiliates from the Relationship with the Funds. The Board, including the Independent Trustees, received and reviewed information regarding the fees paid by the Funds to SunAmerica pursuant to the Advisory Agreement and the fees to be paid by SunAmerica to the Subadvisers pursuant to the Subadvisory Agreements. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica, the Subadvisers or their affiliates in connection with providing such services to the Funds.

To assist in analyzing the reasonableness of the management fee for each of the Funds, the Board received reports independently prepared by Broadridge. The reports showed comparative fee information for each Fund's Peer Group and/or Peer Universe as determined by Broadridge, including rankings within each category. In considering the reasonableness of the management fee to be paid by each Fund to SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. In considering each Fund's total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by SunAmerica with respect to each Fund. The Board further considered that, unlike the funds in each Peer Group and Peer Universe, the fee waivers and/or reimbursements being made by SunAmerica with respect to the Funds are only reflected in the total expenses category of the Broadridge reports, rather than also being reflected as specific management fee waivers in the actual management fee category of the Broadridge reports. As a result, the Board took into account that the actual management fees presented by Broadridge for the funds in each Peer Group and Peer Universe may appear lower on a relative basis. The Board also considered the various expense components of the Funds and compared each Fund's net expense ratio (taking into account the contractual fee caps and waivers) to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the management fee for the Funds. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Broadridge as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds.

The Board also considered the management fees received by SunAmerica with respect to other mutual funds and accounts with similar investment strategies to the Funds, to the extent applicable. The Board noted, however, that the mutual funds identified as similar to the Funds are sold only in the variable annuity market and, accordingly, are in different Broadridge classifications, with peer groups consisting of funds underlying variable insurance products. The Board then noted the management fees paid by the Funds were reasonable as compared to the fees SunAmerica was receiving from other mutual funds and accounts for which it serves as adviser or subadviser.

The Board also received and reviewed information regarding the fees paid by SunAmerica to the Subadvisers pursuant to the Subadvisory Agreements. To assist in analyzing the reasonableness of the subadvisory fees, the Board received a report independently prepared by Broadridge. The report showed comparative fee information of the Funds' Peer Groups and/or Peer Universes that the Board used as a guide to help assess the reasonableness of the subadvisory fees. The Board noted that Peer Group information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds. The Board also considered that the subadvisory fees are paid by SunAmerica out of its management fee and not by the Funds, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SunAmerica and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and the Subadvisers, respectively.

The Board also considered fees received by the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Funds for which they serve as adviser or subadviser, to the extent applicable. The Board then noted that the subadvisory fee paid by SunAmerica to PineBridge was reasonable as compared to fees PineBridge receives for other mutual funds and accounts for which it serves as adviser or subadviser. The Board also noted that Newfleet indicated that there are meaningful differences between the Flexible Credit Fund and another subadvised account with a similar strategy.

        SunAmerica Income Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2018 -- (unaudited) (continued)


Flexible Credit Fund. The Board considered that the Fund's actual management fees were below the medians of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were below the medians of its Peer Group and Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and further noted management's discussion regarding the Fund's expenses. The Board also took into account recent actions to reduce Fund expenses through fee waivers.

Strategic Bond Fund. The Board considered that the Fund's actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were above the medians of its Peer Group and Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and further noted management's discussion regarding the Fund's expenses. The Board also took into account recent actions to reduce Fund expenses through fee waivers.

U.S. Government Securities Fund. The Board considered that the Fund's actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were below the median of its Peer Group and above the median of its Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and further noted management's discussion regarding the Fund's expenses.

Profitability. The Board also considered SunAmerica's profitability and the benefits SunAmerica and its affiliates received from its relationship with the Funds. The Board received and reviewed financial statements relating to SunAmerica's financial condition and profitability with respect to the services it provided the Funds and considered how profit margins could affect SunAmerica's ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by SunAmerica and its affiliates that provide services to the Funds on a Fund by Fund basis, as well as an Investment Management Profitability Analysis prepared by an independent information service, Broadridge. The Board also considered the contractual fee waivers and/or expense reimbursements agreed to by SunAmerica.

The Board considered the profitability of SunAmerica under the Advisory Agreement, including the amount of management fees it retained after payment to the Subadvisers, and considered the profitability of SunAmerica's affiliates under the Rule 12b-1 Plans Service Agreements, and Administrative and Shareholder Services Agreements. Additionally, the Board considered whether SunAmerica, the Subadvisers and their affiliates received any indirect benefits from the relationship with the Funds. Specifically, the Board observed that AIG Federal Savings Bank, an affiliate of SunAmerica serves as custodian with respect to certain shareholder retirement accounts that are administered by SunAmerica and receives a fee payable by the qualifying shareholders. The Board further considered whether there were any collateral or "fall-out" benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Funds. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also reviewed the Subadvisers' financial statements and/or other information and considered whether the Subadvisers had the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services.

The Board concluded that SunAmerica and the Subadvisers had the financial resources necessary to perform their obligations under the Agreements and to continue to provide the Funds with the high quality services that they had provided in the past. The Board also concluded that the management fee and subadvisory fee were reasonable in light of the factors discussed above.

Economies of Scale. The Board, including the Independent Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Funds. The Board considered that as a result of being part of the AIG fund complex, the Funds share common resources and may share certain expenses, and if the size of the complex increases, each Fund could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also took into account that each of the Funds had management fee arrangements that included breakpoints that will adjust the fee downward as the size of the Fund increases, thereby allowing the shareholders to participate in any economies of scale. The Board further noted that SunAmerica has agreed to contractually cap the total annual operating expenses of each class of the Funds, at certain levels. The Board observed that those expense caps benefited shareholders by limiting total fees even in the absence of breakpoints or economies of scale. The Board concluded that the Funds' management fee structure was reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

        SunAmerica Income Funds
        APPROVAL OF ADVISORY AGREEMENTS -- September 30, 2018 -- (unaudited) (continued)


The Board noted that the Subadvisory Agreements included breakpoints, but did not review specific information regarding whether there have been economies of scale with respect to the Subadvisers' management of the Funds because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement.

Other Factors. In consideration of the Agreements, the Board also received information regarding SunAmerica's and the Subadvisers' brokerage and soft dollar practices. The Board considered that SunAmerica and the Subadvisers are responsible for decisions to buy and sell securities for the applicable Funds, selection of broker-dealers and negotiation of commission rates. The Board noted that it receives reports from SunAmerica and from an independent third party which include information on brokerage commissions and execution throughout the year. The Board also considered the benefits SunAmerica and the Subadvisers derive from their soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to SunAmerica and/or the Subadvisers in return for allocating brokerage; however, the Board noted that the securities in which the Funds invest are traded primarily in the over-the-counter market on a "net" basis with dealers acting as principal for their own accounts without a stated commission (although the price of the security usually includes a profit to the dealer) and, therefore, the Funds generally do not incur brokerage commissions. Accordingly, the Board observed that SunAmerica and the Subadvisers typically would not receive soft dollar benefits in return for allocating the Funds' brokerage transactions. The Board further observed that when making purchases of new issues with fixed underwriting fees, SunAmerica or the Subadvisers may designate the use of broker-dealers who have agreed to provide certain statistical, research and other information.

Conclusion. After a full and complete discussion, the Board approved the Agreements, each for a one-year period ending June 30, 2019. Based upon their evaluation of all these factors in their totality, the Board, including the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interests of the Funds and the Funds' shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and each Independent Trustee may have attributed different weights to different factors. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination.

        SunAmerica Income Funds
        SUPPLEMENTS TO THE PROSPECTUS

           THESE SUPPLEMENTS ARE NOT PART OF THE SEMI-ANNUAL REPORT

                            SunAmerica Income Funds
                            AIG Strategic Bond Fund
                      Class A, Class B, Class C, Class W
                                 (the "Fund")

   Supplement dated November 19, 2018, to the Summary Prospectus, Prospectus
                    and Statement of Additional Information
         each dated July 30, 2018, as supplemented and amended to date

Effective November 19, 2018, pursuant to an Amended and Restated Advisory Fee Waiver Agreement, SunAmerica Asset Management, LLC has contractually agreed to waive further a portion of its fees payable by the Fund through July 31, 2020. Accordingly, the following changes to the Summary Prospectus, Prospectus and Statement of Additional Information are effective as of November 19, 2018:

The table in the section of the Fund's Summary Prospectus entitled "Fees and Expenses of the Fund" and the table in the subsection of the Fund's Prospectus entitled "Fund Highlights: AIG Strategic Bond Fund -- Fees and Expenses of the Fund" are deleted in their entirety and replaced with the following:

                                                   Class A Class B Class C Class W
                                                   ------- ------- ------- -------
Shareholder Fees (fees paid directly from your
  investment)
Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering price)...  4.75%   None    None    None
Maximum Deferred Sales Charge (Load) (as a
  percentage of the lesser of the amount redeemed
  or original purchase cost)/(1)/.................  None    4.00%   1.00%   None
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends.......................................  None    None    None    None
Redemption Fee....................................  None    None    None    None
Annual Fund Operating Expenses (expenses that you
  pay each year as a percentage of the value of
  your investment)
Management Fees...................................  0.65%   0.65%   0.65%   0.65%
Distribution and/or Service (12b-1) Fees..........  0.35%   1.00%   1.00%   None
Other Expenses....................................  0.33%   0.37%   0.33%   0.49%
Total Annual Fund Operating Expenses Before Fee
  Waiver and/or Expense Reimbursement.............  1.33%   2.02%   1.98%   1.14%
Fee Waiver and/or Expense Reimbursement/(2)(3)/...  0.27%   0.27%   0.27%   0.27%
Total Annual Fund Operating Expenses After Fee
  Waiver and/or Expense Reimbursement/(2)(3)/.....  1.06%   1.75%   1.71%   0.87%

--------
(1)Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 19-21 of the Prospectus for more information about the CDSCs.

(2)Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC ("SunAmerica") is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.40%, 2.05%, 2.05% and 1.20% for Class A, Class B, Class C and Class W shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund's business. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the trustees of the Board of Trustees who are not "interested persons" of SunAmerica Income Funds as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees").

(3)Pursuant to an Advisory Fee Waiver Agreement, effective November 19, 2018, SunAmerica is contractually obligated to waive its management fee with respect to the Fund so that the management fee payable by the Fund to SunAmerica equals 0.38% on the first $350 million of average daily net assets and 0.33% above $350 million of average daily net assets. This agreement will continue in effect through July 31, 2020, and from year to year thereafter provided such continuance is agreed to by SunAmerica and approved by a majority of the Independent Trustees.

        SunAmerica Income Funds
        SUPPLEMENTS TO THE PROSPECTUS


The subsection of the Fund's Summary Prospectus entitled "Fees and Expenses of the Fund -- Example" and the subsection of the Fund's Prospectus entitled "Fund
Highlights: AIG Strategic Bond Fund -- Fees and Expenses of the Fund -- Example" are deleted in their entirety and replaced with the following:

   This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers and/or reimbursements remain in place through the term of the applicable waiver and/or expense reimbursement. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

                              1 Year 3 Years 5 Years 10 Years
                              ------ ------- ------- --------
                   Class A...  $578   $851   $1,145   $1,978
                   Class B*..   578    907    1,263    2,149
                   Class C...   274    595    1,043    2,285
                   Class W...    89    335      602    1,362

You would pay the following expenses if you did not redeem your shares:

                              1 Year 3 Years 5 Years 10 Years
                              ------ ------- ------- --------
                   Class A...  $578   $851   $1,145   $1,978
                   Class B*..   178    607    1,063    2,149
                   Class C...   174    595    1,043    2,285
                   Class W...    89    335      602    1,362

--------
* Class B shares generally convert to Class A shares approximately eight years after purchase. Therefore, the expense ratios used in the calculations for years 9 and 10 are the same for both Class A and Class B shares.

The last sentence of the fourth paragraph in the subsection of the Fund's Prospectus entitled "Fund Management -- Adviser" is deleted in its entirety and replaced with the following:

   Pursuant to an Advisory Fee Waiver Agreement, effective November 19, 2018, through July 31, 2020, SunAmerica has contractually agreed to waive its management fee with respect to the Strategic Bond Fund so that the management fee payable by the Strategic Bond Fund to SunAmerica equals 0.38% on the first $350 million of average daily net assets and 0.33% above
   $350 million of average daily net assets.

The fifth paragraph in the subsection of the Fund's Statement of Additional Information entitled "Adviser, Subadviser, Personal Securities Trading, Distributor and Servicing Agent" is deleted in its entirety and replaced with the following:

Effective November 19, 2018, SunAmerica has contractually agreed to waive its management fee with respect to the Strategic Bond Fund so that the management fee payable by the Strategic Bond Fund to SunAmerica equals 0.38% on the first $350 million of average daily net assets and 0.33% above $350 million of average daily net assets. The Advisory Fee Waiver Agreement is effective through July 31, 2020, and from year to year thereafter provided such continuance is agreed to by SunAmerica and approved by a majority of the Disinterested Trustees. From May 1, 2018, through November 18, 2018, SunAmerica contractually agreed to waive its management fee with respect to the Strategic Bond Fund so that the management fee payable by the Strategic Bond Fund to SunAmerica equaled 0.40% on the first $350 million of average daily net assets and 0.35% above $350 million of average daily net assets.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary Prospectus, Prospectus and/or the Statement of Additional Information.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

        SunAmerica Income Funds
        SUPPLEMENTS TO THE PROSPECTUS

                            SunAmerica Income Funds
                           AIG Flexible Credit Fund
                           Class A, Class C, Class W
                                 (the "Fund")

   Supplement dated November 19, 2018, to the Summary Prospectus, Prospectus
                    and Statement of Additional Information
         each dated July 30, 2018, as supplemented and amended to date

Effective November 19, 2018, pursuant to an Amended and Restated Advisory Fee Waiver Agreement, SunAmerica Asset Management, LLC has contractually agreed to waive further a portion of its fees payable by the Fund through July 31, 2020. Accordingly, the following changes to the Summary Prospectus, Prospectus and Statement of Additional Information are effective as of November 19, 2018:

The table in the section of the Fund's Summary Prospectus entitled "Fees and Expenses of the Fund" and the table in the subsection of the Fund's Prospectus entitled "Fund Highlights: AIG Flexible Credit Fund -- Fees and Expenses of the Fund" are deleted in their entirety and replaced with the following:

                                                             Class A Class C Class W
                                                             ------- ------- -------
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a
  percentage of offering price).............................  4.75%   None    None
Maximum Deferred Sales Charge (Load) (as a percentage of
  the lesser of the amount redeemed or original purchase
  cost)/(1)/................................................  None    1.00%   None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends.  None    None    None
Redemption Fee..............................................  None    None    None
Annual Fund Operating Expenses (expenses that you pay each
  year as a percentage of the value of your investment)
Management Fees.............................................  0.74%   0.74%   0.74%
Distribution and/or Service (12b-1) Fees....................  0.35%   1.00%   None
Other Expenses..............................................  0.35%   0.36%   0.49%
Total Annual Fund Operating Expenses Before Fee Waiver
  and/or Expense Reimbursement..............................  1.44%   2.10%   1.23%
Fee Waiver and/or Expense Reimbursement/(2)(3)/.............  0.40%   0.40%   0.40%
Total Annual Fund Operating Expenses After Fee Waiver
  and/or Expense Reimbursement/(2)(3)/......................  1.04%   1.70%   0.83%

--------
(1)Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within two years of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See pages 19-21 of the Prospectus for more information about the CDSCs.

(2)Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC ("SunAmerica") is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.45%, 2.10% and 1.25% for Class A, Class C and Class W shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund's business. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees, including a majority of the trustees of the Board of Trustees who are not "interested persons" of SunAmerica Income Funds as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees").

(3)Pursuant to an Advisory Fee Waiver Agreement, effective November 19, 2018, SunAmerica is contractually obligated to waive its management fee with respect to the Fund so that the management fee payable by the Fund to SunAmerica equals 0.34% of average daily net assets. This agreement will continue in effect through July 31, 2020, and from year to year thereafter provided such continuance is agreed to by SunAmerica and approved by a majority of the Independent Trustees.

        SunAmerica Income Funds
        SUPPLEMENTS TO THE PROSPECTUS


The subsection of the Fund's Summary Prospectus entitled "Fees and Expenses of the Fund -- Example" and the subsection of the Fund's Prospectus entitled "Fund
Highlights: AIG Flexible Credit Fund -- Fees and Expenses of the Fund -- Example" are deleted in their entirety and replaced with the following:

   This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers and/or reimbursements remain in place through the term of the applicable waiver and/or expense reimbursement. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

                              1 Year 3 Years 5 Years 10 Years
                              ------ ------- ------- --------
                   Class A...  $576   $871   $1,188   $2,085
                   Class C...   273    619    1,092    2,400
                   Class W...    85    351      637    1,453

You would pay the following expenses if you did not redeem your shares:

                              1 Year 3 Years 5 Years 10 Years
                              ------ ------- ------- --------
                   Class A...  $576   $871   $1,188   $2,085
                   Class C...   173    619    1,092    2,400
                   Class W...    85    351      637    1,453

The penultimate sentence of the fourth paragraph in the subsection of the Fund's Prospectus entitled "Fund Management -- Adviser" is deleted in its entirety and replaced with the following:

Pursuant to an Advisory Fee Waiver Agreement, effective November 19, 2018, through July 31, 2020, SunAmerica has contractually agreed to waive its management fee with respect to the Flexible Credit Fund so that the management fee payable by the Flexible Credit Fund to SunAmerica equals 0.34% of average daily net assets.

The sixth paragraph in the subsection of the Fund's Statement of Additional Information entitled "Adviser, Subadviser, Personal Securities Trading, Distributor and Servicing Agent" is deleted in its entirety and replaced with the following:

Effective November 19, 2018, SunAmerica has contractually agreed to waive its management fee with respect to the Flexible Credit Fund so that the management fee payable by the Flexible Credit Fund to SunAmerica equals 0.34% of average daily net assets. The Advisory Fee Waiver Agreement is effective through July 31, 2020, and from year to year thereafter provided such continuance is agreed to by SunAmerica and approved by a majority of the Disinterested Trustees. From December 7, 2017, through November 18, 2018, SunAmerica contractually agreed to waive its management fee with respect to the Flexible Credit Fund so that the management fee payable by the Flexible Credit Fund to SunAmerica equaled 0.36% of average daily net assets.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary Prospectus, Prospectus and/or the Statement of Additional Information.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

[LOGO]
AIG Funds
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311

   Trustees                   VOTING PROXIES ON       DISCLOSURE OF
    Richard W. Grant          TRUST PORTFOLIO         QUARTERLY PORTFOLIO
    Peter A. Harbeck          SECURITIES              HOLDINGS
    Dr. Judith L. Craven      A description of the    The Trust is required
    William F. Devin          policies and            to file its com-plete
    Stephen J. Gutman         proce-dures that the    schedule of portfolio
    Eileen A. Kamerick        Trust uses to           holdings with the U.S.
   Officers                   determine how to vote   Securities and
    John T. Genoy, President  proxies relating to     Exchange Commission
    James Nichols, Vice       secu-rities held in a   for its first and
      President               Fund's portfolio,       third fiscal quarters
    Christopher C. Joe,       which is available in   on Form N-Q. The
      Chief Compliance        the Trust's Statement   Trust's Forms N-Q are
      Officer                 of Additional           available on the
    Gregory N. Bressler,      Information, may be     U.S. Securities and
      Secretary               ob-tained without       Exchange Commis-sion
    Kathleen Fuentes, Chief   charge upon request,    website at
      Legal Officer and       by calling (800)        www.sec.gov. You can
      Assistant Secretary     858-8850. The           also review and obtain
    Gregory R. Kingston,      in-formation is also    copies of the Forms
      Treasurer               available from the      N-Q at the U.S.
    Donna McManus, Vice       EDGAR database on the   Securities and
      President and           U.S. Secu-rities and    Exchange Commission
      Assistant Treasurer     Exchange Commission's   Public Refer-ence Room
    Shawn Parry, Vice         website at              in Washington DC
      President and           http://www.sec.gov.     (information on the
      Assistant Treasurer     DELIVERY OF             operation of the
    Matthew J. Hackethal,     SHAREHOLDER DOCUMENTS   Public Reference Room
      Anti-Money Laundering   The Funds have adopted  may be ob-tained by
      Compliance Officer      a policy that allows    calling
   Investment Adviser         them to send only one   1-800-SEC-0330).
    SunAmerica Asset          copy of a Fund's        PROXY VOTING RECORD ON
      Management, LLC         prospectus, proxy       SUNAMERICA INCOME FUNDS
    Harborside 5              material, annual        Information regarding
    185 Hudson Street, Suite  report and semi-annual  how the Funds voted
      3300                    report (the             proxies relating to
    Jersey City, NJ 07311     "shareholder            securities held in the
   Distributor                documents") to          Funds during the most
    AIG Capital Services,     shareholders with       recent twelve month
      Inc.                    multiple accounts       period ended June 30
    Harborside 5              residing at the same    is available, once
    185 Hudson Street, Suite  "household." This       filed with the U.S.
      3300                    practice is called      Securities and
    Jersey City, NJ 07311     householding and        Exchange Commission,
   Shareholder Servicing      reduces Fund expenses,  without charge, upon
   Agent                      which benefits you and  request, by calling
    AIG Fund Services, Inc.   other shareholders.     (800) 858-8850 or on
    Harborside 5              Unless the Funds        the U.S. Securities
    185 Hudson Street, Suite  receive instructions    and Exchange
      3300                    to the con-trary, you   Commission's website
    Jersey City, NJ 07311     will only receive one   at http://www.sec.gov.
   Custodian                  copy of the             This report is
    State Street Bank and     shareholder documents.  submitted solely for
      Trust Company           The Funds will          the general
    One Lincoln Street        continue to household   information of
    Boston, MA 02111          the share-holder        shareholders of the
   Transfer Agent             documents               Funds. Distribution of
    DST Asset Manager         indefinitely, until we  this report to persons
      Solutions, Inc.         are instructed          other than
    303 W 11th Street         otherwise. If you do    shareholders of the
    Kansas City, MO 64105     not wish to             Funds is authorized
                              participate in          only in con-nection
                              householding please     with a currently
                              contact Shareholder     effective pro-spectus,
                              Services at (800)       setting forth details
                              858-8850 ext. 6010 or   of the Funds, which
                              send a written request  must precede or
                              with your name, the     accom-pany this report.
                              name of your fund(s)    The accompanying
                              and your account        report has not been
                              number(s) to AIG Funds  audited by independent
                              c/o DST, P.O. Box       accountants and
                              219186, Kansas City     accordingly no opinion
                              MO, 64121-9186. We      has been expressed
                              will resume             thereon.
                              in-dividual mailings
                              for your account
                              within thirty (30)
                              days of receipt of
                              your request.

Go Paperless!!

Did you know that you have the option to receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

It's Quick -- Fund documents will be received faster than via traditional mail.

It's Convenient -- Elimination of bulky documents from personal files.

It's Cost Effective -- Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow these simple steps:


                   1   Go to www.aig.com/funds

                   2   Click on the link to "Go Paperless!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.aig.com/funds at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover.

AIG Funds are advised by SunAmerica Asset Management, LLC (SAAMCo) and distributed by AIG Capital Services, Inc. (ACS), Member FINRA. Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, 800-858-8850. SAAMCo and ACS are members of American International Group, Inc. (AIG).

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the AIG Funds Sales Desk at 800-858-8850, ext. 6003, or at aig.com/funds. Read the prospectus carefully before investing.

aig.com/funds

INSAN - 9/18

[LOGO]

Item 2.  Code of Ethics.

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

         Not applicable.

Item 13. Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By: /s/ John T. Genoy
    -----------------------
    John T. Genoy
    President

Date: December 07, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    -----------------------
    John T. Genoy
    President

Date: December 07, 2018

By: /s/ Gregory R. Kingston
    -----------------------
    Gregory R. Kingston
    Treasurer

Date: December 07, 2018